   As filed with the Securities and Exchange Commission on March 1, 1999


                                                     Registration Nos. 333-20649
                                                                        811-8033
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                            ----------------------
                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 10
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                               Amendment No. 12
                       (Check Appropriate Box or Boxes)

                            ----------------------
            Security Capital Real Estate Mutual Funds Incorporated
              (Exact Name of Registrant as Specified in Charter)
                            11 South LaSalle Street
                            Chicago, Illinois 60603
                                (312) 345-5800
  (Address of Principal Executive Offices, Including Zip Code, and Telephone
                         Number, Including Area Code)

                             Anthony R. Manno Jr.
         Security Capital Global Capital Management Group Incorporated
                             11 South LaSalle Street
                             Chicago, Illinois 60603
                    (Name and Address of Agent for Service)

                                With Copies to:

David T. Novick                              Jeffrey A. Klopf
Security Capital Group Incorporated          Security Capital Group Incorporated
11 South LaSalle Street                      125 Lincoln Avenue
Chicago, Illinois 60603                      Santa Fe, New Mexico 87501

Diane E. Ambler
Mayer, Brown & Platt
2000 Pennsylvania Avenue, N.W.
Washington, D.C. 20006


   It is proposed that this filing will become effective (check appropriate box):
[ ]immediately upon filing pursuant to     [ ]on (date) pursuant to paragraph
   paragraph (b).                             (a)(1) of Rule 485.
[ ]on (date) pursuant to paragraph (b).    [ ]75 days after filing pursuant
[X]60 days after filing pursuant              to paragraph (a)(2).
   to paragraph (a)(1).                    [ ]on date pursuant to paragraph
                                              (a)(2) of Rule 485.

   If appropriate, check the following box:

[ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being Registered................................Common Stock

                               SECURITY CAPITAL

                            U.S. REAL ESTATE SHARES

==============================================================================

                                Class I Shares

                            A mutual fund investing
                      primarily in real estate securities
                             in the United States


                                  PROSPECTUS

                                April XX, 1999

    As is the case with all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved these securities and has not passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                    [LOGO]

                               SECURITY CAPITAL

                            U.S. REAL ESTATE SHARES

================================================================================


TABLE OF CONTENTS
The Fund Blueprint.......................................2
   Overview
   Prior Investment Results
   Shareholder Costs
Building the Fund Portfolio..............................7
   The Investment Adviser and Management Team
   Types of Investments
   Investment Risks
   How the Fund Manages Risk
How the Fund is Managed.................................13
   Opportunities in the Real Estate Industry
   Investment Process
On Becoming a Shareholder...............................16
   How to Purchase Fund Shares
   How to Redeem Fund Shares
   Other Redemption Information
   Performance Reporting
   Tax Consequences and Year-End Reporting
   Reports to Shareholders
Financial Highlights....................................23
To Learn More About the Fund....................Back Cover
Contact Us for More Information.................Back Cover

A WORD TO POTENTIAL INVESTORS

The information in this prospectus is presented to help you decide whether the fund matches your financial situation and investment goals.

This prospectus is specific to Class I shares of the fund. The minimum initial investment in Class I shares--which are sold at net asset value without a sales charge--is $250,000.

The fund's Class R shares (which have a lower minimum investment and different expenses) are described in a separate prospectus. For further information, please call toll free: 1-888-SECURITY.

About This Document

This prospectus describes the objectives and policies of the fund, the potential risks of investing, the fund's management, and other information necessary to make an informed investment decision.

Please read it carefully before you invest and then retain it for future reference.

                                   The Fund

                                   Blueprint
================================================================================

OVERVIEW

What are the fund's investment objectives?

 . The fund seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States.

 . Long term, the fund's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States.

What kind of investments does the fund make?

 . The fund invests primarily in real estate securities. It does not invest in real estate directly.

 . The fund's investments generally include equity securities -- primarily common stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs), rights, warrants, convertible securities, and preferred stocks.

 . Typically, at least 80 percent of the fund's assets are invested in equity securities of publicly traded real estate companies operating in the United States.

What type of investor might consider investing in the fund?

Based on the fund's investment goals and strategies, it might be suitable for investors who:

 . seek to diversify their investment holdings by adding a real estate component to their portfolio

 .  have a long-term investment horizon

 .  expect real estate to provide above-average investment returns over time

What are the chief risks of investing in the fund?

 . Market risk. The prices of real estate securities will vary with market conditions. As a result, an investor in the fund can lose money if the value of the fund's investments declines.

 . Real estate exposure. The fund may be affected by the same factors that influence the value of real estate in general.

 . Interest rate risk. Higher mortgage rates can affect the profitability and liquidity of properties in the real estate market (and, therefore, can affect the value of the real estate securities associated with those properties).

 . Credit risk. A decline in the credit rating or perceived credit quality of a real estate company's debt can have a negative impact on the value of its stock.

 . Non-diversified portfolio. The fund is non-diversified; therefore, the fund may invest a greater percentage of its assets in the securities of one issuer than a diversified fund. Accordingly, the results of any one investment can have a significant impact on the fund's performance -- either good or bad.

 . Concentration risk. Because the fund invests primarily in real estate securities, the fund's reaction to real estate market variables may be greater than that of a fund that invests in more than one market sector.

PRIOR INVESTMENT RESULTS

The future performance of a mutual fund cannot be predicted by looking at its performance in the past. However, a review of its prior results can help illustrate the variability of fund returns that an investor in the fund would have experienced over various time periods.

The total return achieved by the fund through the fiscal year ended December 31, 1998, is shown below, along with its best and worst quarterly performance during that time period.

In addition to the foregoing, the fund tracks its performance against the Morningstar Specialty-Real Estate Ranking, a compilation of entities which invest at least 75% of their holdings in real estate-based securities.

Security Capital U.S. Real Estate Shares
Comparative Returns vs. Industry Benchmarks
Total Return
Period from April 23, 1997/1/ to December 31, 1998

[BAR GRAPH APPEARS HERE]


Wilshire Real Estate
Securities Index/2/             0.52%
NAREIT Equity Index/1/          0.78%
SC-US Real Estate Shares        7.32%

This table compares the fund's results to changes in the Wilshire Real Estate Index (WARESI)/2/ and the National Association of Real Estate Investment Trusts (NAREIT) Equity Index./3/ It provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. The calculation of total return assumes reinvestment of all capital gains and income dividends. Results shown for the index also assume the reinvestment of dividends. Because the index is not a managed investment, no operating expenses are deducted from its total return.

/1/ The effective date of the fund's registration statement with the Securities and Exchange Commission.

/2/ The WARESI is an unmanaged, broad-based, market capitalization-weighted index composed of publicly traded REITs and REOCs and partnerships, not including special purpose or healthcare REITs. Prior to utilizing WARESI, the fund used the Wilshire REIT Index as a benchmark, but changed because it was limited solely to REITs.

/3/ The NAREIT Equity Index is an unmanaged index of publicly traded U.S. tax-qualified REITs which have 75% or more of their gross invested book assets invested in the equity ownership of real estate.


Security Capital U.S. Real Estate Shares
Quarterly Performance
Fiscal Year ended December 31, 1998

[BAR GRAPH APPEARS HERE]


Q1                                0.42%
Q2                               -5.77%
Q3                              -10.14%
Q4                                3.57%

This chart shows the fund's quarterly total return for the year ended December 31, 1998. The fund's best quarterly performance during this time period was a gain of 3.57% for the quarter ended December 31, 1998. Its worst quarterly performance was a 10.14% loss for the quarter ended September 30, 1998.

SHAREHOLDER COSTS

The table below shows the amount of fees and expenses you may pay if you buy and hold Class I shares of the fund.

These expenses cover basic operating costs, such as fund management, account administration, and other services. Other customary expenses include transfer agent fees, custodial fees paid to the bank that holds the fund's securities, audit fees, and legal expenses.

Shareholder Transaction Expenses (paid directly from your investment)
 .  Maximum sales charge (load) imposed on purchases (as a percentage of offering price)... none
 .  Maximum deferred sales charge (load)................................................... none
 .  Maximum sales charge (load) imposed on reinvested dividends and other distributions.... none
 .  Redemption fee (as a percentage of amount redeemed, if applicable)..................... none
 .  Exchange fee........................................................................... none
 .  Maximum account fee.................................................................... none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

 .  Management fees........................................................................  0.60%
 .  Distribution and/or service (12b-1) fees...............................................  0.25%
 .  Other expenses.........................................................................  0.44%
 .  Total annual fund operating expenses...................................................  1.29%
 .  Less reimbursed expenses*..............................................................  0.29%
 .  Net fund operating expenses............................................................  1.00%

  * Under the terms of an agreement dated December 16, 1997, Security Capital Global Capital Management Group Incorporated (GCMG) agreed to waive fees and/or reimburse expenses to maintain the net operating expenses of the fund's Class I shares at no more than 1.00% of the fund's Class I average daily net assets until December 31, 1998.

    Under the terms of an agreement dated December 7, 1998, GCMG agreed that, beginning January 1, 1999, it would waive fees and/or reimburse expenses to maintain the net operating expenses of the fund's Class I shares, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.20% of the fund's Class I average daily net assets until December 31, 1999.

What are the costs to the typical investor?

To help you compare the costs of investing in this fund with those of other funds, the following examples illustrate the typical expenses a shareholder would pay on a $10,000 investment over various time periods.

The following calculations assume that the fund's operating expenses remained the same and that a 5 percent return was earned on your investment each year.

If you were to redeem your shares at the end of the period indicated, your costs would be:

             1 YEAR        3 YEARS        5 YEARS        10 YEARS
         -----------------------------------------------------------
               $12           $38            $66            $146

If you did not redeem your shares at the end of the period indicated, your costs would be:

             1 YEAR        3 YEARS        5 YEARS        10 YEARS
         -----------------------------------------------------------
               $12           $38            $66            $146

An investor's actual costs may be higher or lower than those shown in the example.

                                 BUILDING THE

                                FUND PORTFOLIO

================================================================================

Security Capital U.S. Real Estate Shares is a series of Security Capital Real Estate Mutual Funds Incorporated (SC-REMFs). The following sections provide basic information about the fund's management team and investment operations.

The Investment Adviser and Management Team

Security Capital Global Capital Management Group Incorporated (GCMG) is an indirect, wholly owned subsidiary of Security Capital Group Incorporated (Security Capital), a publicly traded company which, together with its affiliated real estate operating companies, has a market capitalization of $23.99 billion (as of December 31, 1998).

GCMG, under the supervision of the directors of SC-REMFs, provides investment advice and conducts the investment management activities of the fund. A team of GCMG professionals, working together as the fund's Portfolio Management Committee, is primarily responsible for overseeing the day-to-day operations of the fund.

GCMG provides investment advice to the fund and to other Security Capital open-end real estate mutual funds and separate accounts. In total, GCMG managed approximately $5 billion in assets (as of December 31, 1998).

GCMG is uniquely positioned to capitalize on the real estate research and investment expertise of Security Capital. The tools and resources which have been developed and deployed since then reflect the organization's deep roots and global reach in the real estate industry.

For services provided as investment adviser to the fund, GCMG is paid an annual management fee equal to 0.60 percent of the average daily net asset value of the fund's Class I shares. The aggregate management fee paid to GCMG after expense waivers and reimbursement was _____ percent of the average daily net asset value of the fund's Class I shares during the fiscal year ended December 31, 1998.

GCMG, which is registered as an investment adviser with the Securities and Exchange Commission (SEC), commenced operations in January 1995. Its offices are located at 11 South LaSalle Street, Chicago, Illinois 60603.

Security Capital and its affiliates
 .  A leader in the trend toward public company ownership in the real estate industry
 .  Experience and market data from 17 affiliated companies
 .  Operations in 11 property types
 .  Market presence in 19 countries

Security Capital Global Capital Management Group (GCMG)
 .  Investment adviser to Security Capital's open-end real estate mutual funds and separate accounts
 .  Assets under management of approximately $5 billion as of December 31, 1998

Distribution and Servicing Plan

The fund has adopted a distribution and servicing plan under Rule 12b-1 of the Investment Company Act of 1940 to help cover the cost of distributing Class I shares and providing services to Class R shareholders.

The plan provides for the payment of a monthly fee (a "12b-1 fee") equal to 0.25 percent of the value of the average daily net assets invested in the fund's Class R shares. This payment is made to the fund's distributor, Security Capital Markets Group Incorporated, an affiliate of GCMG.

Because the 12b-1 fee is paid out of fund assets on an ongoing basis, it will increase the cost of an investment in the fund over time. It is possible that such an arrangement would ultimately result in higher costs than the payment of other types of sales charges.

The fund's distributor may enter into agreements with various third-party organizations to provide certain distribution or servicing functions. These organizations might include institutional shareholders of record, broker-dealers, financial institutions, depository institutions, and other financial intermediaries, as well as various brokerage firms or other industry-recognized service providers of fund supermarkets or similar programs. These agreements may be governed by the plan.

Types of Investments

In seeking to achieve the fund's investment objectives, the fund's Portfolio Management Committee uses the following types of investments and investment policies, which may be changed by the fund's board of directors without shareholder approval.

Real Estate Securities

The fund will invest, under normal market conditions, at least 80 percent of its assets in equity securities of real estate companies operating in the United States. These may include:

 .  real estate investment trusts (REITs)
 .  real estate operating companies (REOCs)
 .  common stocks
 .  rights or warrants to purchase common stocks
 .  convertible securities
 .  preferred stocks

Real Estate Investment Trusts (REITs)

The fund may invest without limit in shares of REITs, which pool investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value.
A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

Real Estate Operating Companies (REOCs)

A REOC is a company that derives at least 50 percent of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50 percent of its assets invested in such real estate).

Defensive Investments

If the fund's investment adviser (GCMG) determines that market conditions justify a more defensive portfolio, the fund may make temporary investments in high-grade bonds, U.S. government securities, and short-term money market instruments. Such investments need not be issued by a real estate company.

Under normal circumstances, it is not likely that the fund will invest a substantial portion of its assets in such securities. If such investments are made, the fund will invest only in securities rated "investment grade" or considered by GCMG to be of comparable quality.

If the fund makes defensive investments, such investments might not be consistent with the fund's investment objectives. Therefore, during the period of time when such investments are held, these objectives might not be met.

INVESTMENT RISKS

All investments involve some degree of risk. While all mutual funds, including this one, employ techniques and practices to limit risk, there is always a possibility that investors may earn a smaller return than expected or lose some or all of their investment.

For this reason, an investment in the fund should be considered a long-term investment. Before investing, investors should read this prospectus carefully and come to understand the risks described below.

Please note that the most significant risks of investing in the fund are those associated with investing in the real estate market. These risks could have a direct impact on the fund's net asset value, yield, and total return.

Real Estate Exposure

The fund will not invest in real estate directly, but its investments will be highly concentrated in real estate securities (see "Types of Investments").

The value of real estate securities, of course, will be affected by many of the factors that affect the value of real estate.

As a result, the fund is subject to investment risks that are similar to those associated with direct ownership of real estate. For example, general or local economic conditions could contribute to:
 .  a decline in the value of commercial or residential properties
 .  extended vacancies of properties
 .  increases in property taxes and operating expenses
 .  changes in interest rates

Real estate markets in general could also be affected by a range of variables that could contribute to a fluctuation in the value of real estate securities, including:
 .  variations in supply and demand
 .  increased competition or overbuilding
 .  changes in existing laws
 .  environmental issues

Other important risk factors which could affect the value of a real estate security might apply to individual properties or the issuers of particular securities:
 .  casualty or condemnation losses
 .  legal liabilities for injury or damages
 .  operating losses

Investing in REITs and REOCs

The fund's investments in REITs and REOCs (together "real estate securities") are subject to the same general investment risks as those described under "Real Estate Exposure."

In general, the performance of real estate securities is dependent on the management skills of their managers and of the operators of the real estate properties in which they invest. Also, real estate securities may be affected by changes in the value of the underlying property owned by such entities.

Under certain conditions, real estate securities could possibly fail to qualify for tax-free pass-through of their income, resulting in a tax liability for shareholders (such as the fund). Real estate securities also generate certain expenses which would be paid indirectly by fund shareholders.

Market Risk

The prices of the common stocks of REITs and REOCs, and other securities in which the fund invests, will fluctuate from day to day and may -- in either the near term or over the long run -- decline in value. The value of the fund may be affected by a decline in financial markets in general.

Interest Rate Risk

As interest rates fluctuate, mortgage rates and other lending rates will increase or decrease, which could affect the value of the fund's portfolio. Higher mortgage rates, for example, could make properties less profitable or more difficult to sell (as credit becomes more costly). Such conditions could depress the prices of the securities in which the fund invests over either short- or long-term periods.

Credit Risk

The performance of the fund may be affected by the credit ratings or perceived credit quality of the real estate companies in which it invests. For example, if a real estate company's credit rating is downgraded, or if market conditions suggest that its ability to service its debt may be impaired in the future, the price of its stock may decline, thereby affecting the value of the fund portfolio.

Performance Risk

There can be no assurance that the fund will meet its investment objectives. As with any mutual fund, the performance of the fund will vary and may not match that of similar funds or relevant benchmark indexes. The value of fund shares will vary and, when sold, may be worth more or less than their original cost.

Concentration Risk

The fund is non-diversified. This means that the proportion of its assets that can be invested in the securities of a single issuer is not limited by law. In addition, the fund generally will invest in a smaller number of individual issuers than a diversified investment company. As a result, the economic, political, or regulatory conditions that affect these issuers may have a greater impact on this fund than on a similar fund that is more diversified.

Similarly, because the fund concentrates its investments in the real estate industry, it is susceptible to the same risks that direct ownership of real estate would entail. Therefore, its performance will be more dependent on conditions in the real estate industry than a fund which invests in a more diverse range of industries or market sectors.

Year 2000 Risk

Most computer equipment in use today runs on software that follows basic programming principles developed years or decades ago. While these programs were designed to recognize dates, most were programmed to designate a specific year using only the last two digits of that year (e.g., the year 1999 is coded as 99, while the year 2000 will be coded as 00). As a result, certain computer systems may be unable to distinguish the year 2000 from the year 1900, which could impair their ability to function properly after 1999. This is commonly known as the "Year 2000 Risk."

As in most businesses today, computer systems play a key role in conducting the day-to-day operations of the fund. If these computer systems cannot reliably process and calculate date-related information and data after January 1, 2000, the operations of the fund, including pricing, securities trading and shareholder servicing, could be disrupted.

Therefore, SC-REMFs and GCMG are taking steps which they believe are reasonably designed to address the Year 2000 issue. GCMG's and SC-REMFs' internal systems are Year 2000 compliant. Because SC-REMFs' mission-critical systems are undertaken by external suppliers, vendors and service providers, these firms have been asked to provide satisfactory assurances that they have taken all necessary precautions to assure that the systems with which SC-REMFs interacts will remain operational at all times.

Though SC-REMFs and GCMG are taking every reasonable step to secure SC-REMFs' internal systems and external relationships, as a contingency, SC-REMFs and GCMG will adopt Security Capital's Year 2000 action plan to address any problems specific to the operations of the fund that may occur on or after January 1, 2000. SC-REMFs and GCMG intend to monitor and improve the portions of this plan relating to SC-REMFs throughout 1999 and 2000, and, at the same time, prepare to implement alternative solutions, if necessary.

Despite SC-REMFs' and GCMG's efforts and the Year 2000 action plan, non-compliant Year 2000 systems could have an adverse effect on the fund's business operations or financial condition. Also, please note that non-compliant Year 2000 systems could negatively impact the issuers of securities in which the fund invests and, consequently, the fund's performance.

How The Fund Manages Risk

As the fund seeks to reduce investment risk, it will -- under normal market conditions -- adhere to the following guidelines; which may be changed by the fund's board of directors without shareholder approval:

With respect to the fund's total assets:

 . not more than 25 percent of the fund's market value will be invested in the securities of a single issuer

With respect to 50 percent of the market value of its total assets:

 .  not more than 5 percent will be invested in the securities of a single issuer

 . the fund will not own more than 10 percent of the outstanding voting securities of a single issuer

Under certain circumstances, the fund may also invest up to 100 percent of its assets in defensive investments (see "Types of Investments").

                                 HOW THE FUND

                                  IS MANAGED

================================================================================

The fund follows a disciplined, research-driven investment approach. The key elements of this approach are outlined below.

OPPORTUNITY IN THE
REAL ESTATE INDUSTRY

GCMG believes that the U.S. real estate industry has experienced a fundamental transformation, creating significant investment opportunities. Within the last decade, direct investment of equity capital in real estate has declined while investment in publicly traded equity REITs has increased. As of September 30, 1998, the total market capitalization of U.S. equity REITs and REOCs was approximately $295 billion, up from $8.8 billion as of December 31, 1990.

This shift from direct investment to increased "securitization" of real estate offers significant benefits to shareholders, including:
 .  an efficient, practicable method of adding a real estate component to an investment portfolio
 .  enhanced liquidity
 .  real-time pricing
 .  the potential for high dividend yields
 .  the potential for growth and sustainable rates of return

REITs have generally outperformed direct real estate investments over the long term (see chart at right). GCMG believes that this trend will continue over the next decade.

Comparative Returns:
REITs vs. Direct Real Estate Investments
Average Annual Total Return

[BAR GRAPH APPEARS HERE]


1 yr.............-13.54% (REITS)
                  17.26% (Direct Real Estate Investments)
5 yr.............. 8.77% (REITS)
                   9.92% (Direct Real Estate Investments)
15 yr.............12.42% (REITS)
                   7.05% (Direct Real Estate Investments)
20 yr.............14.46% (REITS)
                   9.12% (Direct Real Estate Investments)

[_] REITs
[_]

Sources: NAREIT, National Council of Real Estate Investment Fiduciaries (NCREIF). Data for the 1-, 5-, 15-, and 20-year periods ending September 30, 1998. NAREIT returns are leveraged and NCREIF returns are unleveraged.

INVESTMENT PROCESS

The organization and decision-making processes of GCMG are rooted in the belief that superior investment results are achieved through a dedication to proprietary research. GCMG has developed a sophisticated and fully integrated set of analytical tools that focus on the following three research disciplines:
 .  Submarket Research
 .  Company Analysis
 .  Securities Pricing

A separate team is dedicated to each research discipline to ensure balanced representation in the investment process. The investment process integrates this three-tiered research approach and is executed under the broad direction of the Portfolio Management Committee, the decision-making body for investment strategies. These different perspectives on value are critical to identifying pricing inefficiencies and moving with conviction to capitalize on investment opportunities.

Submarket Research

Real Estate Research Group

The analysis of real estate markets and submarkets is one of GCMG's most important competitive advantages. The Real Estate Research Group draws upon Security Capital's economic and demographic data and proprietary, purpose-built models to assess supply and demand for all property types in various markets and submarkets. The proprietary submarket and property analysis generated by this team is used as a base by the Investment Analysis Team to build detailed cash flow models.

Company Analysis

Investment Analysis Team

Building upon the information provided by the Real Estate Research Group, the Investment Analysis Team analyzes the companies within GCMG's defined universe of investments. To form a complete assessment of a company, the team performs a thorough financial analysis, including an examination of key factors:

 .  internal and external growth potential

 .  capitalization

 .  strength and effectiveness of company management

The team develops detailed five-year cash flow forecasts in the course of evaluating companies, as it is GCMG's belief that the strength and quality of a company's net cash flow is a key determinant of above-average return opportunities.

An understanding of a company's assets, management teams, and strategies is achieved by analyzing the effectiveness of company management through one-on-one meetings, careful scrutiny of SEC filings, and extensive field work.

Securities Pricing

Market Strategy Team

The Market Strategy Team integrates the research perspectives of the Real Estate Research Group and the Investment Analysis Team in order to assign risk-adjusted valuation to the securities within the context of real estate securities market and financial market return expectations. The target pricing perspectives generated by the Market Strategy Team are used by the Portfolio Management Committee to make stock selections for the fund.

An advanced, proprietary valuation model is used to select real estate securities with significant potential for growth, integrating four pricing methods to assess the relative valuation of real estate securities as market prices change over time.

GCMG's primary valuation tool, the Integrated Valuation Matrix, integrates and quantifies this research information to determine an investment's relative value. This specialized and proprietary process results in a high-conviction investment style and a concentrated portfolio of generally 20 to 25 securities.

Through research and analysis, the fund seeks to isolate markets which appear to be reaching a "marginal turning point," with significant potential for growth.

Portfolio Construction

Portfolio Management Committee

The Portfolio Management Committee is the core of GCMG's domestic decision-making process. Through quarterly strategy sessions and weekly tactical review meetings, the Portfolio Management Committee analyzes price forecasts to create a highly focused target portfolio for the fund. This target portfolio is the final product integrating the critical real estate and capital market expertise which helps to identify the most attractive investment opportunities. Under the direction of the Portfolio Management Committee, a full-time trader executes transactions to manage portfolio weightings in line with the fund's investment policies.

                                ON BECOMING A

                                 SHAREHOLDER

================================================================================

The following describes how to open an account, what to expect as a shareholder in the fund, and other important information that can help make owning fund shares a more satisfying experience.

HOW TO PURCHASE FUND SHARES

Investors may open an account to purchase fund shares through the fund's transfer agent or through various authorized brokers and their intermediaries. The fund has authorized one or more unaffiliated brokers to accept purchase and redemption orders on its behalf. These brokers, in turn, may designate intermediaries to accept such orders on the fund's behalf. In such cases, the fund will be deemed to have received an order when an authorized broker (or its authorized intermediary) accepts the order.

All purchases of Class I shares of the fund are made at the net asset value determined after the receipt of your payment by the fund's transfer agent or an authorized broker (or its authorized designee). All shares purchased, together with any dividends and capital gains that are paid in additional shares, will be credited to this account.

In some instances, when Class I shares of the fund are offered through an authorized broker or intermediary agent, an investor may be charged a fee to effect a transaction through such broker or agent.

Initial Investment

The minimum initial investment in Class I shares of the fund is $250,000. The initial purchase of shares may be made only by mail or by wire; telephone transactions may be used only for subsequent purchases of Class I fund shares. To open an account, follow the procedures outlined below:

By Mail
1. Complete and sign the account application enclosed with this prospectus.
2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").
3. Send your application and payment to one of the following addresses:

 .         Via U.S. Mail
          Boston Financial Data Services
          Attn: Security Capital Real Estate Mutual Funds Incorporated P.O. Box 8121
          Boston, Massachusetts 02205-9719

       .  Via Overnight Delivery Service
          Boston Financial Data Services
          Attn: Security Capital Real Estate Mutual Funds Incorporated 66 Brooks Drive
          Braintree, Massachusetts 02184

By Wire
1. Call toll-free 1-800-409-4189 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of your investment. A completed application must be on file before funds are wired.
2. Use the following instructions to wire your investment to the fund's transfer agent:

       .  Wire to:
          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02101
          ABA Number 011000028

       .  Credit:
          DDA Number 9905-378-7

       .  Further Credit:
          Security Capital Real Estate Mutual Funds Incorporated
          Shareholder Registration
          Shareholder Fund and Account Number

All Investments

 .  Customer orders will be priced at the fund's net asset value
   (see "Determination of Net Asset Value") computed after they are accepted by the fund's transfer agent, an authorized broker, or its authorized intermediary.
 .  Payment must be in U.S. funds.
 . All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase will be sent to you promptly after each transaction.
 . Certificates for full shares can be obtained by writing to the transfer agent; all fractional shares will be held in book entry form. Please note that it is more difficult to redeem shares held in certificate form.

Additional Investments
If you wish to purchase additional Class I shares, the minimum for subsequent investments is $20,000. These share purchases may be made by mail, by wire, or by telephone as described below.

By Mail

1. When making an additional investment by mail, the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed.

2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").

3. Send your form and payment to one of the addresses listed under By Mail in the "Initial Investment" section above.

By Wire

1. To make an additional purchase by wire, a shareholder may call toll-free 1-800-409-4189 for complete wiring instructions.

By Telephone

1. Call toll-free 1-800-409-4189 to request a purchase of additional shares by moving money from your bank account to your fund account. Your bank account must be held at a domestic financial institution that is an Automated Clearing House (ACH) member.

2. To purchase shares at the net asset value determined at the close of any given trading day, the transfer agent must receive both a purchase order by telephone and payment by electronic funds transfer through the ACH system before the close of regular trading on that day. Most transfers are completed within three business days.

Exchange of Fund Shares

Your Class I shares may be exchanged for the Class I shares of any other mutual fund offered by Security Capital Real Estate Mutual Funds Incorporated. Exchanges of Class I shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required.

You may not exchange your investment in any Class I shares more than four times in any 12-month period (including the initial exchange of your investment during that period). As with any mutual fund investment, obtain and carefully read the prospectus of any fund before you obtain shares via an exchange.

HOW TO REDEEM FUND SHARES

You may request redemption of some or all of your Class I shares at any time, either by telephone or by mail, through the fund's transfer agent. You may also request to redeem shares through an authorized broker or agent, though you may be charged a fee to do so.

By Telephone

Call the transfer agent toll-free at 1-800-409-4189 to request a redemption of your Class I shares. (Please note that you must have previously elected the telephone redemption option in writing.)

By Mail and By Wire

1. For most redemption requests, you need only furnish a written, unconditional request stating the number of your Class I shares (or the exact dollar amount) that you wish to redeem. Your request must be signed exactly as the shares are registered, and all joint owners must sign.

2. Send your written request to Security Capital Real Estate Mutual Funds Incorporated at one of the addresses listed under By Mail in the "Initial Investment" section above.

3. If you wish, you may have your redemption proceeds wired to a commercial bank that you have authorized on your account application. Otherwise, a check for the proceeds will be mailed to you at the address of record for your account.

Once your request has been accepted, the fund normally will mail redemption proceeds to you on the next business day, and no later than seven business days after it receives and accepts your request. When a purchase has been made by check, the fund may hold payment of redemption proceeds until reasonably satisfied that the check has cleared. This may take up to 12 days.

To request redemption of any Class I shares held in certificate form, the certificate must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to the transfer agent together with your written redemption request.

Redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the fund's transfer agent. No telephone redemptions will be allowed within 15 days of such a change.

The fund reserves the right to limit the number of telephone redemptions made by a shareholder.

For Your Protection

To help ensure the integrity of your account, the fund employs the following reasonable measures to protect against unauthorized redemption of fund shares. These include:

 . The fund may require some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.

 . Once a telephone redemption request has been made, it may not be modified or canceled.

 . Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact before a redemption request made by mail or by wire is granted.

 . Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee (see "Signature Guarantees" below).

 . The fund reserves the right to refuse any transaction in whole or in part.

Assuming procedures such as the above have been followed, the fund will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption.

Signature Guarantees

Signature guarantees are required for any of the following transactions:

 . redemption requests mailed to or wired to a person other than the registered owner(s) of the shares

 . redemption requests to be mailed to or wired to an address other than the account's address of record

 . any redemption request received within 15 days of a change of address

 . any redemption request involving $100,000 or more

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC, such as banks, savings associations, credit unions, brokerage firms, and others.


OTHER REDEMPTION INFORMATION

The fund may suspend the right of redemption during any period when:

 . trading on the New York Stock Exchange (NYSE) is restricted or the NYSE is closed (other than customary weekend and holiday closings)

 . an emergency (as defined by rules adopted by the SEC) makes disposal of portfolio securities or determination of the value of net assets of the fund not reasonably practicable

A shareholder's account may be closed if, upon the redemption of shares, the value of remaining shares is less than $250,000. The shareholder will be given notice of at least 30 days and the opportunity to make additional investments which will increase the account's value so that it satisfies the minimum amount required.

A Class I shareholder who fails to meet the minimum account balance may elect to convert Class I shares to Class R shares at no cost. Shares would be converted at net asset value after the receipt of the appropriate written instructions. The fund does not charge a fee to process conversions.

The fund may, under certain circumstances, redeem shares in kind.

Performance Reporting

Determination of Net Asset Value

Class I shares of the fund are sold, without a sales charge, at net asset value. The net asset value per share of Class I shares is calculated on each day the NYSE is open for trading. Net asset value will not be calculated on any national holiday or any other day the NYSE is not open for trading.

Net asset value is determined by adding the market value of all securities in the fund's portfolio and any other Class I assets, subtracting liabilities, and dividing by the total number of Class I shares then outstanding. This is the price at which purchase or redemption of the fund's Class I shares is effected.

Each trading day, portfolio securities are valued at their last sale price as of the close of trading on the exchange representing the principal market for such securities, or at the mean of the closing bid and asked price for that day. Any securities for which market quotations are not readily available are valued in good faith in a manner that best reflects their fair value.

Dividends and Distributions

The fund pays dividends from its investment income once each quarter and pays any capital gains at least once each year. All dividends and distributions are automatically reinvested in additional shares of the fund unless you choose to have them paid in cash. As a shareholder, you will receive a statement reflecting all payments made to your account.

TAX CONSEQUENCES AND
YEAR-END REPORTING

Federal Income Taxes

To comply with tax law requirements, the fund intends to make annual distributions of its investment income. It is likely that a portion of each distribution (whether received in cash or reinvested in shares of the fund) will be taxable to shareholders of the fund as ordinary income and the remainder of such distribution will be taxable to shareholders as long-term capital gain.

Sales and other dispositions by a shareholder of his or her shares of the fund (including an exchange of shares of one fund for shares of another fund) generally will be treated as capital gain if the amount received by the shareholder in the sale exceeds the shareholder's tax basis in the shares and will be treated as a capital loss if the shareholder's tax basis in the fund shares exceeds the amount received by the shareholder in the sale. If the shareholder exchanges shares of one fund for shares of another fund, the amount received in the sale will equal the value of the shares of the new fund received in the exchange. A shareholder's tax basis in his or her shares generally will equal the cost of the shares plus the amount of any distributions reinvested in shares of the fund. Any capital gain or loss will be long-term capital gain or loss if the shares sold have been owned by the shareholder for more than one year from the date of sale.

State and Local Taxes

Fund distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in the fund.

Year-End Tax Statement

After the end of each calendar year, the fund will send shareholders a statement showing the amount of all dividends and distributions paid during the year. For capital gains distributions, the statement indicates which portion will be taxed at a maximum rate of 20 percent and which portion will be taxed at a maximum rate of 28 percent.

Reports To Shareholders

The fund sends a report of portfolio investments and other information to its shareholders on a semi-annual basis. An annual report, which includes financial statements audited by an independent accounting firm, is sent to shareholders each year. Please call toll-free 1-888-SECURITY for a copy of the fund's most recent shareholder report.

                                   FINANCIAL

                                  HIGHLIGHTS

================================================================================

                                                        January 1, 1998    April 23, 1997/(1)/
                                                            through              through
                                                       December 31, 1998    December 31, 1997
Per Share Data/(2)/
Net asset value, beginning of period...............    $    --             $         10.15
Income from investment operations:
  Net investment income............................         --                        0.31
Net realized and unrealized gain on investments....         --                        2.49
  Total from investment operations.................         --                        2.80

Less distributions:
  Dividends from net investment income.............         --                       (0.31)
  Dividends in excess of net investment income.....         --                       (0.15)
  Distributions from net realized gains............         --                       (0.54)
  Total distributions..............................         --                       (1.00)

Net asset value, end of period.....................         --                      $11.95
Total return/(3)/..................................         --                       29.92%
Supplemental data and ratios:
  Net assets, end of period........................         --             $116,560,328.00
  Ratio of expenses to average net
    assets/(4)(5)/.................................         --                        1.16%
  Ratio of net investment income to average net
    assets/(4)(5)/.................................         --                        4.08%
  Portfolio turnover rate/(6)/.....................         --                       82.10%

(1)  Date the fund was effective with the SEC.

(2) On December 16, 1997, the shares held by the fund's existing shareholders were split into Class R and Class I shares based on the amount then invested in the fund. For the year ended December 31, 1997, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets and the per share income from investment operations are presented on a basis whereby the fund's net investment income and net expenses for the period January 1, 1997 through December 16, 1997 were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.

(3) Not annualized for the period April 23, 1997 through December 31, 1997 and January 1, 1998 through December 31, 1998.

(4) Annualized for the period April 23, 1997 through December 31, 1997 and January 1, 1998 through December 31, 1998.

(5) Without expense reimbursement of $30,276 for the period April 23, 1997 through December 31, 1997, $22,063 of which represents the amortization of organizational expenses, the ratio of expenses to average net assets would have been 1.19% and the ratio of net investment income to average net assets would have been 4.04%.

(6) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

The financial highlights table is intended to help you understand the fund's financial performance since April 23, 1997, the effective date of the fund's registration statement with the SEC.

Certain information in this table reflects financial results for a single Class I fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund's Class I shares (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report--along with the fund's financial statements--is included in the statement of additional information, which is available upon request.

                                 NOTES

================================================================================

                                     NOTES

================================================================================

TO LEARN MORE ABOUT THE FUND

 . See the fund's current annual and semi-annual reports for an in-depth discussion of the market conditions and investment strategies which significantly affected the fund's performance during its last fiscal year.

 . Review the fund's Statement of Additional Information (which is incorporated by reference into this prospectus) for more details on the fund's portfolio, investment policies, and operating procedures.


CONTACT US FOR MORE INFORMATION

Contact Security Capital Real Estate Mutual Funds Incorporated if you have questions or wish to obtain a free copy of these documents; simply call toll-free 1-888-SECURITY.

You may also access recent fund reports via the Security Capital web site (www.securitycapital.com).

The fund's Statement of Additional Information and current annual and semi-annual reports are also available, along with other related materials, on the SEC's web site (www.sec.gov). Materials may also be reviewed without charge at the SEC's Public Reference Room in Washington, DC. For details, call the SEC at 1-800-SEC-0330.

Investment Company Act file number:
811-8033

                                Security Capital

                            U.S. Real Estate Shares

================================================================================

                                 Class R Shares

                           A mutual fund investing
                     primarily in real estate securities
                             in the United States






                                   Prospectus
                                 April XX, 1999

    As is the case with all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved these securities and has not passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                    [LOGO]
                                Security Capital

                               SECURITY CAPITAL

                           U.S. REAL ESTATE SHARES

===============================================================================

TABLE OF CONTENTS
The Fund Blueprint.......................................2
   Overview
   Prior Investment Results
   Shareholder Costs
Building the Fund Portfolio..............................7
   The Investment Adviser and Management Team
   Types of Investments
   Investment Risks
   How the Fund Manages Risk
How the Fund is Managed.................................13
   Opportunities in the Real Estate Industry
   Investment Process
On Becoming a Shareholder...............................16
   How to Purchase Fund Shares
   How to Redeem Fund Shares
   Other Redemption Information
   Performance Reporting
   Tax Consequences and Year-End Reporting
   Reports to Shareholders
Financial Highlights....................................24
To Learn More About the Fund....................Back Cover
Contact Us for More Information.................Back Cover

A WORD TO POTENTIAL INVESTORS

The information in this prospectus is presented to help you decide whether the fund matches your financial situation and investment goals.

This prospectus is specific to Class R shares of the fund. The minimum initial investment in Class R shares--which are sold at net asset value without a sales charge--is $2,500.

The fund's Class I shares (which have a higher minimum investment and different expenses) are described in a separate prospectus. For further information, please call toll free: 1-888-SECURITY.

About This Document

This prospectus describes the objectives and policies of the fund, the potential risks of investing, the fund's management, and other information necessary to make an informed investment decision.

Please read it carefully before you invest and then retain it for future reference.

                                   The Fund
                                   Blueprint

================================================================================

                                   OVERVIEW


What are the fund's investment objectives?
 . The fund seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States.

 . Long term, the fund's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States.

What kind of investments does the fund make?
 . The fund invests primarily in real estate securities. It does not invest in real estate directly.

 . The fund's investments generally include equity securities -- primarily common stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs), rights, warrants, convertible securities, and preferred stocks.

 . Typically, at least 80 percent of the fund's assets are invested in equity securities of publicly traded real estate companies operating in the United States.

What type of investor might consider investing in the fund?
Based on the fund's investment goals and strategies, it might be suitable for investors who:
 .  seek to diversify their investment holdings by adding a real estate component to their portfolio
 .  have a long-term investment horizon
 .  expect real estate to provide above-average investment returns over time

What are the chief risks of investing in the fund?

* Market risk. The prices of real estate securities will vary with market con-ditions. As a result, an investor in the fund can lose money if the value of the fund's investments declines.
* Real estate exposure. The fund may be affected by the same factors that influence the value of real estate in general.
* Interest rate risk. Higher mortgage rates can affect the profitability and liquidity of properties in the real estate market (and, therefore, can affect the value of the real estate securities associated with those properties).
* Credit risk. A decline in the credit rating or perceived credit quality of real estate company's debt can have a negative impact on the value of its stock.
* Non-diversified portfolio. The fund is non-diversified; therefore, the fund may invest a greater percentage of its assets in the securities of one issuer than a diversified fund. Accordingly, the results of any one investment can have a significant impact on the fund's performance-either good or bad.
* Concentration risk. Because the fund invests primarily in real estate securities, the fund's reaction to real estate market variables may be greater than that of a fund that invests in more than one market sector.

PRIOR INVESTMENT RESULTS

The future performance of a mutual fund cannot be predicted by looking at its performance in the past. However, a review of its prior results can help illustrate the variability of fund returns that an investor in the fund would have experienced over various time periods.

The total return achieved by the fund through the fiscal year ended December 31, 1998, is shown below, along with its best and worst quarterly performance during that time period.

In addition to the foregoing, the fund tracks its performance against the Morningstar Specialty-Real Estate Ranking, a compilation of entities which invest at least 75% of their holdings in real estate-based securities.

Security Capital U.S. Real Estate Shares
Comparative Returns vs. Industry Benchmarks
Total Return
Period from April 23, 1997 to December 31, 1998

[BAR GRAPH APPEARS HERE]

SC-US Real Estate Shares....................7.29%
NAREIT Equity Index(2)......................0.73%
Wilshire Real Estate Securities Index(2)....0.52%

This table compares the fund's results to changes in the Wilshire Real Estate Index (WARESI)(2) and the National Association of Real Estate Investment Trusts (NAREIT) Equity Index(3). It provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. The calculation of total return assumes reinvestment of all capital gains and income dividends. Because the index is not a managed investment, no operating expenses are deducted from its total return.

1 The effective date of the fund's registration statement with the Securities and Exchange Commission.
2 The WARESI is an unmanaged, broad-based, market capitalization-weighed index composed at publicly traded REITs and REOCs and partnerships, not including special purpose or healthcare REIT's. Prior to utilizing WARESI, the fund used the Wilshire REIT Index as a benchmark, but changed because it was limited solely to REITs.
3 The NAREIT Equity Index is an unmanaged index of publicly traded U.S. tax-qualified REITs which have 75% or more of their gross invested book assets invested in the equity ownership of real estate.

Security Capital U.S. Real Estate Shares
Quarterly Performance
Fiscal Year ended December 31, 1998

[BAR GRAPH APPEARS HERE]

0%
Q(1)......0.43%
Q(2).... -5.77%
Q(3)....-10.15%
Q(4)......3.53%

This chart shows the fund's quarterly total return for the year ended December 31, 1998. The fund's best quarterly performance during this time period was a gain of 3.53% for the quarter ended December 31, 1998. Its worst quarterly performance was a 10.15% loss for the quarter ended September 30, 1998.

SHAREHOLDER COSTS

The table below shows the amount of fees and expenses you may pay if you buy and hold Class R shares of the fund.

These expenses cover basic operating costs, such as fund management, account administration, and other services. Other customary expenses include transfer agent fees, custodial fees paid to the bank that holds the fund's securities, audit fees, and legal expenses.


Shareholder Transaction Expenses (paid directly from your investment)
 .  Maximum sales charge (load) imposed on purchases (as a percentage of offering price)..  none
 .  Maximum deferred sales charge (load)..................................................  none
 .  Maximum sales charge (load) imposed on reinvested dividends and other distributions...  none
 .  Redemption fee (as a percentage of amount redeemed, if applicable)....................  none
 .  Exchange fee..........................................................................  none
 .  Maximum account fee...................................................................  none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

 .  Management fees.......................................................................  0.60%
 .  Distribution and/or service (12b-1) fees..............................................  0.25%
 .  Other expenses........................................................................  0.44%
 .  Total annual fund operating expenses..................................................  1.29%
 .  Less reimbursed expenses*.............................................................  0.14%
 .  Net fund operating expenses...........................................................  1.15%

* Under the terms of an agreement dated December 16, 1997, Security Capital Global Capital Management Group Incorporated (GCMG) agreed to waive fees and/or reimburse expenses to maintain the net operating expenses of the fund's Class R shares at no more than 1.15% of the fund's Class R average daily net assets until December 31, 1998.

  Under the terms of an agreement dated December 7, 1998, GCMG agreed that, beginning January 1, 1999, it would waive fees and/or reimburse expenses to maintain the net operating expenses of the fund's Class R shares, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.35% of the fund's Class R average daily net assets until December 31, 1999.

What are the costs to the typical investor?

To help you compare the costs of investing in this fund with those of other funds, the following examples illustrate the typical expenses a shareholder would pay on a $10,000 investment over various time periods.

The following calculations assume that the fund's operating expenses remained the same and that a 5 percent return was earned on your investment each year.

If you were to redeem your shares at the end of the period indicated, your costs would be:


   1 YEAR      3 YEARS       5 YEARS      10 YEARS
-----------------------------------------------------
     $14         $43           $74          $163


If you did not redeem your shares at the end of the period indicated, your costs would be:

   1 YEAR      3 YEARS       5 YEARS      10 YEARS
-----------------------------------------------------
     $14         $43           $74          $163

An investor's actual costs may be higher or lower than those shown in the example.

                                 BUILDING THE

                                FUND PORTFOLIO

==============================================================================

Security Capital U.S. Real Estate Shares is a series of Security Capital Real Estate Mutual Funds Incorporated (SC-REMFs). The following sections provide basic information about the fund's management team and investment operations.

The Investment Adviser and Management Team

Security Capital Global Capital Management Group Incorporated (GCMG) is an indirect, wholly owned subsidiary of Security Capital Group Incorporated (Security Capital), a publicly traded company which, together with its affiliated real estate operating companies, has a market capitalization of $23.99 billion (as of December 31, 1998).

GCMG, under the supervision of the directors of SC-REMFs, provides investment advice and conducts the investment management activities of the fund. A team of GCMG professionals, working together as the fund's Portfolio Management Committee, is primarily responsible for overseeing the day-to-day operations of the fund.

GCMG provides investment advice to the fund and to other Security Capital open-end real estate mutual funds and separate accounts. In total, GCMG managed approximately $5 billion in assets (as of December 31, 1998).

GCMG is uniquely positioned to capitalize on the real estate research and investment expertise of Security Capital. The tools and resources which have been developed and deployed since then reflect the organization's deep roots and global reach in the real estate industry.

For services provided as investment adviser to the fund, GCMG is paid an annual management fee equal to 0.60 percent of the average daily net asset value of the fund's Class R shares. The aggregate management fee paid to GCMG after expense waivers and reimbursement was _____ percent of the average daily net asset value of the fund's Class R shares during the fiscal year ended December 31, 1998.

GCMG, which is registered as an investment adviser with the Securities and Exchange Commission (SEC), commenced operations in January 1995. Its offices are located at 11 South LaSalle Street, Chicago, Illinois 60603.


Security Capital and its affiliates

 . A leader in the trend toward public company ownership in the real estate industry

 .  Experience and market data from 17 affiliated companies

 .  Operations in 11 property types

 .  Market presence in 19 countries

Security Capital Global Capital Management Group (GCMG)

 . Investment adviser to Security Capital's open-end real estate mutual funds and separate accounts

 .  Assets under management of approximately $5 billion as of December 31, 1998

Distribution and Servicing Plan

The fund has adopted a distribution and servicing plan under Rule 12b-1 of the Investment Company Act of 1940 to help cover the cost of distributing Class I shares and providing services to Class R shareholders.

The plan provides for the payment of a monthly fee (a "12b-1 fee") equal to 0.25 percent of the value of the average daily net assets invested in the fund's Class R shares. This payment is made to the fund's distributor, Security Capital Markets Group Incorporated, an affiliate of GCMG.

Because the 12b-1 fee is paid out of fund assets on an ongoing basis, it will increase the cost of an investment in the fund over time. It is possible that such an arrangement would ultimately result in higher costs than the payment of other types of sales charges.

The fund's distributor may enter into agreements with various third-party organizations to provide certain distribution or servicing functions. These organizations might include institutional shareholders of record, broker-dealers, financial institutions, depository institutions, and other financial intermediaries, as well as various brokerage firms or other industry-recognized service providers of fund supermarkets or similar programs. These agreements may be governed by the plan.

Types of Investments

In seeking to achieve the fund's investment objectives, the fund's Portfolio Management Committee uses the following types of investments and investment policies, which may be changed by the fund's board of directors without shareholder approval.

Real Estate Securities

The fund will invest, under normal market conditions, at least 80 percent of its assets in equity securities of real estate companies operating in the United States. These may include:

 .  real estate investment trusts (REITs)
 .  real estate operating companies (REOCs)
 .  common stocks
 .  rights or warrants to purchase common stocks
 .  convertible securities
 .  preferred stocks

Real Estate Investment Trusts (REITs)

The fund may invest without limit in shares of REITs, which pool investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

Real Estate Operating Companies (REOCs)

A REOC is a company that derives at least 50 percent of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50 percent of its assets invested in such real estate).

Defensive Investments

If the fund's investment adviser (GCMG) determines that market conditions justify a more defensive portfolio, the fund may make temporary investments in high-grade bonds, U.S. government securities, and short-term money market instruments. Such investments need not be issued by a real estate company.

Under normal circumstances, it is not likely that the fund will invest a substantial portion of its assets in such securities. If such investments are made, the fund will invest only in securities rated "investment grade" or considered by GCMG to be of comparable quality.

If the fund makes defensive investments, such investments might not be consistent with the fund's investment objectives. Therefore, during the period of time when such investments are held, these objectives might not be met.

INVESTMENT RISKS

All investments involve some degree of risk. While all mutual funds, including this one, employ techniques and practices to limit risk, there is always a possibility that investors may earn a smaller return than expected or lose some or all of their investment.

For this reason, an investment in the fund should be considered a long-term investment. Before investing, investors should read this prospectus carefully and come to understand the risks described below.

Please note that the most significant risks of investing in the fund are those associated with investing in the real estate market. These risks could have a direct impact on the fund's net asset value, yield, and total return.

REAL ESTATE EXPOSURE

The fund will not invest in real estate directly, but its investments will be highly concentrated in real estate securities (see "Types of Investments").

The value of real estate securities, of course, will be affected by many of the factors that affect the value of real estate.

As a result, the fund is subject to investment risks that are similar to those associated with direct ownership of real estate. For example, general or local economic conditions could contribute to:

 . a decline in the value of commercial or residential properties . extended vacancies of properties
 .  increases in property taxes and operating expenses
 .  changes in interest rates

Real estate markets in general could also be affected by a range of variables that could contribute to a fluctuation in the value of real estate securities, including:

 .  variations in supply and demand
 .  increased competition or overbuilding
 .  changes in existing laws
 .  environmental issues

Other important risk factors which could affect the value of a real estate security might apply to individual properties or the issuers of particular securities:

 .  casualty or condemnation losses
 .  legal liabilities for injury or damages
 .  operating losses

Investing in REITs and REOCs

The fund's investments in REITs and REOCs (together "real estate securities") are subject to the same general investment risks as those described under "Real Estate Exposure."

In general, the performance of real estate securities is dependent on the management skills of their managers and of the operators of the real estate properties in which they invest. Also, real estate securities may be affected by changes in the value of the underlying property owned by such entities.

Under certain conditions, real estate securities could possibly fail to qualify for tax-free pass-through of their income, resulting in a tax liability for shareholders (such as the fund). Real estate securities also generate certain expenses which would be paid indirectly by fund shareholders.

Market Risk

The prices of the common stocks of REITs and REOCs, and other securities in which the fund invests, will fluctuate from day to day and may -- in either the near term or over the long run -- decline in value. The value of the fund may be affected by a decline in financial markets in general.

Interest Rate Risk

As interest rates fluctuate, mortgage rates and other lending rates will increase or decrease, which could affect the value of the fund's portfolio. Higher mortgage rates, for example, could make properties less profitable or more difficult to sell (as credit becomes more costly). Such conditions could depress the prices of the securities in which the fund invests over either short- or long-term periods.


Credit Risk

The performance of the fund may be affected by the credit ratings or perceived credit quality of the real estate companies in which it invests. For example, if a real estate company's credit rating is downgraded, or if market conditions suggest that its ability to service its debt may be impaired in the future, the price of its stock may decline, thereby affecting the value of the fund portfolio.


Performance Risk

There can be no assurance that the fund will meet its investment objectives. As with any mutual fund, the performance of the fund will vary and may not match that of similar funds or relevant benchmark indexes. The value of fund shares will vary and, when sold, may be worth more or less than their original cost.


Concentration Risk

The fund is non-diversified. This means that the proportion of its assets that can be invested in the securities of a single issuer is not limited by law. In addition, the fund generally will invest in a smaller number of individual issuers than a diversified investment company. As a result, the economic, political, or regulatory conditions that affect these issuers may have a greater impact on this fund than on a similar fund that is more diversified.

Similarly, because the fund concentrates its investments in the real estate industry, it is susceptible to the same risks that direct ownership of real estate would entail. Therefore, its performance will be more dependent on conditions in the real estate industry than a fund which invests in a more diverse range of industries or market sectors.


Year 2000 Risk

Most computer equipment in use today runs on software that follows basic programming principles developed years or decades ago. While these programs were designed to recognize dates, most were programmed to designate a specific year using only the last two digits of that year (e.g., the year 1999 is coded as 99, while the year 2000 will be coded as 00). As a result, certain computer systems may be unable to distinguish the year 2000 from the year 1900, which could impair their ability to function properly after 1999. This is commonly known as the "Year 2000 Risk."

As in most businesses today, computer systems play a key role in conducting the day-to-day operations of the fund. If these computer systems cannot reliably process and calculate date-related information and data after January 1, 2000, the operations of the fund, including pricing, securities trading and shareholder servicing, could be disrupted.

Therefore, SC-REMFs and GCMG are taking steps which they believe are reasonably designed to address the Year 2000 issue. GCMG's and SC-REMFs' internal systems are Year 2000 compliant. Because SC-REMFs' mission-critical systems are undertaken by external suppliers, vendors and service providers, these firms have been asked to provide satisfactory assurances that they have taken all necessary precautions to assure that the systems with which SC-REMFs interacts will remain operational at all times.

Though SC-REMFs and GCMG are taking every reasonable step to secure SC-REMFs' internal systems and external relationships, as a contingency, SC-REMFs and GCMG will adopt Security Capital's Year 2000 action plan to address any problems specific to the operations of the fund that may occur on or after January 1, 2000. SC-REMFs and GCMG intend to monitor and improve the portions of this plan relating to SC-REMFs throughout 1999 and 2000, and, at the same time, prepare to implement alternative solutions, if necessary.

Despite SC-REMFs' and GCMG's efforts and the Year 2000 action plan, non-compliant Year 2000 systems could have an adverse effect on the fund's business operations or financial condition. Also, please note that non-compliant Year 2000 systems could negatively impact the issuers of securities in which the fund invests and, consequently, the fund's performance.


HOW THE FUND MANAGES RISK

As the fund seeks to reduce investment risk, it will -- under normal market conditions -- adhere to the following guidelines; which may be changed by the fund's board of directors without shareholder approval:

With respect to the fund's total assets:

 . not more than 25 percent of the fund's market value will be invested in the securities of a single issuer

With respect to 50 percent of the market value of its total assets:

 . not more than 5 percent will be invested in the securities of a single issuer . the fund will not own more than 10 percent of the outstanding voting securities of a single issuer

Under certain circumstances, the fund may also invest up to 100 percent of its assets in defensive investments (see "Types of Investments").

                                 HOW THE FUND

                                  IS MANAGED

================================================================================

The fund follows a disciplined, research-driven investment approach. The key elements of this approach are outlined below.


OPPORTUNITY IN THE REAL ESTATE INDUSTRY

GCMG believes that the U.S. real estate industry has experienced a fundamental transformation, creating significant investment opportunities. Within the last decade, direct investment of equity capital in real estate has declined while investment in publicly traded equity REITs has increased. As of September 30, 1998, the total market capitalization of U.S. equity REITs and REOCs was approximately $295 billion, up from $8.8 billion as of December 31, 1990.

This shift from direct investment to increased "securitization" of real estate offers significant benefits to shareholders, including:

 .  an efficient, practicable method of adding a real estate component to an investment portfolio
 .  enhanced liquidity
 .  real-time pricing
 .  the potential for high dividend yields
 .  the potential for growth and sustainable rates of return

REITs have generally outperformed direct real estate investments over the long term (see chart at right). GCMG believes that this trend will continue over the next decade.

Comparative Returns:
REITs vs. Direct Real Estate Investments
Average Annual Total Return

[BAR GRAPH APPEARS HERE]

1 yr. ...............13.54% (REITs)
                     17.26% (Direct Real Estate Investments)
5 yr. ................8.77% (REITs)
                      9.92% (Direct Real Estate Investments)
15 yr. ..............12.42% (REITs)
                      7.05% (Direct Real Estate Investments)
20 yr. ..............14.46% (REITs)
                      9.12% (Direct Real Estate Investments)

[_] REITs
[_]

Sources: NAREIT, National Council of Real Estate Investment Fiduciaries (NCREIF). Data for the 1-, 5-, 15-, and 20-year periods ending September 30, 1998. NAREIT returns are leveraged and NCREIF returns are unleveraged.

INVESTMENT PROCESS

The organization and decision-making processes of GCMG are rooted in the belief that superior investment results are achieved through a dedication to proprietary research. GCMG has developed a sophisticated and fully integrated set of analytical tools that focus on the following three research disciplines:

 .  Submarket Research
 .  Company Analysis
 .  Securities Pricing

A separate team is dedicated to each research discipline to ensure balanced representation in the investment process. The investment process integrates this three-tiered research approach and is executed under the broad direction of the Portfolio Management Committee, the decision-making body for investment strategies. These different perspectives on value are critical to identifying pricing inefficiencies and moving with conviction to capitalize on investment opportunities.

Submarket Research
Real Estate Research Group

The analysis of real estate markets and submarkets is one of GCMG's most important competitive advantages. The Real Estate Research Group draws upon Security Capital's economic and demographic data and proprietary, purpose-built models to assess supply and demand for all property types in various markets and submarkets. The proprietary submarket and property analysis generated by this team is used as a base by the Investment Analysis Team to build detailed cash flow models.

Company Analysis
Investment Analysis Team

Building upon the information provided by the Real Estate Research Group, the Investment Analysis Team analyzes the companies within GCMG's defined universe of investments. To form a complete assessment of a company, the team performs a thorough financial analysis, including an examination of key factors:
 .  internal and external growth potential
 .  capitalization
 .  strength and effectiveness of company management

The team develops detailed five-year cash flow forecasts in the course of evaluating companies, as it is GCMG's belief that the strength and quality of a company's net cash flow is a key determinant of above-average return opportunities.

An understanding of a company's assets, management teams, and strategies is achieved by analyzing the effectiveness of company management through one-on-one meetings, careful scrutiny of SEC filings, and extensive field work.

Securities Pricing
Market Strategy Team

The Market Strategy Team integrates the research perspectives of the Real Estate Research Group and the Investment Analysis Team in order to assign risk-adjusted valuation to the securities within the context of real estate securities market and financial market return expectations. The target pricing perspectives generated by the Market Strategy Team are used by the Portfolio Management Committee to make stock selections for the fund.

An advanced, proprietary valuation model is used to select real estate securities with significant potential for growth, integrating four pricing methods to assess the relative valuation of real estate securities as market prices change over time.

GCMG's primary valuation tool, the Integrated Valuation Matrix, integrates and quantifies this research information to determine an investment's relative value. This specialized and proprietary process results in a high-conviction investment style and a concentrated portfolio of generally 20 to 25 securities.

Through research and analysis, the fund seeks to isolate markets which appear to be reaching a "marginal turning point," with significant potential for growth.


Portfolio Construction

Portfolio Management Committee

The Portfolio Management Committee is the core of GCMG's domestic decision-making process. Through quarterly strategy sessions and weekly tactical review meetings, the Portfolio Management Committee analyzes price forecasts to create a highly focused target portfolio for the fund. This target portfolio is the final product integrating the critical real estate and capital market expertise which helps to identify the most attractive investment opportunities. Under the direction of the Portfolio Management Committee, a full-time trader executes transactions to manage portfolio weightings in line with the fund's investment policies.

                           On Becoming A Shareholder
===============================================================================

The following describes how to open an account, what to expect as a shareholder in the fund, and other important information that can help make owning fund shares a more satisfying experience.


How To Purchase Fund Shares

Investors may open an account to purchase fund shares through the fund's transfer agent or through various authorized brokers and their intermediaries. The fund has authorized one or more unaffiliated brokers to accept purchase and redemption orders on its behalf. These brokers, in turn, may designate intermediaries to accept such orders on the fund's behalf. In such cases, the fund will be deemed to have received an order when an authorized broker (or its authorized intermediary) accepts the order.

All purchases of Class R shares of the fund are made at the net asset value determined after the receipt of your payment by the fund's transfer agent or an authorized broker (or its authorized designee). All shares purchased, together with any dividends and capital gains that are paid in additional shares, will be credited to this account.

In some instances, when Class R shares of the fund are offered through an authorized broker or intermediary agent, an investor may be charged a fee to effect a transaction through such broker or agent.

For individual retirement accounts and employee benefit plans qualified under sections 401, 403(b)(7) or 457 of the code, as well as UGMA or UTMA accounts, the minimum initial investment is $1,000. For investors using the Automatic Investment Plan (described below), the minimum investment is $250.


Initial Investment

The minimum initial investment in Class R shares of the fund is $2,500. The initial purchase of shares may be made only by mail or by wire; telephone transactions may be used only for subsequent purchases of Class R fund shares. To open an account, follow the procedures outlined below:


By Mail
1. Complete and sign the account application enclosed with this prospectus.
2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").

3. Send your application and payment to one of the following addresses:
   .    Via U.S. Mail
        Boston Financial Data Services
        Attn: Security Capital Real Estate Mutual Funds Incorporated
        P.O. Box 8121
        Boston, Massachusetts 02205-9719

   .    Via Overnight Delivery Service
        Boston Financial Data Services
        Attn: Security Capital Real Estate Mutual Funds Incorporated 66 Brooks Drive
        Braintree, Massachusetts 02184

By Wire
1. Call toll-free 1-800-409-4189 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of your investment. A completed application must be on file before funds are wired.
2. Use the following instructions to wire your investment to the fund's transfer agent:
   .    Wire to:
        State Street Bank and Trust Company
        225 Franklin Street
        Boston, Massachusetts 02101
        ABA Number 011000028

   .    Credit:
        DDA Number 9905-378-7

   .    Further Credit:
        Security Capital Real Estate Mutual Funds Incorporated
        Shareholder Registration
        Shareholder Fund and Account Number

All Investments

 .  Customer orders will be priced at the fund's net asset value (see
   "Determination of Net Asset Value") computed after they are accepted by the fund's transfer agent, an authorized broker, or its authorized intermediary.

 . Payment must be in U.S. funds. Neither cash nor third-party checks will be accepted. If a shareholder's check does not clear, a service fee of $20 will be charged and shareholder will be responsible for any losses suffered by the fund as a result.

 . All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase will be sent to you promptly after each transaction.

 . Certificates for full shares can be obtained by writing to the transfer agent; all fractional shares will be held in book entry form. Please note that it is more difficult to redeem shares held in certificate form.

Additional Investments

If you wish to purchase additional Class R shares, the minimum for subsequent investments is $250. These share purchases may be made by mail, by wire, or by telephone as described below.

By Mail
1. When making an additional investment by mail, the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed.
2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").
3. Send your form and payment to one of the addresses listed under By Mail in the "Initial Investment" section above.
By Wire
1. To make an additional purchase by wire, a shareholder may call toll-free 1-800-409-4189 for complete wiring instructions.
By Telephone
   1. Call toll-free 1-800-409-4189 to request a purchase of additional shares by moving money from your bank account to your fund account. Your bank account must be held at a domestic financial institution that is an Automated Clearing House (ACH) member.
2. To purchase shares at the net asset value determined at the close of any given trading day, the transfer agent must receive both a purchase order by telephone and payment by electronic funds transfer through the ACH system before the close of regular trading on that day. Most transfers are completed within three business days.

Automatic Investment Plan
The Automatic Investment Plan allows regular, systematic investments in the fund's Class R shares from a bank checking or NOW account. The fund will reduce the minimum initial investment to $250 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, an investor should complete the appropriate section in the account application and an existing shareholder should call 1-888-SECURITY (toll free) for an automatic investment plan form.

The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discon-tinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), the fund reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, the fund will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because the fund has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $250 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20 will be deducted from a shareholder's account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying the fund in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevents, withdrawal of funds from the designated bank checking or NOW account.

The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

Exchange of Fund Shares

Your Class R shares may be exchanged for the Class R shares of any other mutual fund offered by Security Capital Real Estate Mutual Funds Incorporated. Exchanges of Class R shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required.

You may not exchange your investment in any Class R shares more than four times in any 12-month period (including the initial exchange of your investment during that period). As with any mutual fund investment, obtain and carefully read the prospectus of any fund before you obtain shares via an exchange.

HOW TO REDEEM FUND SHARES

You may request redemption of some or all of your Class R shares at any time, either by telephone or by mail, through the fund's transfer agent. You may also request to redeem shares through an authorized broker or agent, though you may be charged a fee to do so.

By Telephone
Call the transfer agent toll-free at 1-800-409-4189 to request a redemption of your Class R shares. (Please note that you must have previously elected the telephone redemption option in writing.)

By Mail and By Wire
1. For most redemption requests, you need only furnish a written, unconditional request stating the number of your Class R shares (or the exact dollar amount) that you wish to redeem. Your request must be signed exactly as the shares are registered, and all joint owners must sign.
2. Send your written request to Security Capital Real Estate Mutual Funds Incorporated at one of the addresses listed under By Mail in the "Initial Investment" section above.
3. If you wish, you may have your redemption proceeds wired to a commercial bank that you have authorized on your account application (a service fee of $12 will be charged for wire redemptions). Otherwise, a check for the proceeds will be mailed to you at the address of record for your account.

Once your request has been accepted, the fund normally will mail redemption proceeds to you on the next business day, and no later than seven business days after it receives and accepts your request. When a purchase has been made by check, the fund may hold payment of redemption proceeds until reasonably satisfied that the check has cleared. This may take up to 12 days.

To request redemption of any Class R shares held in certificate form, the certificate must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to the transfer agent together with your written redemption request.

Redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the fund's transfer agent. No telephone redemptions will be allowed within 15 days of such a change.

The fund reserves the right to limit the number of telephone redemptions made by a shareholder.

For Your Protection
To help ensure the integrity of your account, the fund employs the following reasonable measures to protect against unauthorized redemption of fund shares. These include:
 . The fund may require some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.
 .  Once a telephone redemption request has been made, it may not be modified or canceled.
 . Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact before a redemption request made by mail or by wire is granted.
 . Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee (see "Signature Guarantees" below).
 .  The fund reserves the right to refuse any transaction in whole or in part.

Assuming procedures such as the above have been followed, the fund will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption.

Signature Guarantees
Signature guarantees are required for any of the following transactions:
 .  redemption requests mailed to or wired to a person other than the registered owner(s) of the shares
 .  redemption requests to be mailed to or wired to an address other than the account's address of record
 .  any redemption request received within 15 days of a change of address
 .  any redemption request involving $100,000 or more

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC, such as banks, savings associations, credit unions, brokerage firms, and others.

OTHER REDEMPTION INFORMATION

The fund may suspend the right of redemption during any period when:
 .  trading on the New York Stock Exchange (NYSE) is restricted or the NYSE is closed (other than customary weekend and holiday closings)
 . an emergency (as defined by rules adopted by the SEC) makes disposal of portfolio securities or determination of the value of net assets of the fund not reasonably practicable

A shareholder's account may be closed if, upon the redemption of shares, the value of remaining shares is less than $2,500 ($1,000 in the case of individual retirement accounts and employee benefit plans qualified under sections 401, 403(b)(7) or 457 of the code). The shareholder will be given notice of at least 30 days and the opportunity to make additional investments which will increase the account's value so that it satisfies the minimum amount required.

The fund may, under certain circumstances, redeem shares in kind.

PERFORMANCE REPORTING

Determination of Net Asset Value
Class R shares of the fund are sold, without a sales charge, at net asset value. The net asset value per share of Class R shares is calculated on each day the NYSE is open for trading. Net asset value will not be calculated on any national holiday or any other day the NYSE is not open for trading.

Net asset value is determined by adding the market value of all securities in the fund's portfolio and any other Class R assets, subtracting liabilities, and dividing by the total number of Class R shares then outstanding. This is the price at which purchase or redemption of the fund's Class R shares is effected.

Each trading day, portfolio securities are valued at their last sale price as of the close of trading on the exchange representing the principal market for such securities, or at the mean of the closing bid and asked price for that day. Any securities for which market quotations are not readily available are valued in good faith in a manner that best reflects their fair value.

Dividends and Distributions
The fund pays dividends from its investment income once each quarter and pays any capital gains at least once each year. All dividends and distributions are automatically reinvested in additional shares of the fund (at net asset value) unless you choose to have them paid in cash. As a shareholder, you will receive a statement reflecting all payments made to your account.

TAX CONSEQUENCES AND YEAR-END REPORTING

Federal Income Taxes
To comply with tax law requirements, the fund intends to make annual distributions of its investment income. It is likely that a portion of each distribution (whether received in cash or reinvested in shares of the fund) will be taxable to shareholders of the fund as ordinary income and the remainder of such distribution will be taxable to shareholders as long-term capital gain.

Sales and other dispositions by a shareholder of his or her shares of the fund (including an exchange of shares of one fund for shares of another fund) generally will be treated as capital gain if the amount received by the shareholder in the sale exceeds the shareholder's tax basis in the shares and will be treated as a capital loss if the shareholder's tax basis in the fund shares exceeds the amount received by the shareholder in the sale. If the shareholder exchanges shares of one fund for shares of another fund, the amount received in the sale will equal the value of the shares of the new fund received in the exchange. A shareholder's tax basis in his or her shares generally will equal the cost of the shares plus the amount of any distributions reinvested in shares of the fund. Any capital gain or loss will be long-term capital gain or loss if the shares sold have been owned by the shareholder for more than one year from the date of sale.

State and Local Taxes
Fund distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in the fund.

Year-End Tax Statement
After the end of each calendar year, the fund will send shareholders a statement showing the amount of all dividends and distributions paid during the year. For capital gains distributions, the statement indicates which portion will be taxed at a maximum rate of 20 percent and which portion will be taxed at a maximum rate of 28 percent.

REPORTS TO SHAREHOLDERS

The fund sends a report of portfolio investments and other information to its shareholders on a semi-annual basis. An annual report, which includes financial statements audited by an independent accounting firm, is sent to shareholders each year. Please call toll-free 1-888-SECURITY for a copy of the fund's most recent shareholder report.

                                   FINANCIAL

                                   HIGHLIGHTS

===============================================================================

The financial highlights table is intended to help you understand the fund's financial performance since April 23, 1997, the effective date of the fund's registration statement with the SEC.

Certain information in this table reflects financial results for a single Class R fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund's Class R shares (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report -- along with the fund's financial statements -- is included in the statement of additional information, which is available upon request.


                                                                      January 1, 1998       April 23, 1997/(1)/
                                                                          through                through
                                                                     December 31, 1998      December 31, 1997
Per Share Data/(2)/
Net asset value, beginning of period...............................        $  --               $     10.15
Income from investment operations:
     Net investment income.........................................           --                      0.31
     Net realized and unrealized gain on investments...............           --                      2.49
     Total from investment operations..............................           --                      2.80

Less distributions:
     Dividends from net investment income..........................           --                     (0.31)
     Dividends in excess of net investment income..................           --                     (0.15)
     Distributions from net realized gains.........................           --                     (0.54)
     Total distributions...........................................           --                     (1.00)

Net asset value, end of period.....................................           --               $     11.95
Total return/(3)/..................................................           --                     29.91%
Supplemental data and ratios:
     Net assets, end of period.....................................           --               $671,856.00
     Ratio of expenses to average net assets/(4)(5)/...............           --                      1.16%
     Ratio of net investment income to average net assets/(4)(5)/..           --                      4.06%
     Portfolio turnover rate/(6)/..................................           --                     82.10%

(1)  Date the fund was effective with the SEC.

(2) On December 16, 1997, the shares held by the fund's existing shareholders were split into Class R and Class I shares based on the amount then invested in the fund. For the year ended December 31, 1997, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets and the per share income from investment operations are presented on a basis whereby the fund's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.

(3) Not annualized for the period April 23, 1997 through December 31, 1997 and January 1, 1998 through December 31, 1998.

(4) Annualized for the period April 23, 1997 through December 31, 1997 and January 1, 1998 through December 31, 1998.

(5) Without expense reimbursement of $167 for the period April 23, 1997 through December 31, 1997, $122 of which represents the amortization of organizational expenses, the ratio of expenses to average net assets would have been 1.19% and the ratio of net investment income to average net assets would have been 4.02%.

(6) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                     NOTES

===============================================================================

TO LEARN MORE ABOUT THE FUND

 . See the fund's current annual and semi-annual reports for an in-depth discussion of the market conditions and investment strategies which significantly affected the fund's performance during its last fiscal year.

 . Review the fund's Statement of Additional Information (which is incorporated by reference into this prospectus) for more details on the fund's portfolio, investment policies, and operating procedures.


CONTACT US FOR MORE INFORMATION

Contact Security Capital Real Estate Mutual Funds Incorporated if you have questions or wish to obtain a free copy of these documents; simply call toll-free 1-888-SECURITY.

You may also access recent fund reports via the Security Capital web site (www.securitycapital.com).

The fund's Statement of Additional Information and current annual and semi-annual reports are also available, along with other related materials, on the SEC's web site (www.sec.gov). Materials may also be reviewed without charge at the SEC's Public Reference Room in Washington, DC. For details, call the SEC at 1-800-SEC-0330.

Investment Company Act file number: 811-8033

                                Security Capital
                           European Real Estate Shares

                                 Class I Shares

                             A mutual fund investing
                         primarily in equity securities
                    of publicly traded real estate companies
                   organized principally in European countries

                                   Prospectus

                                 April XX, 1999

    As is the case with all mutual fund shares, the Securities and Exchange
      Commission has not approved or disapproved these securities and has not passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                          [LOGO OF SECURITY CAPITAL]

                                Security Capital
                           European Real Estate Shares

Table of contents
The Fund Blueprint................................................. 2
         Overview
         Prior Investment Results
         Shareholder Costs
Building the Fund Portfolio........................................ 7
         The Investment Adviser and Management Team
         Types of Investments
         Investment Risks
         How the Fund Manages Risk
How the Fund is Managed........................................... 15
         Opportunities in the Real Estate Industry
         Investment Process
On Becoming a Shareholder......................................... 18
         How to Purchase Fund Shares
         How to Redeem Fund Shares
         Other Redemption Information
         Performance Reporting
         Tax Consequences and Year-End Reporting
         Reports to Shareholders
Financial Highlights..............................................  25
To Learn More About the Fund............................... Back Cover
Contact Us for More Information............................ Back Cover

A Word To Potential Investors

The information in this prospectus is presented to help you decide whether the fund matches your financial situation and investment goals.

This prospectus is specific to Class I shares of the fund. The minimum initial investment in Class I shares -- which are sold at net asset value without a sales charge -- is $250,000.

The fund's Class R shares (which have a lower minimum investment and different expenses) are described in a separate prospectus. For further information, please call toll free: 1-888-SECURITY.

About This Document

This prospectus describes the objectives and policies of the fund, the potential risks of investing, the fund's management, and other information necessary to make an informed investment decision.

Please read it carefully before you invest and then retain it for future reference.

                                   The Fund
                                   Blueprint

                                   OVERVIEW


WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

 . The fund seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly traded real estate companies organized principally in European countries.
 . Long term, the fund's objective is to achieve top-quartile total returns as compared with other mutual funds that invest in publicly traded real estate companies organized principally in European countries.

WHAT KIND OF INVESTMENTS DOES THE FUND MAKE?

 . The fund invests primarily in real estate securities. It does not invest in real estate directly.
 . Typically, at least 65 percent of the fund's assets are invested in equity securities of publicly traded real estate companies located primarily in European countries, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, and the United Kingdom.
 . The fund's investments generally include equity securities--primarily common stocks, rights or warrants to purchase common stocks, convertible securities and preferred stocks.

WHAT TYPE OF INVESTOR MIGHT CONSIDER INVESTING IN THE FUND?

Based on the fund's investment goals and strategies, it might be suitable for investors who:

 . seek to diversify their investment holdings by adding a real estate component to their portfolio
 . wish to add a measure of international diversification to their portfolio
 . have a long-term investment horizon
 . expect real estate to provide above-average investment returns over time

WHAT ARE THE CHIEF RISKS OF INVESTING IN THE FUND?

 . MARKET RISK. The prices of real estate securities will vary with market conditions. As a result, an investor in the fund can lose money if the value of the fund's investments declines.

 . FOREIGN SECURITIES RISK. The fund's investments in securities issued by companies and governments of foreign nations may present certain political, economic, currency, regulatory, market and transaction risks which would not normally be encountered when investing in securities of U.S. issuers.

 . REAL ESTATE EXPOSURE. The fund may be affected by the same factors that influence the value of real estate in general.

 . INTEREST RATE RISK. Higher interest rates can affect the profitability and liquidity of properties in the real estate market (and, therefore, can affect the value of the real estate securities associated with those properties).

 . CREDIT RISK. A decline in the credit rating or perceived credit quality of a real estate company's debt can have a negative impact on the value of its stock.

 . NON-DIVERSIFIED PORTFOLIO. The fund is non-diversified; therefore, the fund may invest a greater percentage of its assets in the securities of one issuer than a diversified fund. Accordingly, the results of any one investment can have a significant impact on the fund's performance--either good or bad.

 . CONCENTRATION RISK. Because the fund invests primarily in real estate securities, the fund's reaction to real estate market variables may be greater than that of a fund that invests in more than one market sector.

PRIOR INVESTMENT RESULTS

The future performance of a mutual fund cannot be predicted by looking at its performance in the past. However, a review of its prior results can help illustrate the variability of fund returns that an investor in the fund would have experienced over various time periods.

The total return achieved by the fund through the fiscal year ended December 31, 1998, is shown below, along with its best and worst quarterly performance during that time period.


Security Capital European Real Estate Shares Comparative Returns vs. Industry Benchmark

Total Return
Period from June 30, 19981 to December 31, 1998

[GRAPH APPEARS HERE]

This table compares the fund's results to changes in the Salomon Smith Barney-European Property Index (SSB-European Property Index)2. It provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. The calculation of total return assumes reinvestment of all capital gains and income dividends. Results shown for the index also assume the reinvestment of dividends. Because the index is not a managed investment, no operating expenses are deducted from its total return.

1 The effective date of the fund's registration statement with the Securities and Exchange Commission.

2 The Salomon Smith Barney-European Property Index is a float-weighted index that includes 15 countries in Europe and the listed shares of all real estate companies with an available market capitalization (float) of at least $100 million.

Security Capital European Real Estate Shares Quarterly Performance Fiscal Year ended December 31, 1998

[GRAPH APPEARS HERE]

This chart shows the fund's quarterly total return from its inception date of June 30, 1998 to December 31, 1998. The fund's best quarterly performance during this time period was a gain of 2.10% for the quarter ended September 30, 1998. Its worst quarterly performance was a 1.12% gain for the quarter ended December 31, 1998.

SHAREHOLDER COSTS

The table below shows the amount of fees and expenses you may pay if you buy and hold Class I shares of the fund.

These expenses cover basic operating costs, such as fund management, account administration, and other services. Other customary expenses include transfer agent fees, custodial fees paid to the bank that holds the fund's securities, audit fees, and legal expenses.

Shareholder Transaction Expenses (paid directly from your investment)

 . Maximum sales charge (load) imposed on purchases
  (as a percentage of offering  price).................................. none

 . Maximum deferred sales charge (load).................................. none

 . Maximum sales charge (load) imposed on reinvested
  dividends and other distributions..................................... none

 . Redemption fee (as a percentage of amount redeemed, if applicable).... none

 . Exchange fee.......................................................... none

 . Maximum account fee................................................... none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 . Management fees....................................................... 0.85%

 . Distribution and/or service (12b-1) fees.............................. 0.25%

 . Other expenses........................................................   --%

 . Total annual fund operating expenses..................................   --%

 . Less reimbursed expenses*.............................................   --%

 . Net fund operating expenses........................................... 1.45%

    * Under the terms of an agreement dated June 30, 1998, Security Capital Global Capital Management Group Incorporated (GCMG) agreed to waive fees and/or reimburse expenses to maintain the net operating expenses of the fund's Class I shares at no more than 1.45% of the fund's Class I average daily net assets until December 31, 1998.

    By letter dated December 7, 1998, GCMG agreed to continue its undertaking to waive fees and/or reimburse expenses under the agreement until December 31, 1999.

WHAT ARE THE COSTS TO THE TYPICAL INVESTOR?

To help you compare the costs of investing in this fund with those of other funds, the following examples illustrate the typical expenses a shareholder would pay on a $10,000 investment over various time periods.

The following calculations assume that the fund's operating expenses remained the same and that a 5 percent return was earned on your investment each year. If you were to redeem your shares at the end of the period indicated, your costs would be:

         1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------
         $15      $46      $79      $174


If you did not redeem your shares at the end of the period indicated, your costs would be:

         1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------
         $15      $46      $79      $174

An investor's actual costs may be higher or lower than those shown in the example.

                                  BUILDING THE
                                 FUND PORTFOLIO

Security Capital European Real Estate Shares is a series of Security Capital Real Estate Mutual Funds Incorporated (SC-REMFs). The following sections provide basic information about the fund's management team and investment operations.


THE INVESTMENT ADVISER AND MANAGEMENT TEAM

Security Capital Global Capital Management Group Incorporated (GCMG) is an indirect, wholly owned subsidiary of Security Capital Group Incorporated (Security Capital), a publicly traded company which, together with its affiliated real estate operating companies, has a market capitalization of $23.99 billion (as of December 31, 1998).


GCMG, under the supervision of the directors of SC-REMFs, provides investment advice and conducts the investment management activities of the fund. GCMG is uniquely positioned to capitalize on the real estate research and investment expertise of Security Capital. The tools and resources which have been developed and deployed since then reflect the organization's deep roots and global reach in the real estate industry.

GCMG provides investment advice to the fund and to other
Security Capital open-end real estate mutual funds and separate accounts. In total, GCMG managed approximately $5 billion in assets (as of December 31, 1998).

For services provided as investment adviser to the fund, GCMG is paid an annual management fee equal to 0.85% of the average daily net asset value of the fund's Class I shares.

GCMG has entered into an investment sub-advisory agreement with Security Capital Global Capital Management Group (Europe) S.A., known as GCMG-Europe. As sub-adviser, GCMG-Europe provides various portfolio management and investment advisory services to the fund. A team of GCMG and GCMG-Europe professionals, working together as the fund's Portfolio Management Committee, is primarily responsible for overseeing the day-to-day operations of the fund.

GCMG-Europe receives an annual management fee, paid on a monthly basis, in an amount equal to 0.08% of the fund's average daily asset value. This fee is paid by, and is the sole obligation of, GCMG (not the fund).

SECURITY CAPITAL AND ITS AFFILIATES

 . A LEADER IN THE TREND TOWARD PUBLIC COMPANY OWNERSHIP IN THE REAL ESTATE
  INDUSTRY

 . EXPERIENCE AND MARKET DATA FROM 17 AFFILIATED COMPANIES

 . OPERATIONS IN 11 PROPERTY TYPES

 . MARKET PRESENCE IN 19 COUNTRIES

SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP (GCMG)

 . INVESTMENT ADVISER TO SECURITY CAPITALOS OPEN-END REAL ESTATE MUTUAL FUNDS AND
  SEPARATE ACCOUNTS

 . ASSETS UNDER MANAGEMENT OF APPROXIMATELY $5 BILLION AS OF DECEMBER 31, 1998

GCMG, which is registered as an investment adviser with the Securities and Exchange Commission (SEC), commenced operations in January 1995. Its offices are located at 11 South LaSalle Street, Chicago, Illinois 60603. GCMG-Europe, formed on May 14, 1998 under Belgian law, is an indirect wholly-owned subsidiary of Security Capital and is registered as an investment adviser with the SEC. Its offices are located at Boulevard de la Woluwe 34, Brussels, Belgium.

Distribution and Servicing Plan

The fund has adopted a distribution and servicing plan under Rule 12b-1 of the Investment Company Act of 1940 to help cover the cost of distributing Class I shares and providing services to Class I shareholders.

The plan provides for the payment of a monthly fee (a "12b-1 fee") equal to 0.25 percent of the value of the average daily net assets invested in the fund's Class I shares. This payment is made to the fund's distributor, Security Capital Markets Group Incorporated, an affiliate of GCMG.

Because the 12b-1 fee is paid out of fund assets on an ongoing basis, it will increase the cost of an investment in the fund over time. It is possible that such an arrangement would ultimately result in higher costs than the payment of other types of sales charges.

The fund's distributor may enter into agreements with various third-party organizations to provide certain distribution or servicing functions. These organizations might include institutional shareholders of record, broker-dealers, financial institutions, depository institutions, and other financial intermediaries, as well as various brokerage firms or other industry-recognized service providers of fund supermarkets or similar programs. These agreements may be governed by the plan.

Types of Investments

In seeking to achieve the fund's investment objectives, the fund's Portfolio Management Committee uses the following types of investments and investment policies, which may be changed by the fund's board of directors without shareholder approval.

Real Estate Securities

The fund will invest, under normal market conditions, at least 65 percent of its assets in equity securities of publicly traded real estate companies operating principally in European countries, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. The fund may also invest in the equity securities of real estate companies located in Eastern Europe and other European emerging market countries. These securities may include:

 .        common stocks

 .        rights or warrants to purchase common stocks

 .        convertible securities

 .        preferred stocks

The fund may, from time to time, invest in debt securities of issuers in the real estate industry. Such securities will be rated as investment grade quality (rated no lower than A by at least one major rating agency) or, if not rated, believed by the fund's investment adviser to be of comparable quality.

Depositary Receipts

The fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Defensive Investments

If the fund's investment adviser or sub-adviser (GCMG or GCMG-Europe) determines that market conditions justify a more defensive portfolio, the fund may make temporary investments in high-grade, short-term corporate obligations, bank obligations, or money market securities denominated in U.S. dollars or any foreign currency. Such investments need not be issued by a real estate company. Defensive investments may include short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, their agencies, or their instrumentalities.

Under normal circumstances, it is not likely that the fund will invest a substantial portion of its assets in such securities. If such investments are made, the fund will invest only in securities rated "investment grade" or considered by GCMG to be of comparable quality. If the fund makes defensive investments, such investments might not be consistent with the fund's investment objectives. Therefore, during the period of time when such investments are held, these objectives might not be met.

Investment Risks

All investments involve some degree of risk. While all mutual funds, including this one, employ techniques and practices to limit risk, there is always a possibility that investors may earn a smaller return than expected or lose some or all of their investment.

For this reason, an investment in the fund should be considered a long-term investment. Before investing, investors should read this prospectus carefully and come to understand the risks described below.

Please note that the most significant risks of investing in the fund are those associated with investing in the real estate market. These risks could have a direct impact on the fund's net asset value, yield, and total return.

Real Estate Exposure

The fund will not invest in real estate directly, but its investments will be highly concentrated in real estate securities (see "Types of Investments"). The value of real estate securities, of course, will be affected by many of the factors that affect the value of real estate.

As a result, the fund is subject to investment risks that are similar to those associated with direct ownership of real estate. For example, general or local economic conditions could contribute to:

 . a decline in the value of commercial or residential properties

 . extended vacancies of properties

 . increases in property taxes and operating expenses

 . changes in interest rates

Real estate markets in general could also be affected by a range of variables that could contribute to a fluctuation in the value of real estate securities, including:

 . variations in supply and demand

 . increased competition or overbuilding

 . changes in existing laws

 . environmental issues

Other important risk factors which could affect the value of a real estate security might apply to individual properties or the issuers of particular securities:

 . casualty or condemnation losses

 . legal liabilities for injury or damages

 . operating losses

Investing in Foreign Securities

Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities. Securities of some foreign companies and governments may be traded in the United States, but many foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

 . Currency Risk. As long as the fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

 . Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country. The fund may invest in European emerging market countries, including Hungary, Poland, the Czech Republic, the Slovak Republic and Romania. Investments by the fund in issuers located in these countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners and different legal systems.

 . Regulatory Risk. There may be less government supervision of foreign markets.
  Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. Accordingly, there may be less publicly available information about foreign issuers than domestic issuers.

 . Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may be protection against failure by other parties to complete transactions. Also, there may be limited legal recourse against an issuer in the event of a default on a debt instrument.

 . Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Euro Conversion Risk

The countries that currently comprise the European Economic and Monetary Union ("EMU") agreed to reduce trade barriers between themselves and eliminate fluctuations in their currencies through the introduction of a single European currency on January 1, 1999. This single European currency (the euro) is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. All European securities are generally now priced in the euro. Thereafter, these securities will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including companies in which the fund invests, the fund could be adversely affected:

 . If the euro, or EMU as a whole, does not take effect as planned.

 . If the computing, accounting and trading systems used by the fund's service providers or other entities with which the fund or its service providers do business are not capable of recognizing the euro as a distinct currency beginning with the euro conversion.

Investing in Real Estate Companies

The fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks are described under "Real Estate Exposure."

In general, the performance of real estate securities is dependent on the management skills of their managers and of the operators of the real estate properties in which they invest. Also, real estate securities may be affected by changes in the value of the underlying property owned by such entities.

Under certain conditions, certain real estate securities could possibly fail to qualify for tax-free pass-through of their income, resulting in a tax liability for shareholders (such as the fund). Real estate securities also generate certain expenses which would be paid indirectly by fund shareholders.

Market Risk

The prices of the common stocks of real estate companies and other securities in which the fund invests will fluctuate from day to day and may--in either the near term or over the long run--decline in value. The value of the fund may be affected by a decline in financial markets in general.

Interest Rate Risk

As interest rates fluctuate, mortgage rates and other lending rates will increase or decrease, which could affect the value of the fund's portfolio. Higher mortgage rates, for example, could make properties less profitable or more difficult to sell (as credit becomes more costly). Such conditions could depress the prices of the securities in which the fund invests over either short- or long-term periods.

Credit Risk

The performance of the fund may be affected by the credit ratings or perceived credit quality of the real estate companies in which it invests. For example, if a real estate company's credit rating is downgraded, or if market conditions suggest that its ability to service its debt may be impaired in the future, the price of its stock may decline, thereby affecting the value of the fund portfolio.

Performance Risk

There can be no assurance that the fund will meet its investment objectives. As with any mutual fund, the performance of the fund will vary and may not match that of similar funds or relevant benchmark indexes. The value of fund shares will vary and, when sold, may be worth more or less than their original cost.

Concentration Risk

The fund is non-diversified. This means that the proportion of its assets that can be invested in the securities of a single issuer is not limited by law. In addition, the fund generally will invest in a smaller number of individual issuers than a diversified investment company. As a result, the economic, political, or regulatory conditions that affect these issuers may have a greater impact on this fund than on a similar fund that is more diversified.

Similarly, because the fund concentrates its investments in the real estate industry, it is susceptible to the same risks that direct ownership of real estate would entail. Therefore, its performance will be more dependent on conditions in the real estate industry than a fund which invests in a more diverse range of industries or market sectors.

Year 2000 Risk

Most computer equipment in use today runs on software that follows basic programming principles developed years or decades ago. While these programs were designed to recognize dates, most were programmed to designate a specific year using only the last two digits of that year (e.g., the year 1999 is coded as 99, while the year 2000 will be coded as 00). As a result, certain computer systems may be unable to distinguish the year 2000 from the year 1900, which could impair their ability to function properly after 1999. This is commonly known as the "Year 2000 Risk."

As in most businesses today, computer systems play a key role in conducting the day-to-day operations of the fund. If these computer systems cannot reliably process and calculate date-related information and data after January 1, 2000, the operations of the fund, including pricing, securities trading and shareholder servicing, could be disrupted.

Therefore, SC-REMFs and GCMG are taking steps which they believe are reasonably designed to address the Year 2000 issue. GCMG's and SC-REMFs' internal systems are Year 2000 compliant. Because SC-REMFs' mission-critical systems are undertaken by external suppliers, vendors and service providers, these firms have been asked to provide satisfactory assurances that they have taken all necessary precautions to assure that the systems with which SC-REMFs interacts will remain operational at all times.

Though SC-REMFs and GCMG are taking every reasonable step to secure SC-REMFs' internal systems and external relationships, as a contingency, SC-REMFs and GCMG will adopt Security Capital's Year 2000 action plan to address any problems specific to the operations of the fund that may occur on or after January 1, 2000. SC-REMFs and GCMG intend to monitor and improve the portions of this plan relating to SC-REMFs throughout 1999 and 2000, and, at the same time, prepare to implement alternative solutions, if necessary.

Despite SC-REMFs' and GCMG's efforts and the Year 2000 action plan, non-compliant Year 2000 systems could have an adverse effect on the fund's business operations or financial condition. Also, please note that non-compliant Year 2000 systems could negatively impact the issuers of securities in which the fund invests and, consequently, the fund's performance.

How The Fund Manages Risk

As the fund seeks to reduce investment risk, it will--under normal market conditions--adhere to the following guidelines; which may be changed by the fund's board of directors without shareholder approval:

With respect to the fund's total assets:

 . not more than 25 percent of the fund's market value will be invested in the securities of a single issuer

With respect to 50 percent of the market value of its total assets:

 . not more than 5 percent will be invested in the securities of a single issuer

 . the fund will not own more than 10 percent of the outstanding voting securities of a single issuer

Under certain circumstances, the fund may also invest up to 100 percent of its assets in defensive investments (see "Types of Investments").

                                  How The Fund
                                   Is Managed

The fund follows a disciplined, research-driven investment approach. The key elements of this approach are outlined below.

Opportunity in the
Real Estate Industry

GCMG and GCMG-Europe believe that the real estate industry throughout Europe will experience the same fundamental transformation as experienced in the U.S., creating significant investment opportunities. Indeed, the European public securities market has more than tripled since 1992, and now has a market capitalization of $160.5 billion/1/.

The "securitization" of real estate in Europe offers significant benefits to shareholders, including:

 . an efficient, practicable method of adding an international real estate component to an investment portfolio

 . enhanced liquidity

 . real-time pricing

 . the potential for high dividend yields

 . the potential for growth and sustainable rates of return

Public Real Estate Investment
Opportunities Exist Worldwide

Global Real Estate Equity Market
Capitalization

[PIECHART APPEARS HERE]

Chart Showing Real Estate Equity Market Capitalization in
Europe      (36.7%)
U.S.        (31.5%)
Asia        (28.7%)
Others       (3.1%)

Sources: Security Capital Global Capital Management Group Incorporated, Salomon Smith Barney, Inc., SNL Securities L.P., National Association of Real Estate Investment Trusts (NAREIT). Data as of June 30, 1998.

Investment Process

The organization and decision-making processes of GCMG and GCMG-Europe are rooted in the belief that superior investment results are achieved through a dedication to proprietary research. GCMG has developed a sophisticated and fully integrated set of analytical tools that focus on the following three research disciplines:

 . Companies: Investment Analysis

 . Submarkets: Real Estate and Economic Research

 . Pricing: Market Strategy

A separate team is dedicated to each research discipline to ensure balanced representation in the investment process. The investment process integrates this three-tiered research approach and is executed under the broad direction of the Portfolio Management Committee, a team of GCMG and GCMG-Europe professionals which is primarily responsible for overseeing the


1 Source: Salomon Smith Barney, Inc., Security Capital Global Capital Management Group Incorporated.

day-to-day operations of the fund. These different perspectives on value are critical to identifying pricing inefficiencies and moving with conviction to capitalize on investment opportunities.

Companies
Investment Analysis

Building upon the information provided by Real Estate and Economic Research, the Investment Analysis team analyzes the companies within the fund's defined universe of investments. To form a complete assessment of a company, the team performs a thorough financial analysis, including an examination of key factors:

 .        asset quality

 .        cash flow quality

 .        growth potential and revisions

 .        management and organization

 .        financial flexibility

The team develops detailed five-year cash flow forecasts in the course of evaluating companies, as it is GCMG's and GCMG-Europe's belief that the strength and quality of a company's cash flow is a key determinant of above-average return opportunities.

An understanding of a company's assets, management teams, and strategies is achieved by analyzing the effectiveness of company management through one-on-one meetings, careful scrutiny of any regulatory filings, and extensive field work.

Submarkets
Real Estate and Economic Research

The analysis of real estate markets and submarkets is one of GCMG's and GCMG-Europe's most important competitive advantages. The Real Estate and Economic Research group draws upon Security Capital's economic and demographic data and proprietary, purpose-built models to assess supply and demand for all property types in various markets and submarkets. The proprietary submarket and property analysis generated by this team is used to build detailed cash flow and net asset value models.

Pricing
Market Strategy

The Market Strategy team integrates the research perspectives of the Real Estate and Economic Research group and the Investment Analysis team in order to assign risk-adjusted valuation to the securities within the context of real estate securities market and financial market return expectations. The target pricing perspectives generated by the Market Strategy team are used by the Portfolio Management Committee to make stock selections for the fund.

An advanced, proprietary valuation model is used to select real estate companies with significant potential for growth, integrating four pricing methods to assess the relative valuation of real estate securities as market prices change over time.

GCMG's primary valuation tool, the Integrated Valuation Matrix, integrates and quantifies this research information to determine an investment's relative value.

Through research and analysis, the fund seeks to isolate markets which appear to be reaching a "marginal turning point," with significant potential for growth.

Portfolio Construction
Portfolio Management Committee

The Portfolio Management Committee is the core of GCMG's and GCMG-Europe's decision-making process. Through quarterly strategy sessions and biweekly tactical review meetings, the Portfolio Management Committee analyzes price forecasts to create a target portfolio for the fund. This target portfolio is the final product integrating the critical real estate and capital market expertise which helps to identify the most attractive investment opportunities. Under the direction of the Portfolio Management Committee, a dedicated trader executes transactions to manage portfolio weightings in line with the fund's investment policies.

                                 On Becoming A
                                  Shareholder

The following describes how to open an account, what to expect as a shareholder in the fund, and other important information that can help make owning fund shares a more satisfying experience.

How To Purchase Fund Shares

Investors may open an account to purchase fund shares through the fund's transfer agent or through various authorized brokers and their intermediaries. The fund has authorized one or more unaffiliated brokers to accept purchase and redemption orders on its behalf. These brokers, in turn, may designate intermediaries to accept such orders on the fund's behalf. In such cases, the fund will be deemed to have received an order when an authorized broker (or its authorized intermediary) accepts the order.

All purchases of Class I shares of the fund are made at the net asset value determined after the receipt of your payment by the fund's transfer agent or an authorized broker (or its authorized designee). All shares purchased, together with any dividends and capital gains that are paid in additional shares, will be credited to this account.

In some instances, when Class I shares of the fund are offered through an authorized broker or intermediary agent, an investor may be charged a fee to effect a transaction through such broker or agent.

Initial Investment

The minimum initial investment in Class I shares of the fund is $250,000. The initial purchase of shares may be made only by mail or by wire; telephone transactions may be used only for subsequent purchases of Class I fund shares. To open an account, follow the procedures outlined below:

By Mail

1. Complete and sign the account application enclosed with this prospectus.

2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").

3. Send your application and payment to one of the following addresses:

         .   Via U.S. Mail
             Boston Financial Data Services
             Attn: Security Capital Real Estate Mutual Funds Incorporated P.O. Box 8121
             Boston, Massachusetts 02205-9719

         .   Via Overnight Delivery Service
             Boston Financial Data Services
             Attn: Security Capital Real Estate Mutual Funds Incorporated 66 Brooks Drive
             Braintree, Massachusetts 02184
By Wire

1. Call toll-free 1-800-409-4189 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of your investment. A completed application must be on file before funds are wired.

2. Use the following instructions to wire your investment to the fund's transfer agent:

         .   Wire to:
             State Street Bank and Trust Company
             225 Franklin Street
             Boston, Massachusetts 02101
             ABA Number 011000028

         .   Credit:
             DDA Number 9905-378-7

         .   Further Credit:
             Security Capital Real Estate Mutual Funds Incorporated Shareholder Registration
             Shareholder Fund and Account Number

All Investments

 . Customer orders will be priced at the fund's net asset value (see
  "Determination of Net Asset Value") computed after they are accepted by the fund's transfer agent, an authorized broker, or its authorized intermediary.

 . Payment must be in U.S. funds.

 . All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase will be sent to you promptly after each transaction.

 . Certificates for full shares can be obtained by writing to the transfer agent;
  all fractional shares will be held in book entry form. Please note that it is more difficult to redeem shares held in certificate form.

Additional Investments

If you wish to purchase additional Class I shares, the minimum for subsequent investments is $20,000. These share purchases may be made by mail, by wire, or by telephone as described below.

By Mail

1. When making an additional investment by mail, the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed.

2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").

3. Send your form and payment to one of the addresses listed under By Mail in the "Initial Investment" section above.

By Wire

1. To make an additional purchase by wire, a shareholder may call toll-free 1-800-409-4189 for complete wiring instructions.

By Telephone

1. Call toll-free 1-800-409-4189 to request a purchase of additional shares by moving money from your bank account to your fund account. Your bank account must be held at a domestic financial institution that is an Automated Clearing House (ACH) member.

2. To purchase shares at the net asset value determined at the close of any given trading day, the transfer agent must receive both a purchase order by telephone and payment by electronic funds transfer through the ACH system before the close of regular trading on that day. Most transfers are completed within three business days.

Exchange of Fund Shares

Your Class I shares may be exchanged for the Class I shares of any other mutual fund offered by Security Capital Real Estate Mutual Funds Incorporated. Exchanges of Class I shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required.

You may not exchange your investment in any Class I shares more than four times in any 12-month period (including the initial exchange of your investment during that period). As with any mutual fund investment, obtain and carefully read the prospectus of any fund before you obtain shares via an exchange.

How To Redeem Fund Shares

You may request redemption of some or all of your Class I shares at any time, either by telephone or by mail, through the fund's transfer agent. You may also request to redeem shares through an authorized broker or agent, though you may be charged a fee to do so.

By Telephone

Call the transfer agent toll-free at 1-800-409-4189 to request a redemption of your Class I shares. (Please note that you must have previously elected the telephone redemption option in writing.)

By Mail and By Wire

1. For most redemption requests, you need only furnish a written, unconditional request stating the number of your Class I shares (or the exact dollar amount) that you wish to redeem. Your request must be signed exactly as the shares are registered, and all joint owners must sign.

2. Send your written request to Security Capital Real Estate Mutual Funds Incorporated at one of the addresses listed under By Mail in the "Initial Investment" section above.

3. If you wish, you may have your redemption proceeds wired to a commercial bank that you have authorized on your account application. Otherwise, a check for the proceeds will be mailed to you at the address of record for your account.

Once your request has been accepted, the fund normally will mail redemption proceeds to you on the next business day, and no later than seven business days after it receives and accepts your request. When a purchase has been made by check, the fund may hold payment of redemption proceeds until reasonably satisfied that the check has cleared. This may take up to 12 days.

To request redemption of any Class I shares held in certificate form, the certificate must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to the transfer agent together with your written redemption request.

Redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the fund's transfer agent. No telephone redemptions will be allowed within 15 days of such a change.

The fund reserves the right to limit the number of telephone redemptions made by a shareholder.

For Your Protection

To help ensure the integrity of your account, the fund employs the following reasonable measures to protect against unauthorized redemption of fund shares. These include:

 . The fund may require some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.

 . Once a telephone redemption request has been made, it may not be modified or canceled.

 . Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact before a redemption request made by mail or by wire is granted.

 . Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee (see "Signature Guarantees" below).

 . The fund reserves the right to refuse any transaction in whole or in part.

Assuming procedures such as the above have been followed, the fund will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption.

Signature Guarantees

Signature guarantees are required for any of the following transactions:

 . redemption requests mailed to or wired to a person other than the registered owner(s) of the shares

 . redemption requests to be mailed to or wired to an address other than the account's address of record

 . any redemption request received within 15 days of a change of address

 . any redemption request involving $100,000 or more

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC, such as banks, savings associations, credit unions, brokerage firms, and others.

Other Redemption Information

The fund may suspend the right of redemption during any period when:

 . trading on the New York Stock Exchange (NYSE) is restricted or the NYSE is closed (other than customary weekend and holiday closings)

 . an emergency (as defined by rules adopted by the SEC) makes disposal of portfolio securities or determination of the value of net assets of the fund not reasonably practicable

A shareholder's account may be closed if, upon the redemption of shares, the value of remaining shares is less than $250,000. The shareholder will be given notice of at least 30 days and the opportunity to make additional investments which will increase the account's value so that it satisfies the minimum amount required.

A Class I shareholder who fails to meet the minimum account balance may elect to convert Class I shares to Class R shares at no cost. Shares would be converted at net asset value after the receipt of the appropriate written instructions. The fund does not charge a fee to process conversions.

The fund may, under certain circumstances, redeem shares in kind.

Performance Reporting

Determination of Net Asset Value

Class I shares of the fund are sold, without a sales charge, at net asset value. The net asset value per share of Class I shares is calculated on each day the NYSE is open for trading. Net asset value will not be calculated on any national holiday or any other day the NYSE is not open for trading.

Net asset value is determined by adding the market value of all securities in the fund's portfolio and any other Class I assets, subtracting liabilities, and dividing by the total number of Class I shares then outstanding. This is the price at which purchase or redemption of the fund's Class I shares is effected.

Each trading day, portfolio securities are valued at their last sale price as of the close of trading on the exchange representing the principal market for such securities, or at the mean of the closing bid and asked price for that day. Any securities for which market quotations are not readily available are valued in good faith in a manner that best reflects their fair value.

Dividends and Distributions

The fund pays dividends from its investment income once each quarter and pays any capital gains at least once each year. All dividends and distributions are automatically reinvested in additional shares of the fund unless you choose to have them paid in cash. As a shareholder, you will receive a statement reflecting all payments made to your account.

Tax Consequences and
Year-End Reporting

Federal Income Taxes

To comply with tax law requirements, the fund intends to make annual distributions of its investment income. It is likely that a portion of each distribution (whether received in cash or reinvested in shares of the fund) will be taxable to shareholders of the fund as ordinary income and the remainder of such distribution will be taxable to shareholders as long-term capital gain.

Sales and other dispositions by a shareholder of his or her shares of the fund (including an exchange of shares of one fund for shares of another fund) generally will be treated as capital gain if the amount received by the shareholder in the sale exceeds the shareholder's tax basis in the shares and will be treated as a capital loss if the shareholder's tax basis in the fund shares exceeds the amount received by the shareholder in the sale. If the shareholder exchanges shares of one fund for shares of another fund, the amount received in the sale will equal the value of the shares of the new fund received in the exchange. A shareholder's tax basis in his or her shares generally will equal the cost of the shares plus the amount of any distributions reinvested in shares of the fund. Any capital gain or loss will be long-term capital gain or loss if the shares sold have been owned by the shareholder for more than one year from the date of sale.

State and Local Taxes

Fund distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in the fund.

Year-End Tax Statement

After the end of each calendar year, the fund will send shareholders a statement showing the amount of all dividends and distributions paid during the year. For capital gains distributions, the statement indicates which portion will be taxed at a maximum rate of 20 percent and which portion will be taxed at a maximum rate of 28 percent.

Reports To Shareholders

The fund sends a report of portfolio investments and other information to its shareholders on a semi-annual basis. An annual report, which includes financial statements audited by an independent accounting firm, is sent to shareholders each year. Please call toll-free 1-888-SECURITY for a copy of the fund's most recent shareholder report.

                                   Financial
                                   Highlights

                                                                June 30, 1998(1)
                                                                         through
                                                               December 31, 1998
Per Share Data

Net asset value, beginning of period........................................ --
Income from investment operations:
     Net investment income.................................................. --
     Net realized and unrealized gain on investments........................ --
     Total from investment operations....................................... --

Less distributions:
     Dividends from net investment income................................... --
     Dividends in excess of net investment income........................... --
     Distributions from net realized gains.................................. --
     Total distributions.................................................... --

Net asset value, end of period.............................................. --
Total return/(2)/........................................................... --
Supplemental data and ratios:
     Net assets, end of period.............................................. --
     Ratio of expenses to average net assets/(3)(4)/........................ --
     Ratio of net investment income to average net assets/(3)(4)/........... --
     Portfolio turnover rate/(5)/........................................... --

(1) Date the fund was effective with the SEC.
(2) Not annualized for the period June 30, 1998 through December 31, 1998.
(3) Annualized for the period June 30, 1998 through December 31, 1998.
(4) Without expense reimbursement of $___ for the period June 30, 1998 through December 31, 1998, $___ of which represents the amortization of organizational expenses, the ratio of expenses to average net assets would have been ___% and the ratio of net investment income to average net assets would have been ___%.
(5) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

The financial highlights table is intended to help you understand the fund's financial performance since June 30, 1998, the effective date of the fund's registration statement with the SEC.

Certain information in this table reflects financial results for a single Class I fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund's Class I shares (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report--along with the fund's financial statements--is included in the statement of additional information, which is available upon request.

To learn more about the fund

 . See the fund's current annual and semi-annual reports for an in-depth discussion of the market conditions and investment strategies which significantly affected the fund's performance during its last fiscal year.

 . Review the fund's Statement of Additional Information (which is incorporated by reference into this prospectus) for more details on the fund's portfolio, investment policies, and operating procedures.

Contact us for more information

Contact Security Capital Real Estate Mutual Funds Incorporated if you have questions or wish to obtain a free copy of these documents; simply call toll-free 1-888-SECURITY.

You may also access recent fund reports via the Security Capital web site (www.securitycapital.com).

The fund's Statement of Additional Information and current annual and semi-annual reports are also available, along with other related materials, on the SEC's web site (www.sec.gov). Materials may also be reviewed without charge at the SEC's Public Reference Room in Washington, DC. For details, call the SEC at 1-800-SEC-0330.

Investment Company Act file number: 811-8033

                                Security Capital
                          European Real Estate Shares

                                 Class R Shares

                            A mutual fund investing
                         primarily in equity securities
                    of publicly traded real estate companies
                  organized principally in European countries

                                   Prospectus
                                 April XX, 1999

    As is the case with all mutual fund shares, the Securities and Exchange Commission has not approved or disapproved these securities and has not passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                          [LOGO OF SECURITY CAPITAL]

                                Security Capital
                          European Real Estate Shares

Table of contents
The Fund Blueprint....................................           2
        Overview
        Prior Investment Results
        Shareholder Costs
Building the Fund Portfolio...........................           7
        The Investment Adviser and Management Team
        Types of Investments
        Investment Risks
        How the Fund Manages Risk
How the Fund is Managed...............................           15
        Opportunities in the Real Estate Industry
        Investment Process
On Becoming a Shareholder.............................           18
        How to Purchase Fund Shares
        How to Redeem Fund Shares
        Other Redemption Information
        Performance Reporting
        Tax Consequences and Year-End Reporting
        Reports to Shareholders
Financial Highlights..................................           26
To Learn More About the Fund..........................   Back Cover
Contact Us for More Information.......................   Back Cover


                         A Word To Potential Investors

The information in this prospectus is presented to help you decide whether the fund matches your financial situation and investment goals.

This prospectus is specific to Class R shares of the fund. The minimum initial investment in Class R shares -- which are sold at net asset value without a sales charge -- is $2,500. The fund's Class I shares (which have a higher minimum investment and different expenses) are described in a separate prospectus. For further information, please call toll free: 1-888-SECURITY.

About This Document

This prospectus describes the objectives and policies of the fund, the potential risks of investing, the fund's management, and other information necessary to make an informed investment decision. Please read it carefully before you invest and then retain it for future reference.

                                   The Fund
                                   Blueprint

                                   OVERVIEW

What are the fund's investment objectives?

 . The fund seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly traded real estate companies organized principally in European countries.

 . Long term, the fund's objective is to achieve top-quartile total returns as compared with other mutual funds that invest in publicly traded real estate companies organized principally in European countries.

What kind of investments does the fund make?

 . The fund invests primarily in real estate securities. It does not invest in real estate directly.

 . Typically, at least 65 percent of the fund's assets are invested in equity securities of publicly traded real estate companies located primarily in European countries, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, and the United Kingdom.

 . The fund's investments generally include equity securities--primarily common stocks, rights or warrants to purchase common stocks, convertible securities, and preferred stocks.

What type of investor might consider investing in the fund?

Based on the fund's investment goals and strategies, it might be suitable for investors who:

 . seek to diversify their investment holdings by adding a real estate component to their portfolio
 . wish to add a measure of international diversification to their portfolio
 . have a long-term investment horizon
 . expect real estate to provide above-average investment returns over time

What are the chief risks of investing in the fund?

 . Market risk. The prices of real estate securities will vary with market conditions. As a result, an investor in the fund can lose money if the value of the fund's investments declines.

 . Foreign securities risk. The fund's investments in securities issued by companies and governments of foreign nations may present certain political, economic, currency, regulatory, market and transaction risks which would not normally be encountered when investing in securities of U.S. issuers.

 . Real estate exposure. The fund may be affected by the same factors that influence the value of real estate in general.

 . Interest rate risk. Higher interest rates can affect the profitability and liquidity of properties in the real estate market (and, therefore, can affect the value of the real estate securities associated with those properties).

 . Credit risk. A decline in the credit rating or perceived credit quality of a real estate company's debt can have a negative impact on the value of its stock.

 . Non-diversified portfolio. The fund is non-diversified; therefore, the fund may invest a greater percentage of its assets in the securities of one issuer than a diversified fund. Accordingly, the results of any one investment can have a significant impact on the fund's performance -- either good or bad.

 . Concentration risk. Because the fund invests primarily in real estate securities, the fund's reaction to real estate market variables may be greater than that of a fund that invests in more than one market sector.

Prior Investment Results

The future performance of a mutual fund cannot be predicted by looking at its performance in the past. However, a review of its prior results can help illustrate the variability of fund returns that an investor in the fund would have experienced over various time periods.

The total return achieved by the fund through the fiscal year ended December 31, 1998, is shown below, along with its best and worst quarterly performance during that time period. The charts below reflect the performance of the fund's Class I shares. There were no outstanding Class R shares for the period shown. The maximum expenses chargeable against Class R shares is 1.60%, and the maximum expenses chargeable against Class I shares is 1.45%, for the period ending December 31, 1999.


Security Capital European Real Estate Shares
Comparative Returns vs. Industry Benchmark

Total Return
Period from June 30, 1998/1/ to December 31, 1998

                             [CHART APPEARS HERE]


This table compares the fund's results to changes in the Salomon Smith Barney-European Property Index (SSB-European Property Index)/2/. It provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. The calculation of total return assumes reinvestment of all capital gains and income dividends. Results shown for the index also assume the reinvestment of dividends. Because the index is not a managed investment, no operating expenses are deducted from its total return.

1 The effective date of the fund's registration statement with the Securities and Exchange Commission.

2 The Salomon Smith Barney-European Property Index is a float-weighted index that includes 15 countries in Europe and the listed shares of all real estate companies with an available market capitalization (float) of at least $100 million.

Security Capital European Real Estate Shares Quarterly Performance Fiscal Year ended December 31, 1998

                             [CHART APPEARS HERE]

This chart shows the fund's quarterly total return from its inception date of June 30, 1998 to December 31,1998. The fund's best quarterly performance during this time period was a gain of 2.10% for the quarter ended September 30, 1998. Its worst quarterly performance was a 1.12% gain for the quarter ended December 31, 1998.

Shareholder Costs

The table below shows the amount of fees and expenses you may pay if you buy and hold Class R shares of the fund.

These expenses cover basic operating costs, such as fund management, account administration, and other services. Other customary expenses include transfer agent fees, custodial fees paid to the bank that holds the fund's securities, audit fees, and legal expenses.

Shareholder Transaction Expenses (paid directly from your investment)

 . Maximum sales charge (load) imposed on purchases (as a percentage of offering price)................................................................. none

 . Maximum deferred sales charge (load)................................... none

 . Maximum sales charge (load) imposed on reinvested dividends and other distributions.......................................................... none

 . Redemption fee (as a percentage of amount redeemed, if applicable)..... none

 . Exchange fee........................................................... none

 . Maximum account fee.................................................... none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

 . Management fees........................................................ 0.85%
 . Distribution and/or service (12b-1) fees............................... 0.25%
 . Other expenses.........................................................  -- %
 . Total annual fund operating expenses...................................  -- %
 . Less reimbursed expenses*..............................................  -- %
 . Net fund operating expenses............................................ 1.60%

    * Under the terms of an agreement dated June 30, 1998, Security Capital Global Capital Management Group Incorporated (GCMG) agreed to waive fees and/or reimburse expenses to maintain the net operating expenses of the fund's Class R shares at no more than 1.60% of the fund's Class R average daily net assets until December 31, 1998. By letter dated December 7, 1998, GCMG agreed to continue its undertaking to waive fees and/or reimburse expenses under the agreement until December 31, 1999.

What are the costs to the typical investor?

To help you compare the costs of investing in this fund with those of other funds, the following examples illustrate the typical expenses a shareholder would pay on a $10,000 investment over various time periods.

The following calculations assume that the fund's operating expenses remained the same and that a 5 percent return was earned on your investment each year.

If you were to redeem your shares at the end of the period indicated, your costs would be:


            1 YEAR     3 YEARS    5 YEARS     10 YEARS
        -----------------------------------------------------
              $16        $51        $87         $191

If you did not redeem your shares at the end of the period indicated, your costs would be:


            1 YEAR     3 YEARS    5 YEARS     10 YEARS
        -----------------------------------------------------
              $16        $51        $87         $191

An investor's actual costs may be higher or lower than those shown in the example.

                                 Building the
                                Fund portfolio

Security Capital European Real Estate Shares is a series of Security Capital Real Estate Mutual Funds Incorporated (SC-REMFs). The following sections provide basic information about the fund's management team and investment operations.

The Investment Adviser and Management Team

Security Capital Global Capital Management Group Incorporated (GCMG) is an indirect, wholly owned subsidiary of Security Capital Group Incorporated (Security Capital), a publicly traded company which, together with its affiliated real estate operating companies, has a market capitalization of $23.99 billion (as of December 31, 1998).

GCMG, under the supervision of the directors of SC-REMFs, provides investment advice and conducts the investment management activities of the fund. GCMG is uniquely positioned to capitalize on the real estate research and investment expertise of Security Capital. The tools and resources which have been developed and deployed since then reflect the organization's deep roots and global reach in the real estate industry.

GCMG provides investment advice to the fund and to other Security Capital open-end real estate mutual funds and separate accounts. In total, GCMG managed approximately $5 billion in assets (as of December 31, 1998).

For services provided as investment adviser to the fund, GCMG is paid an annual management fee equal to 0.85% of the average daily net asset value of the fund's Class R shares.

GCMG has entered into an investment sub-advisory agreement with Security Capital Global Capital Management Group (Europe) S.A., known as GCMG-Europe. As sub-adviser to the fund, GCMG-Europe provides various portfolio management and investment advisory services to the fund. A team of GCMG and GCMG-Europe professionals, working together as the fund's Portfolio Management Committee, is primarily responsible for overseeing the day-to-day operations of the fund.

GCMG-Europe receives an annual management fee, paid on a monthly basis, in an amount equal to 0.08% of the fund's average daily asset value. This fee is paid by, and is the sole obligation of, GCMG (not the fund).


Security Capital and its affiliates

 . A leader in the trend toward public company ownership in the real estate industry

 . Experience and market data from 17 affiliated companies

 . Operations in 11 property types

 . Market presence in 19 countries

Security Capital Global Capital Management Group (GCMG)

 . Investment adviser to Security Capital's open-end real estate mutual funds and separate accounts

 . Assets under management of approximately $5 billion as of December 31, 1998

GCMG, which is registered as an investment adviser with the Securities and Exchange Commission (SEC), commenced operations in January 1995. Its offices are located at 11 South LaSalle Street, Chicago, Illinois 60603. GCMG-Europe, formed on May 14, 1998 under Belgian law, is an indirect wholly-owned subsidiary of Security Capital and is registered as an investment adviser with the SEC. Its offices are located at Boulevard de la Woluwe 34, Brussels, Belgium.

Distribution and Servicing Plan

The fund has adopted a distribution and servicing plan under Rule 12b-1 of the Investment Company Act of 1940 to help cover the cost of distributing Class R shares and providing services to Class R shareholders.

The plan provides for the payment of a monthly fee (a "12b-1 fee") equal to 0.25 percent of the value of the average daily net assets invested in the fund's Class R shares. This payment is made to the fund's distributor, Security Capital Markets Group Incorporated, an affiliate of GCMG.

Because the 12b-1 fee is paid out of fund assets on an ongoing basis, it will increase the cost of an investment in the fund over time. It is possible that such an arrangement would ultimately result in higher costs than the payment of other types of sales charges.

The fund's distributor may enter into agreements with various third-party organizations to provide certain distribution or servicing functions. These organizations might include institutional shareholders of record, broker-dealers, financial institutions, depository institutions, and other financial intermediaries, as well as various brokerage firms or other industry- recognized service providers of fund supermarkets or similar programs. These agreements may be governed by the plan.

Types of Investments

In seeking to achieve the fund's investment objectives, the fund's Portfolio Management Committee uses the following types of investments and investment policies, which may be changed by the fund's board of directors without shareholder approval.

Real Estate Securities

The fund will invest, under normal market conditions, at least 65 percent of its assets in equity securities of publicly traded real estate companies operating principally in European countries, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. The fund may also invest in the equity securities of real estate companies located in Eastern Europe and other European emerging market countries. These securities may include:

 . common stocks

 . rights or warrants to purchase common stocks

 . convertible securities

 . preferred stocks

The fund may, from time to time, invest in debt securities of issuers in the real estate industry. Such securities will be rated as investment grade quality (rated no lower than A by at least one major rating agency) or, if not rated, believed by the fund's investment adviser to be of comparable quality.

Depositary Receipts

The fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Defensive Investments

If the fund's investment adviser or sub-adviser (GCMG or GCMG-Europe) determines that market conditions justify a more defensive portfolio, the fund may make temporary investments in high-grade, short-term corporate obligations, bank obligations, or money market securities denominated in U.S. dollars or any foreign currency. Such investments need not be issued by a real estate company. Defensive investments may include short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, their agencies, or their instrumentalities.

Under normal circumstances, it is not likely that the fund will invest a substantial portion of its assets in such securities. If such investments are made, the fund will invest only in securities rated "investment grade" or considered by GCMG to be of comparable quality.

If the fund makes defensive investments, such investments might not be consistent with the fund's investment objectives. Therefore, during the period of time when such investments are held, these objectives might not be met.

Investment Risks

All investments involve some degree of risk. While all mutual funds, including this one, employ techniques and practices to limit risk, there is always a possibility that investors may earn a smaller return than expected or lose some or all of their investment.

For this reason, an investment in the fund should be considered a long-term investment. Before investing, investors should read this prospectus carefully and come to understand the risks described below.

Please note that the most significant risks of investing in the fund are those associated with investing in the real estate market. These risks could have a direct impact on the fund's net asset value, yield, and total return.

Real Estate Exposure

The fund will not invest in real estate directly, but its investments will be highly concentrated in real estate securities (see "Types of Investments"). The value of real estate securities, of course, will be affected by many of the factors that affect the value of real estate. As a result, the fund is subject to investment risks that are similar to those associated with direct ownership of real estate. For example, general or local economic conditions could contribute to:

 . a decline in the value of commercial or residential properties

 . extended vacancies of properties

 . increases in property taxes and operating expenses

 . changes in interest rates

Real estate markets in general could also be affected by a range of variables that could contribute to a fluctuation in the value of real estate securities, including:

 . variations in supply and demand

 . increased competition or overbuilding

 . changes in existing laws

 . environmental issues

Other important risk factors which could affect the value of a real estate security might apply to individual properties or the issuers of particular securities:

 . casualty or condemnation losses

 . legal liabilities for injury or damages

 . operating losses

Investing in Foreign Securities

Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities.

Securities of some foreign companies and governments may be traded in the United States, but many foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

 . Currency Risk. As long as the fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the fund sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

 . Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the fund's assets from that country. The fund may invest in European emerging market countries, including Hungary, Poland, the Czech Republic, the Slovak Republic and Romania. Investments by the fund in issuers located in these countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners and different legal systems.

 . Regulatory Risk. There may be less government supervision of foreign markets.
  Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. Accordingly, there may be less publicly available information about foreign issuers than domestic issuers.

 . Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may be protection against failure by other parties to complete transactions. Also, there may be limited legal recourse against an issuer in the event of a default on a debt instrument.

 . Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Euro Conversion Risk

The countries that currently comprise the European Economic and Monetary Union ("EMU") agreed to reduce trade barriers between themselves and eliminate fluctuations in their currencies through the introduction of a single

European currency on January 1, 1999. This single European currency (the euro) is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. All European securities are generally now priced in the euro. Thereafter, these securities will trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including companies in which the fund invests, the fund could be adversely affected:

 . If the euro, or EMU as a whole, does not take effect as planned.
 . If the computing, accounting and trading systems used by the fund's service providers or other entities with which the fund or its service providers do business are not capable of recognizing the euro as a distinct currency beginning with the euro conversion.

Investing in Real Estate Companies

The fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks are described under "Real Estate Exposure."

In general, the performance of real estate securities is dependent on the management skills of their managers and of the operators of the real estate properties in which they invest. Also, real estate securities may be affected by changes in the value of the underlying property owned by such entities.

Under certain conditions, certain real estate securities could possibly fail to qualify for tax-free pass-through of their income, resulting in a tax liability for shareholders (such as the fund). Real estate securities also generate certain expenses which would be paid indirectly by fund shareholders.

Market Risk

The prices of the common stocks of real estate companies and other securities in which the fund invests will fluctuate from day to day and may -- in either the near term or over the long run -- decline in value. The value of the fund may be affected by a decline in financial markets in general.

Interest Rate Risk

As interest rates fluctuate, mortgage rates and other lending rates will increase or decrease, which could affect the value of the fund's portfolio. Higher mortgage rates, for example, could make properties less profitable or more difficult to sell (as credit becomes more costly). Such conditions could depress the prices of the securities in which the fund invests over either short-or long-term periods.

Credit Risk

The performance of the fund may be affected by the credit ratings or perceived credit quality of the real estate companies in which it invests. For example, if a real estate company's credit rating is downgraded, or if market conditions suggest that its ability to service its debt may be impaired in the future, the price of its stock may decline, thereby affecting the value of the fund portfolio.

Performance Risk

There can be no assurance that the fund will meet its investment objectives. As with any mutual fund, the performance of the fund will vary and may not match that of similar funds or relevant benchmark indexes. The value of fund shares will vary and, when sold, may be worth more or less than their original cost.

Concentration Risk

The fund is non-diversified. This means that the proportion of its assets that can be invested in the securities of a single issuer is not limited by law. In addition, the fund generally will invest in a smaller number of individual issuers than a diversified investment company. As a result, the economic, political, or regulatory conditions that affect these issuers may have a greater impact on this fund than on a similar fund that is more diversified.

Similarly, because the fund concentrates its investments in the real estate industry, it is susceptible to the same risks that direct ownership of real estate would entail. Therefore, its performance will be more dependent on conditions in the real estate industry than a fund which invests in a more diverse range of industries or market sectors.

Year 2000 Risk

Most computer equipment in use today runs on software that follows basic programming principles developed years or decades ago. While these programs were designed to recognize dates, most were programmed to designate a specific year using only the last two digits of that year (e.g., the year 1999 is coded as 99, while the year 2000 will be coded as 00). As a result, certain computer systems may be unable to distinguish the year 2000 from the year 1900, which could impair their ability to function properly after 1999. This is commonly known as the "Year 2000 Risk."

As in most businesses today, computer systems play a key role in conducting the day-to-day operations of the fund. If these computer systems cannot reliably process and calculate date-related information and data after January 1, 2000, the operations of the fund, including pricing, securities trading and shareholder servicing, could be disrupted.

Therefore, SC-REMFs and GCMG are taking steps which they believe are reasonably designed to address the Year 2000 issue. GCMG's and SC-REMFs' internal systems are Year 2000 compliant. Because SC-REMFs' mission-critical systems are undertaken by external suppliers, vendors and service providers, these firms have been asked to provide satisfactory assurances that they have taken all necessary precautions to assure that the systems with which SC-REMFs interacts will remain operational at all times.

Though SC-REMFs and GCMG are taking every reasonable step to secure SC-REMFs' internal systems and external relationships, as a contingency, SC-REMFs and GCMG will adopt Security Capital's Year 2000 action plan to address any problems specific to the operations of the fund that may occur on or after January 1, 2000. SC-REMFs and GCMG intend to monitor and improve the portions of this plan relating to SC-REMFs throughout 1999 and 2000, and, at the same time, prepare to implement alternative solutions, if necessary.

Despite SC-REMFs' and GCMG's efforts and the Year 2000 action plan, non-compliant Year 2000 systems could have an adverse effect on the fund's business operations or financial condition. Also, please note that non-compliant Year 2000 systems could negatively impact the issuers of securities in which the fund invests and, consequently, the fund's performance.

How The Fund Manages Risk

As the fund seeks to reduce investment risk, it will -- under normal market conditions -- adhere to the following guidelines; which may be changed by the fund's board of directors without shareholder approval:

With respect to the fund's total assets:

 . not more than 25 percent of the fund's market value will be invested in the securities of a single issuer

With respect to 50 percent of the market value of its total assets:

 . not more than 5 percent will be invested in the securities of a single issuer

 . the fund will not own more than 10 percent of the outstanding voting securities of a single issuer

Under certain circumstances, the fund may also invest up to 100 percent of its assets in defensive investments (see "Types of Investments").

                                 How The Fund
                                  Is Managed

The fund follows a disciplined, research-driven investment approach. The key elements of this approach are outlined below.

Opportunity in the
Real Estate Industry

GCMG and GCMG-Europe believe that the real estate industry throughout Europe will experience the same fundamental transformation as experienced in the U.S., creating significant investment opportunities. Indeed, the European public securities market has more than tripled since 1992, and now has a market capitalization of $160.5 billion/1/.

The "securitization" of real estate in Europe offers significant benefits to shareholders, including:

 . an efficient, practicable method of adding an international real estate component to an investment portfolio

 .  enhanced liquidity

 .  real-time pricing

 .  the potential for high dividend yields

 .  the potential for growth and sustainable rates of return

Public Real Estate Investment Opportunities Exist Worldwide
Global Real Estate Equity Market Capitalization

[PIECHART APPEARS HERE]

Chart Showing Real Estate Equity Market Capitalization in
Europe      (36.7%)
U.S.        (31.5%)
Asia        (28.7%)
Others       (3.1%)

Sources: Security Capital Global Capital Management Group Incorporated, Salomon Smith Barney, Inc., SNL Securities L.P., National Association of Real Estate Investment Trusts (NAREIT). Data as of December 31, 1998.

Investment Process

The organization and decision-making processes of GCMG and GCMG-Europe are rooted in the belief that superior investment results are achieved through a dedication to proprietary research. GCMG has developed a sophisticated and fully integrated set of analytical tools that focus on the following three research disciplines:

 .  Companies: Investment Analysis

 .  Submarkets: Real Estate and Economic Research

 .  Pricing: Market Strategy

A separate team is dedicated to each research discipline to ensure balanced representation in the investment process. The investment process integrates this three-tiered research approach and is executed under the broad direction of the Portfolio Management Committee, a team of GCMG and GCMG-Europe professionals which is primarily responsible for overseeing the

1   Source: Salomon Smith Barney, Inc., Security Capital Global Capital
Management Group Incorporated.

day-to-day operations of the fund. These different perspectives on value are critical to identifying pricing inefficiencies and moving with conviction to capitalize on investment opportunities.

Companies
Investment Analysis

Building upon the information provided by Real Estate and Economic Research, the Investment Analysis team analyzes the companies within the fund's defined universe of investments. To form a complete assessment of a company, the team performs a thorough financial analysis, including an examination of key factors:

 . asset quality

 . cash flow quality

 . growth potential and revisions

 . management and organization

 . financial flexibility

The team develops detailed five-year cash flow forecasts in the course of evaluating companies, as it is GCMG's and GCMG-Europe's belief that the strength and quality of a company's cash flow is a key determinant of above-average return opportunities.

An understanding of a company's assets, management teams, and strategies is achieved by analyzing the effectiveness of company management through one-on-one meetings, careful scrutiny of any regulatory filings, and extensive field work.

Submarkets
Real Estate and Economic Research

The analysis of real estate markets and submarkets is one of GCMG's and GCMG-Europe's most important competitive advantages. The Real Estate and Economic Research group draws upon Security Capital's economic and demographic data and proprietary, purpose-built models to assess supply and demand for all property types in various markets and submarkets. The proprietary submarket and property analysis generated by this team is used to build detailed cash flow and net asset value models.

Pricing
Market Strategy

The Market Strategy team integrates the research perspectives of the Real Estate and Economic Research group and the Investment Analysis team in order to assign risk-adjusted valuation to the securities within the context of real estate securities market and financial market return expectations. The target pricing perspectives generated by the Market Strategy team are used by the Portfolio Management Committee to make stock selections for the fund.

An advanced, proprietary valuation model is used to select real estate companies with significant potential for growth, integrating four pricing methods to assess the relative valuation of real estate securities as market prices change over time.

GCMG's primary valuation tool, the Integrated Valuation Matrix, integrates and quantifies this research information to determine an investment's relative value.

Through research and analysis, the fund seeks to isolate markets which appear to be reaching a "marginal turning point," with significant potential for growth.

Portfolio Construction
Portfolio Management Committee

The Portfolio Management Committee is the core of GCMG's and GCMG-Europe's decision-making process. Through quarterly strategy sessions and biweekly tactical review meetings, the Portfolio Management Committee analyzes price forecasts to create a target portfolio for the fund. This target portfolio is the final product integrating the critical real estate and capital market expertise which helps to identify the most attractive investment opportunities. Under the direction of the Portfolio Management Committee, a dedicated trader executes transactions to manage portfolio weightings in line with the fund's investment policies.

                           On Becoming A Shareholder

The following describes how to open an account, what to expect as a shareholder in the fund, and other important information that can help make owning fund shares a more satisfying experience.

How To Purchase Fund Shares

Investors may open an account to purchase fund shares through the fund's transfer agent or through various authorized brokers and their intermediaries. The fund has authorized one or more unaffiliated brokers to accept purchase and redemption orders on its behalf. These brokers, in turn, may designate intermediaries to accept such orders on the fund's behalf. In such cases, the fund will be deemed to have received an order when an authorized broker (or its authorized intermediary) accepts the order.

All purchases of Class R shares of the fund are made at the net asset value determined after the receipt of your payment by the fund's transfer agent or an authorized broker (or its authorized designee). All shares purchased, together with any dividends and capital gains that are paid in additional shares, will be credited to this account.

In some instances, when Class R shares of the fund are offered through an authorized broker or intermediary agent, an investor may be charged a fee to effect a transaction through such broker or agent.

For individual retirement accounts and employee benefit plans qualified under sections 401, 403(b)(7) or 457 of the code, as well as UGMA or UTMA accounts, the minimum initial investment is $1,000. For investors using the Automatic Investment Plan (described below), the minimum investment is $250.

Initial Investment

The minimum initial investment in Class R shares of the fund is $2,500. The initial purchase of shares may be made only by mail or by wire; telephone transactions may be used only for subsequent purchases of Class R fund shares. To open an account, follow the procedures outlined below:

By Mail

1. Complete and sign the account application enclosed with this prospectus.

2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").

3. Send your application and payment to one of the following addresses:

        .       Via U.S. Mail
                Boston Financial Data Services
                Attn: Security Capital Real Estate Mutual Funds Incorporated P.O. Box 8121
                Boston, Massachusetts 02205-9719

        .       Via Overnight Delivery Service
                Boston Financial Data Services
                Attn: Security Capital Real Estate Mutual Funds Incorporated 66 Brooks Drive
                Braintree, Massachusetts 02184

By Wire

1. Call toll-free 1-800-409-4189 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of your investment. A completed application must be on file before funds are wired.

2. Use the following instructions to wire your investment to the fund's transfer agent:

        .       Wire to:
                State Street Bank and Trust Company
                225 Franklin Street
                Boston, Massachusetts 02101
                ABA Number 011000028

        .       Credit:
                DDA Number 9905-378-7

        .       Further Credit:
                Security Capital Real Estate Mutual Funds Incorporated Shareholder Registration
                Shareholder Fund and Account Number

All Investments

 . Customer orders will be priced at the fund's net asset value (see
  "Determination of Net Asset Value") computed after they are accepted by the fund's transfer agent, an authorized broker, or its authorized intermediary.
 . Payment must be in U.S. funds. Neither cash nor third-party checks will be accepted. If a shareholder's check does not clear, a service fee of $20 will be charged and shareholder will be responsible for any losses suffered by the fund as a result.
 . All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase will be sent to you promptly after each transaction.

 . Certificates for full shares can be obtained by writing to the transfer agent;
  all fractional shares will be held in book entry form. Please note that it is more difficult to redeem shares held in certificate form.

Additional Investments

If you wish to purchase additional Class R shares, the minimum for subsequent investments is $250. These share purchases may be made by mail, by wire, or by telephone as described below.

By Mail

1. When making an additional investment by mail, the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed.

2. Enclose a check or money order drawn on a U.S. bank, savings and loan, or credit union (made payable to "Security Capital Real Estate Mutual Funds").

3. Send your form and payment to one of the addresses listed under By Mail in the "Initial Investment" section above.

By Wire

1. To make an additional purchase by wire, a shareholder may call toll-free 1-800-409-4189 for complete wiring instructions.

By Telephone

1. Call toll-free 1-800-409-4189 to request a purchase of additional shares by moving money from your bank account to your fund account. Your bank account must be held at a domestic financial institution that is an Automated Clearing House (ACH) member.

2. To purchase shares at the net asset value determined at the close of any given trading day, the transfer agent must receive both a purchase order by telephone and payment by electronic funds transfer through the ACH system before the close of regular trading on that day. Most transfers are completed within three business days.

Automatic Investment Plan

The Automatic Investment Plan allows regular, systematic investments in the fund's Class R shares from a bank checking or NOW account. The fund will reduce the minimum initial investment to $250 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, an investor should complete the appropriate section in the account application and an existing shareholder should call 1-888-SECURITY (toll free) for an automatic investment plan form.

The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), the fund reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, the fund will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan until the minimum initial investment amount is met because the fund has the right to close such account for failure to reach the minimum initial investment. Such closings may occur in periods of declining share prices.

Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in the amounts of $250 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20 will be deducted from a shareholder's account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying the fund in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevents withdrawal of funds from the designated bank checking or NOW account.

The Automatic Investment Plan is a method of using dollar cost averaging, which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

Exchange of Fund Shares

Your Class R shares may be exchanged for the Class R shares of any other mutual fund offered by Security Capital Real Estate Mutual Funds Incorporated. Exchanges of Class R shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required.

You may not exchange your investment in any Class R shares more than four times in any 12-month period (including the initial exchange of your investment during that period). As with any mutual fund investment, obtain and carefully read the prospectus of any fund before you obtain shares via an exchange.

How To Redeem Fund Shares

You may request redemption of some or all of your Class R shares at any time, either by telephone or by mail, through the fund's transfer agent. You may also request to redeem shares through an authorized broker or agent, though you may be charged a fee to do so.

By Telephone

Call the transfer agent toll-free at
1-800-409-4189 to request a redemption of your Class R shares. (Please note that you must have previously elected the telephone redemption option in writing.)

By Mail and By Wire

1. For most redemption requests, you need only furnish a written, unconditional request stating the number of your Class R shares (or the exact dollar amount) that you wish to redeem. Your request must be signed exactly as the shares are registered, and all joint owners must sign.

2. Send your written request to Security Capital Real Estate Mutual Funds Incorporated at one of the addresses listed under By Mail in the "Initial Investment" section above.

3. If you wish, you may have your redemption proceeds wired to a commercial bank that you have authorized on your account application (a service fee of $12 will be charged for wire redemptions). Otherwise, a check for the proceeds will be mailed to you at the address of record for your account.

Once your request has been accepted, the fund normally will mail redemption proceeds to you on the next business day, and no later than seven business days after it receives and accepts your request. When a purchase has been made by check, the fund may hold payment of redemption proceeds until reasonably satisfied that the check has cleared. This may take up to 12 days.

To request redemption of any Class R shares held in certificate form, the certificate must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to the transfer agent together with your written redemption request.

Redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the fund's transfer agent. No telephone redemptions will be allowed within 15 days of such a change.

The fund reserves the right to limit the number of telephone redemptions made by a shareholder.

For Your Protection

To help ensure the integrity of your account, the fund employs the following reasonable measures to protect against unauthorized redemption of fund shares. These include:

 . The fund may require some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.

 . Once a telephone redemption request has been made, it may not be modified or canceled.

 . Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact before a redemption request made by mail or by wire is granted.

 . Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee (see "Signature Guarantees" below).

 . The fund reserves the right to refuse any transaction in whole or in part.

Assuming procedures such as the above have been followed, the fund will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption.

Signature Guarantees

Signature guarantees are required for any of the following transactions:

 . redemption requests mailed to or wired to a person other than the registered owner(s) of the shares

 . redemption requests to be mailed to or wired to an address other than the account's address of record

 . any redemption request received within 15 days of a change of address

 . any redemption request involving $100,000 or more

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC, such as banks, savings associations, credit unions, brokerage firms, and others.

Other Redemption Information

The fund may suspend the right of redemption during any period when:

 . trading on the New York Stock Exchange (NYSE) is restricted or the NYSE is closed (other than customary weekend and holiday closings)

 . an emergency (as defined by rules adopted by the SEC) makes disposal of portfolio securities or determination of the value of net assets of the fund not reasonably practicable

A shareholder's account may be closed if, upon the redemption of shares, value of remaining shares is less than $2,500 ($1,000 in the case of individual retirement accounts and employee benefit plans qualified under sections 401, 403(b)(7) or 457 of the tax code). The shareholder will be given notice of at least 30 days and the opportunity to make additional investments which will increase the account's value so that it satisfies the minimum amount required.

The fund may, under certain circumstances, redeem shares in kind.

Performance Reporting

Determination of Net Asset Value

Class R shares of the fund are sold, without a sales charge, at net asset value. The net asset value per share of Class R shares is calculated on each day the NYSE is open for trading. Net asset value will not be calculated on any national holiday or any other day the NYSE is not open for trading.

Net asset value is determined by adding the market value of all securities in the fund's portfolio and any other Class R assets, subtracting liabilities, and dividing by the total number of Class R shares then outstanding. This is the price at which purchase or redemption of the fund's Class R shares is effected.

Each trading day, portfolio securities are valued at their last sale price as of the close of trading on the exchange representing the principal market for such securities, or at the mean of the closing bid and asked price for that day. Any securities for which market quotations are not readily available are valued in good faith in a manner that best reflects their fair value.

Dividends and Distributions

The fund pays dividends from its investment income once each quarter and pays any capital gains at least once each year. All dividends and distributions are automatically reinvested in additional shares of the fund unless you choose to have them paid in cash. As a shareholder, you will receive a statement reflecting all payments made to your account.

Tax Consequences and
Year-End Reporting

Federal Income Taxes

To comply with tax law requirements, the fund intends to make annual distributions of its investment income. It is likely that a portion of each distribution (whether received in cash or reinvested in shares of the fund) will be taxable to shareholders of the fund as ordinary income and the remainder of such distribution will be taxable to shareholders as long-term capital gain.

Sales and other dispositions by a shareholder of his or her shares of the fund (including an exchange of shares of one fund for shares of another fund) generally will be treated as capital gain if the amount received by the shareholder in the sale exceeds the shareholder's tax basis in the shares and will be treated as a capital loss if the shareholder's tax basis in the fund shares exceeds the amount received by the shareholder in the sale. If the shareholder exchanges shares of one fund for shares of another fund, the amount received in the sale will equal the value of the shares of the new fund received in the exchange. A shareholder's tax basis in his or her shares generally will equal the cost of the shares plus the amount of any distributions reinvested in shares of the fund. Any capital gain or loss will be long-term capital gain or loss if the shares sold have been owned by the shareholder for more than one year from the date of sale.

State and Local Taxes

Fund distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in the fund.

Year-End Tax Statement

After the end of each calendar year, the fund will send shareholders a statement showing the amount of all dividends and distributions paid during the year. For capital gains distributions, the statement indicates which portion will be taxed at a maximum rate of 20 percent and which portion will be taxed at a maximum rate of 28 percent.

Reports To Shareholders

The fund sends a report of portfolio investments and other information to its shareholders on a semi-annual basis. An annual report, which includes financial statements audited by an independent accounting firm, is sent to shareholders each year. Please call toll-free 1-888-SECURITY for a copy of the fund's most recent shareholder report.

                                   Financial
                                  Highlights

The financial highlights table is intended to help you understand the fund's financial performance since June 30, 1998, the effective date of the fund's registration statement with the SEC.

Certain information in this table reflects financial results for a single Class R fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund's Class R shares (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report -- along with the fund's financial statements -- is included in the statement of additional information, which is available upon request.

                                                               June 30, 1998 (1)
                                                                         through
                                                               December 31, 1998

Per Share Data/(2)/

Net asset value, beginning of period........................................ --
Income from investment operations:
     Net investment income.................................................. --
     Net realized and unrealized gain on investments........................ --
     Total from investment operations....................................... --

Less distributions:
     Dividends from net investment income................................... --
     Dividends in excess of net investment income........................... --
     Distributions from net realized gains.................................. --
     Total distributions.................................................... --

Net asset value, end of period.............................................. --

Total return/(3)/........................................................... --
Supplemental data and ratios:
     Net assets, end of period.............................................. --
     Ratio of expenses to average net assets/(4)(5)/........................ --
     Ratio of net investment income to average net assets/(4)(5)/........... --
     Portfolio turnover rate/(6)/........................................... --

(1) Date the fund was effective with the SEC.
(2) The table reflects the performance of the fund's Class I shares. There were no outstanding Class R shares for the period shown. The maximum expenses chargeable against Class R shares is 1.60%, and the maximum expenses chargeable against Class I shares is 1.45%, for the period ending December 31, 1999.
(3) Not annualized for the period June 30, 1998 through December 31, 1998.
(4) Annualized for the period June 30, 1998 through December 31, 1998.
(5) Without expense reimbursement of $___ for the period June 30, 1998 through December 31, 1998, $___ of which represents the amortization of organizational expenses, the ratio of expenses to average net assets would have been ___% and the ratio of net investment income to average net assets would have been ___%.
(6) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

To learn more about the fund

 . See the fund's current annual and semi-annual reports for an in-depth discussion of the market conditions and investment strategies which significantly affected the fund's performance during its last fiscal year.

 . Review the fund's Statement of Additional Information (which is incorporated by reference into this prospectus) for more details on the fund's portfolio, investment policies, and operating procedures.

contact us for more information

Contact Security Capital Real Estate Mutual Funds Incorporated if you have questions or wish to obtain a free copy of these documents; simply call toll-free 1-888-SECURITY.

You may also access recent fund reports via the Security Capital web site (www.securitycapital.com).

The fund's Statement of Additional Information and current annual and semi-annual reports are also available, along with other related materials, on the SEC's web site (www.sec.gov). Materials may also be reviewed without charge at the SEC's Public Reference Room in Washington, DC. For details, call the SEC at 1-800-SEC-0330.

Investment Company Act file number: 811-8033

                                                                  DRAFT: 2/16/99

                                      LOGO

                            11 South LaSalle Street
                            Chicago, Illinois 60603

                      STATEMENT OF ADDITIONAL INFORMATION

             SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                    Security Capital U.S. Real Estate Shares
                  Security Capital European Real Estate Shares

                                                                 _________, 1999

     Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs") is an open-end management investment company organized under Maryland law with two investment portfolios ("Funds"): Security Capital U.S. Real Estate Shares ("SC-US") and Security Capital European Real Estate Shares ("SC-EUROPEAN"). Security Capital Global Capital Management Group Incorporated ("GCMG ") serves as both investment adviser and administrator to the Funds. Security Capital Global Capital Management Group (Europe) S.A. ("GCMG-Europe") serves as investment sub-adviser to SC-EUROPEAN.

     This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus of SC-US and/or SC-EUROPEAN dated _______, 1999 (each, a "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in a Prospectus and should be read in conjunction with the applicable Prospectus, additional copies of which may be obtained without charge by writing or calling toll free 1-888-SECURITY.

                               Table of Contents

                                                           Page
                                                           ----
     Investment Objectives and Policies...............       2
     Investment Restrictions..........................      22
     Management of SC-REMFs...........................      24
     Distribution and Servicing Plans.................      33
     Other Distribution and/or Servicing Arrangements.      34
     Determination of Net Asset Value.................      35
     Redemption of Shares.............................      35
     Portfolio Transactions and Brokerage.............      36
     Taxation.........................................      36
     Organization and Description of Capital Stock....      44
     Performance Information..........................      45
     Counsel and Independent Accountants..............      47

     Financial Statements.............................     47

                      INVESTMENT OBJECTIVES AND POLICIES


     The following discussion of the investment objectives and policies of the Funds supplements, and should be read in conjunction with, the information regarding each Fund's investment objectives and policies set forth in the Fund's Prospectus. This discussion includes supplemental information regarding investments and investment strategies that the Funds may use and the risks they entail. Certain of these may not be available to both Funds. Except as otherwise provided below under "Investment Restrictions," the Funds' investment policies are not fundamental and may be changed by SC-REMFs' Board of Directors without the approval of the shareholders; however, a Fund will not change its investment policies without written notice to shareholders.

Illiquid Securities

     A Fund will not invest in illiquid securities if immediately after such investment more than 10% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven business days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Securities and Exchange Commission (the "SEC") has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers.

     GCMG will monitor the liquidity of restricted securities in the Funds' portfolios under the supervision of the Board of Directors. In reaching liquidity decisions, GCMG will consider, among other factors, the following: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Convertible Securities

     Each Fund may invest in convertible securities, that is, bonds, notes debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

     The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

     Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero Coupon Bonds

     Each Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     The discount on zero coupon securities ("original issue discount") must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.

     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

   Foreign Securities

     SC-EUROPEAN invests primarily in the securities of foreign issuers.

     Political, Social and Economic Risks

     Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment; convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, SC-EUROPEAN could lose its entire investment in any such country.

     Religious, Political, or Ethnic Instability

     Certain countries in which SC-EUROPEAN may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of SC-EUROPEAN's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which SC-EUROPEAN invests and adversely affect the value of the Fund's assets.

     Foreign Investment Restrictions

     Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as SC-EUROPEAN. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of SC-EUROPEAN. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. SC-EUROPEAN could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

     Non-Uniform Corporate Disclosure Standards and Governmental Regulation

     Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by SC-EUROPEAN will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by SC-EUROPEAN than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, GCMG will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

     Currency Fluctuations

     SC-EUROPEAN under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies. The strength or weakness of the U.S. dollar against such foreign currencies will account for part of SC-EUROPEAN's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of SC-EUROPEAN's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders in the Fund. Moreover, if the value of the foreign currencies in which SC-EUROPEAN receives its income falls relative to the U.S. dollar between receipt of the income and the making of the Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

     The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, the pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.


     Although SC-EUROPEAN values its assets daily in terms of U.S. dollars, SC-EUROPEAN does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. SC-EUROPEAN will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to SC-EUROPEAN at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

     Adverse Market Characteristics

     Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of SC-EUROPEAN are uninvested and no return is earned thereon. The inability of SC-EUROPEAN to make intended security purchases due to settlement problems could cause SC-EUROPEAN to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems either could result in losses to SC-EUROPEAN due to subsequent declines in value of that security or, if SC-EUROPEAN has entered into a contract to sell the security, could result in possible liability to the purchaser. GCMG-Europe will consider such difficulties when determining the allocation of SC-EUROPEAN's assets, although GCMG-

Europe does not believe that such difficulties will have a material adverse effect on SC-EUROPEAN's trading activities.

     SC-EUROPEAN may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning SC-EUROPEAN's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

     Withholding Taxes

     SC-EUROPEAN's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing SC-EUROPEAN's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

     Concentration

     Because SC-EUROPEAN invests a significant portion of its assets in securities of issuers located in a particular region of the world, SC-EUROPEAN may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

     There are special risks attendant to investment in the Western European countries. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Luxembourg, the Netherlands, Portugal, Spain and the United Kingdom) have eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. GCMG and GCMG-Europe believe that these Common Market reforms are likely to improve the prospects for economic growth in many Western European countries. In addition, these reforms could benefit real estate operating companies domiciled in Western European countries by expanding their markets. Nevertheless, it is not clear what the form or effect of such reforms will be on real estate companies in Western Europe. Therefore it is impossible to predict their long-term impact on SC-EUROPEAN's investments.

     A great deal of interest currently surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the reunification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

     Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980's, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

     EURO Conversion

     Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic Monetary Union (the "European Union"). Effective January 1, 1999, the member countries of the European Union introduced the "euro" as a common currency. During a three year transitional period, the euro will coexist with each member country's currency. Beginning July 1, 2002, the euro is expected to become the sole currency of the member countries.

     Conversion to the euro may impact the trading in securities of issuers located in, or denominated in the currencies of, the member countries. It is possible that foreign exchanges, settlement processes, the custody of assets and accounting also may be affected. The transition of member states' currency into the euro will eliminate the currency risk among the member countries and will likely affect GCMG's and GCMG-Europe's investment considerations with respect to SC-EUROPEAN. To the extent SC-EUROPEAN holds non-U.S. dollar-denominated securities, including those denominated in the euro, SC-EUROPEAN will still be subject to currency risk due to fluctuations in those currencies as compared to the U.S. dollar.

     The introduction of the euro is expected to affect derivative and other financial contracts in which SC-EUROPEAN may invest insofar as price sources based upon current currencies of the member countries will be replaced, and market conventions, such as day-count fractions or settlement dates, applicable to underlying instruments may be changed to conform to the conventions applicable to the euro currency.

     The overall impact of the transition of member countries currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short and long-term ramifications can be expected, such as changes in the economic environment and changes in the behavior of investors, all of which will impact SC-EUROPEAN's investments.

     GCMG and GCMG-Europe are taking steps they believer will reasonably address euro-related changes to enable SC-EUROPEAN to process transactions accurately and completely with minimal disruption to business activities.

     Eastern European Countries

     Investment by SC-EUROPEAN in Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities market, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on SC-EUROPEAN's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russian and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

     Emerging Markets

     SC-EUROPEAN may invest in securities of issuers in emerging markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

     Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of SC-EUROPEAN is uninvested and no cash is earned thereon. The inability of SC-EUROPEAN to make intended security purchases due to settlement problems could cause SC-EUROPEAN to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to SC-EUROPEAN due to subsequent declines in value of the portfolio security or, if SC-EUROPEAN has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

     Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses to SC-EUROPEAN. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

     Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. SC-EUROPEAN could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application of any restrictions on investments.

     In the course of investment in emerging market debt obligations, SC-EUROPEAN will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations.

     The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While GCMG-Europe manages the assets of SC-EUROPEAN, respectively, in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause SC-EUROPEAN to suffer a loss of value in respect of the securities in its portfolio.

     The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for SC-EUROPEAN's securities in such markets may not be readily available. SC-REMFs may suspend redemption of SC-EUROPEAN's shares for any period during which an emergency exists, as determined by the SEC. Accordingly if SC-EUROPEAN believes that appropriate circumstances exist, SC-REMFs will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from SC-EUROPEAN's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of SC-REMFs Board of Directors.

     Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although SC-EUROPEAN endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S., mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries, sovereign debt securities.

 Sovereign Risk Ratings for Selected Emerging Market Countries as of 12/3l/98
      (Source: J.P.  Morgan Securities, Inc., Emerging Markets Research)

Country               Moody's          Standard &
Chile                 Baal             A-
Turkey                B1               A-
Mexico                Ba2              BB
Czech Republic        Baal             A-
Hungary               Baa2             BBB
Colombia              Baa3             BBB-
Venezuela             B2               B+
Morocco               Ba1              BB
Argentina             Ba3              BB
Brazil                B2               B+
Poland                Baa3             BBB-
Ivory Coast           NR               NR

     SC-EUROPEAN may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by SC-EUROPEAN defaults, SC-EUROPEAN may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. SC-EUROPEAN's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

     Income from securities held by SC-EUROPEAN could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which SC-EUROPEAN makes its investments. SC-EUROPEAN's net asset value may also be affected by changes in the rates or methods of taxation applicable to SC-EUROPEAN or to entities in which SC-EUROPEAN has invested. GCMG and GCMG-Europe will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

     Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. In recent years, certain of these countries have begun to control inflation through prudent economic policies.

     Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

     Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in SC-EUROPEAN's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect SC-EUROPEAN's assets should these conditions recur.

     The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that an emerging market receives payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

     To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

     Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investment Funds


     Some emerging market countries have laws and regulations that currently preclude direct investment in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds that have been specifically authorized. SC-EUROPEAN may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), as applicable and other applicable laws.

Foreign Currency Transactions

     SC-EUROPEAN endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when SC-EUROPEAN changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent SC-EUROPEAN from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

     SC-EUROPEAN may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which SC-EUROPEAN may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which SC-EUROPEAN's portfolio securities are denominated may have a detrimental impact on SC-EUROPEAN. SC-REMFs' management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places SC-EUROPEAN's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     SC-REMFs' Board of Directors considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of SC-EUROPEAN's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of GCMG, any losses resulting from the holding of SC-EUROPEAN's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that SC-EUROPEAN's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Privatizations

     The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("Privatizations"). GCMG and GCMG-Europe believe that Privatizations may offer opportunities for significant capital appreciation and intends to invest assets of SC-EUROPEAN in Privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as SC-EUROPEAN to participate in Privatizations may be limited by local law, or the terms on which SC-EUROPEAN may be permitted to participate may be less advantageous that those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that Privatization programs will be successful.

Brady Bonds

     SC-EUROPEAN may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plans introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, the Philippines, Poland and Uruguay.

     Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets.

     Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on many Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investment in Brady Bonds may be viewed as speculative.

Sovereign Debt

     SC-EUROPEAN also may invest in sovereign debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including SC-EUROPEAN) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Depository Receipts

     SC-EUROPEAN may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of SC-EUROPEAN's investment policies, investment in ADRs, ADSs, GDRs and EDRs will be deemed to be an investment in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored". While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. SC-EUROPEAN may invest in both sponsored and unsponsored ADRs.

Eurodollars and Yankee Dollars

     SC-EUROPEAN may also invest in obligations of foreign branches of U.S. banks (denominated in Eurodollars) and U.S. branches of foreign banks ("Yankee dollars") as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Strategic Transactions and Derivatives

     SC-EUROPEAN may, but is not required to, utilize various investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, SC-EUROPEAN may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for SC-EUROPEAN's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect SC-EUROPEAN's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in SC-EUROPEAN's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of SC-EUROPEAN to utilize these Strategic Transactions successfully will depend on GCMG's and GCMG-Europe's ability to predict pertinent market movements, which cannot be assured. SC-EUROPEAN will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in SC-EUROPEAN.

     Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent GCMG's or GCMG-Europe's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to SC-EUROPEAN, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation SC-EUROPEAN can realize on its investments or cause SC-EUROPEAN to hold a security it might otherwise sell. The use of currency transactions can result in SC-EUROPEAN incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of SC-EUROPEAN creates the possibility that losses on the hedging instrument may be greater than gains in the value of SC-EUROPEAN's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, SC-EUROPEAN might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

     General Characteristics of Options

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of SC-EUROPEAN's assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, SC-EUROPEAN's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving SC-EUROPEAN the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. SC-EUROPEAN's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect SC-EUROPEAN against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. SC-EUROPEAN is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


     SC-EUROPEAN's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. SC-EUROPEAN will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to SC-EUROPEAN at a formula price within seven days. SC-EUROPEAN expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with SC-EUROPEAN or fails to make a cash settlement payment due in accordance with the terms of that option, SC-EUROPEAN will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, GCMG and/or GCMG-Europe must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. SC-EUROPEAN will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by GCMG or GCMG-Europe. The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to SC-EUROPEAN's limitation on investments in illiquid securities.

     If SC-EUROPEAN sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     SC-EUROPEAN may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by SC-EUROPEAN must be "covered" (i.e., SC-EUROPEAN must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though SC-EUROPEAN will receive the option premium to help protect it against loss, a call sold by SC-EUROPEAN exposes SC-EUROPEAN during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require SC-EUROPEAN to hold a security or instrument which it might otherwise have sold.

     SC-EUROPEAN may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. SC-EUROPEAN will not sell put options if, as a result, more than 50% of SC-EUROPEAN's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that SC-EUROPEAN may be required to buy the underlying security at a disadvantageous price above the market price.

     General Characteristics of Futures

     SC-EUROPEAN may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract would create a firm obligation by SC-EUROPEAN, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

     SC-EUROPEAN's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or setting an option thereon requires a fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

     SC-EUROPEAN will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of SC-EUROPEAN's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

     Options on Securities Indices and Other Financial Indices

     SC-EUROPEAN also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     Currency Transactions

     SC-EUROPEAN may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. SC-EUROPEAN may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by GCMG and/or GCMG-Europe.

     SC-EUROPEAN's dealings in currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of SC-EUROPEAN, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     SC-EUROPEAN will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to forward currency contracts entered into for non-hedging purposes, or to proxy hedging or cross hedging as described below.

     SC-EUROPEAN may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which SC-EUROPEAN has or in which it expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, SC-EUROPEAN may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency. Changes in value are generally considered to be correlated to a currency or currencies in which some or all of SC-EUROPEAN's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of SC-EUROPEAN's securities denominated in correlated currencies. For example, if GCMG-Europe considers that the Austrian schilling is correlated to the German Deutsche mark (the "D-mark"), SC-EUROPEAN holds securities denominated in schillings and GCMG-Europe believes that the value of schillings will decline against the U.S. dollar, GCMG-Europe may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to SC-EUROPEAN if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If SC-EUROPEAN enters into a currency hedging transaction, SC-EUROPEAN will comply with the asset segregation requirements described below.

     Risks of Currency Transactions

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to SC-EUROPEAN if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     Combined Transactions

     SC-EUROPEAN may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of GCMG or GCMG-Europe, it is in the best interests of SC-EUROPEAN to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on GCMG's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     Swaps, Caps, Floors and Collars

     Among the Strategic Transactions into which SC-EUROPEAN may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. SC-EUROPEAN expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities SC-EUROPEAN anticipates purchasing at a later date. SC-EUROPEAN intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream SC-EUROPEAN may be obligated to pay. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     SC-EUROPEAN will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with SC-EUROPEAN receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, GCMG or GCMG-Europe and SC-EUROPEAN believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. SC-EUROPEAN will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by GCMG. If there is a default by the Counterparty, SC-EUROPEAN may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     Eurodollar Instruments

     SC-EUROPEAN may invest in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. SC-EUROPEAN might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

     Risks of Strategic Transactions Outside the U.S.

     When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in SC-EUROPEAN's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

     Warrants

     SC-EUROPEAN may invest in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by SC-EUROPEAN were not exercised by the date of its expiration, SC-EUROPEAN would lose the entire purchase price of the warrant.

Use of Segregated and Other Special Accounts

     Many Strategic Transactions, in addition to other requirements, require that a fund segregate cash or liquid high grade assets with its custodian to the extent fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by SC-EUROPEAN will require SC-EUROPEAN to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by SC-EUROPEAN on an index will require SC-EUROPEAN to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by SC-EUROPEAN requires the Fund to segregate cash or liquid assets equal to the exercise price.

     Except when a fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the fund to buy or sell currency will generally require the fund to hold an amount of that currency or liquid assets denominated in that currency equal to the fund's obligations or to segregate cash or liquid assets equal to the amount of the fund's obligation.

     OTC options entered into by SC-EUROPEAN, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when SC-EUROPEAN sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by SC-EUROPEAN, or the in the money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when SC-EUROPEAN sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, SC-EUROPEAN will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by SC-EUROPEAN other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and SC-EUROPEAN will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, SC-EUROPEAN must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

     With respect to swaps, SC-EUROPEAN will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the SC-EUROPEAN's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. SC-EUROPEAN may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, SC-EUROPEAN could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by SC-EUROPEAN. Moreover, instead of segregating cash or liquid assets if SC-EUROPEAN held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Investment Company Securities

     Securities of other investment companies may be acquired by the Funds to the extent permitted under the 1940 Act. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


Repurchase Agreements

     The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors. In a repurchase agreement, a fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a fund to the seller. The duration of repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. A Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, SC-EUROPEAN or SC-US might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by SC-EUROPEAN or SC-US may be delayed or limited.

Leverage

     SC-EUROPEAN may use leverage to increase its holdings of portfolio securities. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of SC-EUROPEAN shares and in the yield on SC-EUROPEAN's portfolio. Although the principal of such borrowings will be fixed, SC-EUROPEAN's assets may change in value during the time the borrowing is outstanding. Since any decline in value of SC-EUROPEAN's investments will be borne entirely by SC-EUROPEAN's shareholders (and not by those persons providing the leverage to SC-EUROPEAN), the effect of leverage in a declining market would be a greater decrease in net asset value than if SC-EUROPEAN were not so leveraged. Leveraging will create interest expenses for SC-EUROPEAN, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest SC-EUROPEAN will have to pay, SC-EUROPEAN's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of SC-EUROPEAN will be less than if leveraging were not used.

Reverse Repurchase Agreements

     In connection with its leveraging activities, SC-EUROPEAN may enter into reverse repurchase agreements in which SC-EUROPEAN sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by SC-EUROPEAN, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of SC-EUROPEAN's Counterparty, SC-EUROPEAN would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the Counterparty to SC-EUROPEAN under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that SC-EUROPEAN may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the Counterparty or its trustee or receiver.

Securities Lending

     SC-US and SC-EUROPEAN may lend portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) SC-US and SC-EUROPEAN may at any time call the loan and regain the securities loaned within 5 business days; (3) SC-US and SC-EUROPEAN will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of SC-US and SC-EUROPEAN loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the Fund.

     Before SC-US or SC-EUROPEAN enters into a loan, GCMG considers relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, SC-US and SC-EUROPEAN retain the right to call the loans at any time on reasonable notice, and will do so in order that the securities may be voted by SC-US or SC-EUROPEAN if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment.

When-Issued Securities

     SC-EUROPEAN may from time to time purchase securities on a "when-issued" or "forward delivery" basis for payments and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to SC-EUROPEAN. To the extent that assets of SC-EUROPEAN are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above.

     While when-issued or forward delivery securities may be sold prior to the settlement date, SC-EUROPEAN intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time SC-EUROPEAN makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. SC-EUROPEAN does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. SC-EUROPEAN will establish a segregated account with the Funds' custodian in which it will maintain cash or liquid assets equal in value of commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. SC-EUROPEAN will not enter into such transactions for leverage purposes.

Short Sales

     The Funds, to the extent permitted by other countries, may engage in short sales. The Funds will not engage in a short sale if immediately after such transaction the aggregate market value of all securities sold short would exceed 10% of a Fund's net assets (taken at market value).

     The Funds may seek to realize gains through short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System. Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account containing cash or liquid securities, at such a level that (i) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

     Since short selling can result in profits when stock prices generally decline, the Funds in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, the Funds could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. Moreover, to the extent that in a generally rising market the Funds maintain short positions in securities rising with the market, the net asset value of the Funds would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.


Temporary Defensive Position

     Under normal market conditions, the Funds do not intend to have a substantial portion of their assets invested in cash, money market instruments or U.S. Government securities. However, when GCMG or, with respect to SC-EUROPEAN, GCMG-Europe, determines that adverse market conditions exist, each fund may adopt a temporary defensive posture and invest entirely in cash, high-grade bonds, and short-term money market instruments, including domestic bank obligations and repurchase agreement. When a Fund is invested in this manner, it may not be able to achieve its investment objective.


                            INVESTMENT RESTRICTIONS

     The Funds are series of SC-REMFs, which is an open-end investment company organized under Maryland law. The Funds are "non-diversified", which means that they are not limited by the 1940 Act in the proportion of assets they may invest in the securities of a single issuer.

     However, the Funds are subject to certain investment restrictions which are deemed fundamental policies of the Fund. Such fundamental policies are those which cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares which means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

     SC-US may not:

     1. Make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

     2. Borrow money, except that SC-US may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities, but not in an aggregate amount exceeding 33-1/3% of the value of SC-US's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of SC-US's total assets will be repaid before any subsequent investments are made;

     3. Invest in illiquid securities, as defined in "Investment Objective and Policies," if immediately after such investment more than 10% of SC-US's net assets (taken at market value) would be invested in such securities;

     4. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value); or

     5. Purchase or sell real estate, except that SC-US may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

     6. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

     7. Participate on a joint or joint and several basis in any securities trading account;

     8.   Invest in companies for the purpose of exercising control;

     9. Purchase a security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), SC-US would own any securities of an open-end investment company or more than 3% of the value of

SC-US's total assets would be invested in securities of any closed-end investment company or more than 10% of such value in closed-end investment companies in general; or

     10. (a) purchase or sell commodities or commodity contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 33 1/3% of the value of SC-US's total assets; or (d) act as an underwriter of securities, except that SC-US may acquire restricted securities under circumstances in which, if such securities were sold, SC-US might be deemed to be an underwriter for purposes of the Securities Act.


     SC-EUROPEAN may not:

     1. Invest directly in real estate or interests in real estate (although it may purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in the Prospectus);

     2.   Act as an underwriter or issue senior securities;

     3. Issue senior securities or borrow money, except that SC-EUROPEAN may borrow money from banks in an amount not exceeding 33-1/3% of the value of SC-EUROPEAN's total assets (not including the amount borrowed), except for temporary or emergency purposes and to secure borrowings. If at any time SC-EUROPEAN's borrowings exceed this limitation due to a decline in SC-EUROPEAN's assets, such borrowings will be reduced within three days to the extent necessary to comply with this limitation. Arrangements with respect to margin for futures contracts are not deemed to be a pledge of assets;

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

     5. Participate on a joint or a joint and several basis in any trading account in securities;

     6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent SC-EUROPEAN from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

     7. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     8. Underwrite securities issued by others, except to the extent that SC-EUROPEAN may be considered an underwriter within the meaning of the Securities Act in the disposition of restricted securities;

     9. Write or acquire options or interests in oil, gas or other mineral exploration or development programs; or

     10. Invest for the purpose of exercising control over management of any company.

     In addition, SC-EUROPEAN has adopted non-fundamental investment limitations as stated below. Such limitations may be changed without shareholder approval.

     SC-EUROPEAN may not:

     1. Purchase securities on margin except that SC-EUROPEAN may enter into option transactions and futures contracts as described in their Prospectuses, and as specified above in fundamental investment limitation number (1) above;

     2. Purchase or retain securities of an issuer if the officers and Directors of SC-REMFs, GCMG or GCMG-Europe owning more than 1/2 of 1% of such securities, together own more than 5% of such securities;

     3. Invest more than 10% of its net assets in illiquid securities, including securities of foreign companies that are not listed on a foreign securities exchange or a recognized U.S. exchange;

     4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or

     5. Make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed, and
(ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

     If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions. The investment restrictions do not preclude a Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, unless such purchase would result in a violation of a fundamental investment restriction listed above.

                            MANAGEMENT OF SC-REMFs

     The overall management of the business and affairs of the Funds is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to the Funds, including SC-REMFs' agreements with GCMG or with the Funds' administrator, custodian and transfer agent. The management of each of the Fund's day to day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, GCMG and the administrator, subject always to the investment objective and policies of each of the Funds and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs' Articles of Incorporation.

     The directors and officers of SC-REMFs and their principal occupations during the past five years are set forth below. Directors deemed to be "interested persons" of SC-REMFs for purposes of the 1940 Act are indicated by an asterisk.

                                                                                        Principal
                                                                                    Occupation During
Name and Address                  Office           Age                             The Past Five Years
-----------------------           -----------      ---       -----------------------------------------------------------
Anthony R.  Manno Jr.*            Chairman of       47       Managing Director and President of GCMG since January
11 South LaSalle Street           the Board of               1995, where he is responsible for overseeing all investment
Chicago, Illinois 60603           Directors,                 and capital allocation matters for GCMG's public market
                                  Managing                   securities activities and is also responsible for company and
                                  Director and               industry analysis, market strategy and trading and reporting.
                                  President                  Mr. Manno was a member of the Investment Committee of
                                                             Security Capital from March 1994 to June 1996.  Prior to
                                                             joining Security Capital Group Incorporated, Mr. Manno was a Managing Director of LaSalle Partners Limited from March
                                                             1980 to March 1994.  Mr. Manno received his M.B.A. from
                                                             the University of Chicago Graduate School of Business, an
                                                             M.A.  and a B.A.  from Northwestern University and is a
                                                             Certified Public Accountant.


                                                                                        Principal
                                                                                    Occupations During
Name and Address                  Office           Age                             The Past Five Years
--------------------------        --------         ---       ------------------------------------------------------------
Robert H.  Abrams                 Director         66        Director of the Program in Real Estate at Cornell University.
114 West Sibley Hall                                         Founder of Colliers ABR, Inc. (formerly Abrams Benisch
Cornell University                                           Riker Inc.), a property management firm.  Mr. Abrams was
Ithaca, New York 14853                                       Principal of Colliers ABR, Inc. from 1978 to 1992 and since
                                                             1992, has served as a Consultant.  From 1959 to 1978 Mr.
                                                             Abrams was Executive Vice President and Director of Cross
                                                             and Brown Company.  Mr. Abrams also serves as Trustee
                                                             Emeritus and Presidential Counselor of his alma mater,
                                                             Cornell University.  Mr. Abrams received his M.B.A.  from
                                                             Harvard University and his B.A.  from Cornell University.

Stephen F.  Kasbeer               Director         74        Retired; Senior Vice President for Administration and
8 Bonanza Trail                                              Treasurer of Loyola University, Chicago from 1981 to July
Santa Fe, New Mexico 87505                                   1994, where he was responsible for administration,
                                                             investment, real estate and treasurer functions.  At Loyola
                                                             University, he also served as Chief Investment Officer, was
                                                             Chairman of the Operations Committee, was a member of the
                                                             Investment and Finance Committees of the Board of Trustees
                                                             and was President and a Director of the Loyola Management
                                                             Company.  Currently, Mr. Kasbeer serves as a Director of
                                                             Endowment Realty, Inc. and Endowment Realty II and as a
                                                             Member of the Investment Committee of the University of San
                                                             Diego.  Mr. Kasbeer also serves as Trustee, Treasurer and
                                                             Chairman of the Investment and Finance Committees of Santa
                                                             Fe Preparatory School and as Trustee and Chairman of the
                                                             Santa Fe Preparatory School Combined Permanent
                                                             Endowment Fund Trust.  Mr. Kasbeer received his J.D.  from
                                                             John Marshall Law School and his M.A.  and B.S.  from
                                                             Northwestern University.


                                                                                       Principal
                                                                                   Occupations During
Name and Address                  Office           Age                            The Past Five Years
----------------                  ------           ---                            -------------------
George F. Keane                   Director         69              Chairman of the Board of Trigen Energy Corporation since
7408 Eaton Court                                                   1994. As founding chief executive of The Common Fund in
University Park, Florida 34201                                     1971 and Endowment Realty Investors in 1988, Mr. Keane for
                                                                   many years headed an investment management service for
                                                                   colleges, universities and independent schools that managed
                                                                   $15 billion for 1,200 educational institutions when he became
                                                                   President Emeritus of the Common Fund in 1993.  He has
                                                                   served as a member of the Investment Advisory Committee of the $95 billion New York State Common Retirement Fund
                                                                   since 1982.  He has been a Director of the Northern Trust of
                                                                   Connecticut since 1991, a Trustee of the Nicholas Applegate
                                                                   Investment Trust since 1993, and a Director of the Bramwell
                                                                   Funds since 1994.  He is also a Director of Universal Stainless
                                                                   & Alloy Products, Global Pharmaceutical Corporation, United
                                                                   Water Resources and United Properties Group, and the
                                                                   Universal Bond Fund, and is an advisor to Associated Energy
                                                                   Managers.  Mr. Keane also serves as a Trustee of his alma
                                                                   mater, Fairfield University where he received his B.A., and as a Director and Chairman of the Investment Committee of the
                                                                   United Negro College Fund.  Mr. Keane also holds honorary
                                                                   degrees from Loyola University, Chicago, Illinois and
                                                                   Lawrence University, Appleton, Wisconsin.

John H.  Gardner, Jr.*            Director and     45              Managing Director of GCMG since July, 1997.  Prior thereto,
11 South LaSalle Street           Managing                         Director of the REIT Manager for Security Capital Pacific
Chicago, Illinois 60603           Director                         Trust ("PTR") from February 1995 to June 1997 and Senior
                                                                   Vice President of Security Capital Group Incorporated Atlantic
                                                                   Incorporated ("ATLANTIC"), PTR and the PTR REIT
                                                                   Manager from September 1994 to June 1997 where he had
                                                                   overall responsibility for asset management and multifamily dispositions.  Prior to joining Security Capital Group
                                                                   Incorporated, Mr. Gardner was with Copley Real Estate
                                                                   Advisors as a Managing Director and Principal responsible for portfolio management from January 1991 to September 1994
                                                                   and as a Vice President and Principal of asset management
                                                                   from December 1984 to December 1990.  From July 1977 to
                                                                   November 1984, Mr. Gardner was a Real Estate Manager with
                                                                   the John Hancock Companies.  Mr. Gardner received his M.S.
                                                                   from Bentley College and his B.S.  from Stonehill College.


                                                                                   Principal
                                                                               Occupations During
Name and Address                  Office           Age                        The Past Five Years
----------------                  ------           ---                        -------------------
Kenneth  D. Statz                 Managing         40             Managing Director of GCMG since November 1997 where he
11 South LaSalle Street           Director                        is responsible for the development and implementation of
Chicago, Illinois 60603                                           portfolio investment strategy.  Prior thereto, Senior Vice
                                                                  President of GCMG from July 1996 to October 1997 and Vice
                                                                  President from May 1995 to June 1996.  Prior to joining
                                                                  Security Capital Group Incorporated, Mr. Statz was a Vice
                                                                  President and Senior REIT Analyst  in the investment research department of Goldman, Sachs & Co., from February 1993 to
                                                                  January 1995, concentrating on research and underwriting for the REIT industry.  Prior thereto, Mr. Statz was a real estate stock portfolio manager and a managing director of Chancellor
                                                                  Capital Management from August 1982 to February 1992.  Mr.
                                                                  Statz received his M.B.A.  and B.B.A.  from the University of
                                                                  Wisconsin, Madison.

Kevin W.  Bedell                  Senior Vice      43             Senior Vice President of GCMG since November 1997 and
11 South LaSalle Street           President                       Vice President since July 1996, where he is responsible for
Chicago, Illinois 60603                                           directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies with office and industrial sectors.
                                                                  Prior to joining GCMG, Mr. Bedell spent nine years with
                                                                  LaSalle Partners Limited where he was Equity Vice President and Portfolio Manager responsible for the strategic,
                                                                  operational and financial management of a private REIT with commercial real estate investments of $800 million.  Mr.
                                                                  Bedell received his M.B.A.  from the University of Chicago and his B.A.  from Kenyon College.

Jeffrey C.  Nellessen             Vice             37             Vice President and Controller of GCMG since March 1997.
11 South LaSalle Street           President,                      Prior thereto, from June 1988 to March 1997, he was
Chicago, Illinois 60603           Treasurer and                   Controller, Manager of Client Administration and Compliance
                                  Assistant                       Officer at Strong Capital Management, Inc.  Mr. Nellessen is
                                  Secretary                       a Certified Public Accountant, Certified Management
                                                                  Accountant and a Certified Financial Planner.  He received his
                                                                  B.B.A.  from the University of Wisconsin, Madison.

David T. Novick                   Vice President   34             Vice President of Security Capital Group Incorporated since
11 South LaSalle Street           and Secretary                   June 1998.  Prior thereto, from September 1989 to June 1998,
Chicago, Illinois 60603                                           he was an attorney, and most recently a Partner, with the law firm of Katten Muchin and Zavis.  Mr. Novick received his
                                                                  B.S.B.A. from Boston University and his J.D. from the
                                                                  University of Illinois.

Compensation of Directors and Certain Officers

     The Directors of SC-REMFs who are interested persons of SC-REMFs, under the 1940 Act, (which includes persons who are employees of GCMG or officers or employees of any of its affiliates) receive no remuneration from SC-REMFs. Each of the other Directors is paid an annual retainer of $14,000 and a fee of $1,000 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. The following table sets forth information regarding compensation earned by the Directors by SC-REMFs for the fiscal year ending December 31, 1998.

                              Compensation Table
                     Fiscal Year Ending December 31, 1998

                                                   Pension or
                                                   Retirement
                                                    Benefits   Estimated
                                      Aggregate    Accrued as    Annual          Total
                                     Compensation   Part of     Benefits     Compensation
                                         From      SC-REALTY      Upon      From SC-REALTY
Name of Person, Position              SC-REALTY     Expenses   Retirement  Paid To Directors
------------------------             -----------   ----------  ----------  -----------------
George F.  Keane
     Director...................         $24,333          N/A         N/A            $24,333
Stephen F.  Kasbeer
     Director...................         $28,000          N/A         N/A            $28,000
Robert H.  Abrams
     Director...................         $21,000          N/A         N/A            $21,000
**Anthony R.  Manno Jr.
     Chairman, Managing Director and
     President...................              0          N/A         N/A                  0
**John H.  Gardner, Jr.  /(1)/
     Director...................               0          N/A         N/A                  0

------------
** "Interested person," as defined in the 1940 Act, of  SC-REMFs.

(1)  Elected to serve by the Board of Directors on March 11, 1998.

GCMG

     Security Capital Global Capital Management Group Incorporated, a Delaware corporation, is a registered investment adviser, which commenced operations in January 1995 under Delaware law and specializes in the management of real estate securities portfolios. GCMG is a wholly-owned subsidiary of Security Capital Investment Research Group Incorporated, which is wholly-owned by Security Capital Group Incorporated ("Security Capital"). Security Capital is a publicly-traded company which, through its affiliates, has a market presence in 19 countries throughout the world. SC-REALTY Incorporated ("SC-REALTY"), a wholly-owned subsidiary of Security Capital, owns a controlling interest in SC-US and SC-EUROPEAN. GCMG is affiliated with SC-REALTY and SC-REMFs because they are under the common control of Security Capital.

GCMG-Europe

     Security Capital Global Capital Management Group (Europe) S.A., with offices located at Boulevord de la Woluwe 34, Brussels, Belgium, 1200, provides portfolio management services to SC-EUROPEAN pursuant to an investment sub-advisory agreement with GCMG. GCMG-Europe was formed on May 14, 1998 under Belgian law and is registered as an investment adviser with the SEC. GCMG-Europe is a wholly-owned subsidiary of Security Capital (EU) Management Group S.A., a Belgian corporation, which is wholly-owned by Security Capital. GCMG-Europe is affiliated with GCMG, SC-REALTY and SC-REMFs because they are under the common control of Security Capital.

SC (EU) Management

     Security Capital (EU) Management Group S.A., with offices located at Boulevord de La Woluwe 34, Brussels, Belgium, 1200, provides GCMG-Europe with proprietary economic and real estate research and on-going analysis of opportunities for investment in the equity securities of European issuers. SC
(EU) Management is a corporation organized on March 24, 1997, under Belgian law and is a wholly-owned subsidiary of Security Capital (EU) Management Group S.A., a Belgian corporation, which is wholly-owned by Security Capital.

Investment Advisory Agreements

     Certain other clients of GCMG may have investment objectives and policies similar to those of the Funds. GCMG may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being sold, there may be an adverse effect on the price of such securities. It is the policy of GCMG to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by GCMG to the accounts involved, including the Funds. When two or more of the clients of GCMG (including the Funds) are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

     Pursuant to an investment advisory agreement with SC-REMFs with respect to each Fund (the "Advisory Agreement"), GCMG furnishes a continuous investment program and makes the day-to-day investment decisions for the Funds, executes the purchase and sale orders for the portfolio transactions of the Funds and generally manages the Funds' investments in accordance with their stated policies, subject to the general supervision of SC-REMFs' Board of Directors.


     Under the Advisory Agreement for SC-US, which is dated December 16, 1997, each class of SC-US shares pays GCMG, monthly, an annual management fee in an amount equal to .60% of the average daily net asset value of that class of SC-US's shares. Under a separate agreement, GCMG has agreed to waive advisory fees and/or reimburse expenses to maintain the total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses, of SC-US's Class I shares at 1.20% of the value of SC-US's Class I average daily net assets and SC-US's Class R shares at 1.35% of the value of SC-US's Class R average daily net assets, for the 1999 fiscal year. For the period April 23, 1997 (the effective date of SC-US's initial registration statement) through December 31, 1997, and January 1, 1998 through December 31, 1998, GCMG earned $_________ and $________, respectively, net of waivers for providing investment management services to SC-US.

     Under the Advisory Agreement for SC-EUROPEAN, dated June 30, 1998, each class of SC-EUROPEAN's shares pays GCMG, monthly, an annual management fee in an amount equal to .85% of the average daily net asset value of that class of SC-EUROPEAN's shares. Under a separate agreement, SC-US Management has agreed to waive advisory fees and/or reimburse expenses to maintain the total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses, of SC-EUROPEAN's Class I shares at 1.45% of the value of SC-EUROPEAN's Class I average daily net assets and SC-EUROPEAN's Class R shares at 1.60% of the value of SC-EUROPEAN's Class R average daily net assets, until December 31, 1999. For the period June 30, 1998 (the effective date of SC-EUROPEAN) through December 31, 1998, GCMG earned $_________, net of waivers of $_________, for providing management services to SC-EUROPEAN.

     GCMG provides the Funds with such personnel as SC-REMFs may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which GCMG is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of SC-REMFs, may be employees of GCMG or its affiliates. The cost to SC-REMFs of these services must be agreed to by SC-REMFs and is intended to be no higher than the actual cost to GCMG or its affiliates of providing the services. SC-REMFs does not pay for services performed by officers of GCMG or its affiliates. SC-REMFs may from time to time hire its own employees or contract to have services performed by third parties, and the management of SC-US intends to do so whenever it appears advantageous to SC-REMFs.

     In addition to the payments to GCMG under the Advisory Agreement described above, each class of a Fund's shares pays for certain other costs of its operations including: (a) administration, custodian and transfer agency fees,
(b) fees of Directors who are not affiliated with GCMG, (c) legal and auditing expenses, (d) costs of printing and postage fees relating to preparing each Fund's prospectus and shareholder reports, (e) costs of maintaining SC-REMFs' existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, (i) distribution fees, and (j) upon the approval of SC-REMFs' Board of Directors, costs of personnel of GCMG or its affiliates rendering clerical, accounting and other office services. Each class of a Fund's shares pays for the portion of SC-REMFs' expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-REMFs.


     The Advisory Agreement for SC-US was approved on November 25, 1997 by SC-REMFs' Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of SC-REMFs or GCMG ("non-interested Directors"), and by SC-US's shareholders on December 12, 1997. It continues in effect until December 16, 1999. The Advisory Agreement for SC-EUROPEAN was approved on June 24, 1998 by SC-REMFs' Directors including a majority of the non-interested Directors. The Advisory Agreement for SC-EUROPEAN continues in effect until June 30, 2000. The Advisory Agreements FOR SC-US and SC-EUROPEAN will continue in effect, provided that their continuance is specifically approved prior to their initial expiration or annually thereafter, as the case may be by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to such Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Advisory Agreement for each Fund is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of the Directors, or by GCMG on sixty days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of GCMG, or of reckless disregard of its obligations thereunder, GCMG shall not be liable for any action or failure to act in accordance with its duties thereunder.

Investment Sub-Advisory Agreement with GCMG-Europe

     GCMG has retained GCMG-Europe as investment sub-adviser ("Sub-Adviser"), to manage the day-to-day investment of SC-EUROPEAN's portfolio in accordance with SC-EUROPEAN's investment policies, subject to the general supervision of GCMG and the overall authority of SC-REMFs' Board of Directors.

     GCMG has entered into an investment sub-advisory agreement with GCMG-Europe ("Sub-Advisory Agreement") pursuant to which GCMG-Europe provides various portfolio management and investment advisory services to SC-EUROPEAN. In connection with the management of SC-EUROPEAN's portfolio, GCMG-Europe may select brokers and dealers to execute purchase and sale orders for portfolio transactions. Under the Sub-Advisory Agreement for SC-EUROPEAN, GCMG pays GCMG-Europe monthly, an annual management fee in an amount equal to .08% of SC-EUROPEAN's average daily net asset value. These fees are the sole obligations of GCMG and not SC-EUROPEAN.

     The Sub-Advisory Agreement was approved by SC-REMFs' Directors, including a majority of the Directors who are not interested persons (as defined in the 1940
Act) of SC-REMFs, GCMG or a Sub-Adviser, effective as of June 30, 1998. The Sub-Advisory Agreement continues in effect until June 30, 2000 and will continue in effect from year to year thereafter, provided that its continuance is specifically approved prior to the initial expiration of the Sub-Advisory Agreement or annually thereafter, as the case may be, by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Sub-Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Sub-Advisory Agreement is terminable without penalty by GCMG or the Sub-Adviser on sixty days' written notice, and will automatically terminate in the event of its assignment. The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of GCMG or the Sub-Adviser, or of reckless disregard of its obligations thereunder, the Sub-Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

     Certain other clients of the Sub-Adviser may have investment objectives and policies similar to those of SC-EUROPEAN. The Sub-Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with SC-EUROPEAN. If transactions on behalf of more than one client during the same period increase the demand for securities being sold, there may be an adverse effect on the price of such securities. It is the policy of the Sub-Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Sub-Adviser to the accounts involved, including SC-EUROPEAN. When two or more of the clients of the Sub-Adviser are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

     SC (EU) Management provides GCMG-Europe with proprietary real estate research and ongoing analysis of opportunities for investment in the equity securities of European issuers. This research is analyzed by GCMG-Europe in identifying attractive growth in country markets and real estate sectors and is instrumental to GCMG-Europe's ability to make investment decisions for SC-EUROPEAN's portfolio. GCMG-Europe pays the fee for the provision of such research and analytical services. Payment of this fee is an obligation of GCMG-Europe and not a direct obligation of SC-EURO.

Administrator and Sub-Administrator

     SC-REMFs has also entered into a fund administration and accounting agreement with GCMG (the "Administration Agreement") under which GCMG performs certain administrative functions for the Funds, including (i) providing office space, telephone, office equipment and supplies; (ii) paying compensation of SC-REMFs' officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC-REMFs; (iv) supervising preparation of the periodic updating of the Funds' prospectuses and statements of additional information; (v) supervising preparation of semi-annual reports to the Funds' shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of each Fund's investment portfolio and the publication of the net asset value of the Funds' shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-REMFs, including the Funds' custodian (the "Custodian"), transfer agent (the "Transfer Agent") and printers; (viii) providing trading desk facilities for the Funds; (ix) maintaining books and records for the Funds (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Funds' income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

     In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs' Board of Directors, GCMG has caused SC-REMFs to retain State Street Bank and Trust Company as sub-administrator (the "Sub-Administrator") under a sub-administration agreement (the "Sub-Administration Agreement").

     Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including overseeing the determination and publication of the net asset value of each class of the Funds' shares maintaining certain of the Funds' books and records that are not maintained by GCMG as investment adviser, or by the Custodian or Transfer Agent, preparing financial information for the Funds' income tax returns, proxy statements, semi-annual and annual shareholders reports, and SEC filings, and responding to certain shareholder inquiries.
Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of .08% of the first $750 million, .06% of the next $250 million and .04% of SC-REMFs' average daily net assets over $1 billion, subject to an average annual minimum fee of $75,000 per investment portfolio.

     For the period April 23, 1997 (the effective date of SC-REMFs' initial registration statement) through December 31 1997, Firstar Trust Company ("Firstar"), SC-REMFs' prior sub-administrator, earned $47,791 for providing sub-administration services to SC-US. From January 1, 1998 to August 10, 1998, the termination date of Firstar's contract with SC-REMFs, Firstar earned $__________ for providing sub-administration services to SC-US. From June 30, 1998 to December 31, 1998, the Sub-Administrator earned $____________ for providing sub-administration services to SC-EUROPEAN, Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA"), Security Capital Real Estate Arbitrage

Shares ("SC-ARBITRAGE") and SC-US (as of August 10, 1998). SC-ASIA and SC-ARBITRAGE were terminated on December 31, 1998.

  Under the Administration Agreement, GCMG remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to the Funds under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs' Board of Directors. For its services under the Administration Agreement, GCMG receives a monthly fee from each Fund at the annual rate of .02% of the value of each Fund's average daily net assets. For the period April 23, 1997 (the effective date of SC-REMFs' initial registration statement) through December 31, 1998, GCMG earned $______ for providing services to SC-US, SC-EUROPEAN, SC-ASIA AND SC-ARBITRAGE under the Administration Agreement.

  The Administration Agreement is terminable by either party on sixty days' written notice to the other. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of GCMG, or of reckless disregard of its obligations thereunder, GCMG shall not be liable for any action or failure to act in accordance with its duties thereunder.

Custodian and Transfer Agent

  State Street Bank and Trust Company ("Custodian"), which has its principal business address at 225 Franklin Street, Boston, Massachusetts 02101, as been retained to act as Custodian of the Funds' investments and as the Funds' Transfer Agent.

  The Custodian's responsibilities include safeguarding and controlling SC-REMFs' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investment. Specifically, the Custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment for securities sold, receiving and collecting income from investments, making all payments covering expenses of SC-REMFs and performing other accounting and administrative duties, all as directed by persons authorized by SC-REMFs. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, the payment of dividends, or payment of expenses of the Funds or SC-REMFs. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by the Board of Directors. Portfolio securities maintained outside the United States will be maintained in the custody of foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Custodian in its capacity as Foreign Custody Manager or by the Board of Directors, pursuant to applicable 1940 Act rules.

  In consideration for services provided, SC-REMFs pays the Custodian an annual fee based upon the countries in which the Funds' assets are maintained, plus transaction costs and other out of pocket expenses. SC-REMFs also pays the Custodian a monthly fee for the performance of certain currency accounting services in the amount of $3,000 for SC-US and $4,000 for SC-EUROPEAN.

  The Transfer Agent's responsibilities include, without limitation: (i) receiving for acceptance, orders for the purchase of shares and delivering payment and appropriate documentation thereof to the Custodian; (ii) pursuant to purchase orders, issuing the appropriate number of shares and holding such shares in the appropriate shareholder account; (iii) receiving for acceptance redemption requests and redemption directions and delivering the appropriate documentation thereof to the Custodian; (iv) upon the receipt of monies paid by the Custodian, causing to be paid such monies as instructed by redeeming shareholders; (v) effecting transfers of shares upon the receipt of appropriate instructions; (vi) as dividend disbursing agent, preparing and transmitting payments for dividends and distributions declared by the Funds, including the crediting of shareholder accounts in the case of dividend reinvestment plans;
(vii) recording the issuance of shares of the Funds and maintaining the records required by SEC Rule 17Ad-10(e); and (viii) providing any other customary services of a transfer agent, dividend disbursing agent, custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open-account or similar plans.

  In consideration for services provided, SC-REMFs pays the Transfer Agent an annual fee of $40,000 for the first class of shares, $30,000 for each of the second and third classes of shares, $20,000 for each of the fourth and fifth classes of shares and $15,000 for each class of shares thereafter, plus certain additional account service fees.

Distributor

  Security Capital Markets Group Incorporated ("Capital Markets" or "Distributor"),which has its principal offices at 11 South LaSalle Street, Chicago, Illinois 60603, serves as principal underwriter and distributor of the Funds' Class R and Class I shares. Capital Markets is an affiliate of GCMG and SC-REMFs because it is wholly-own by Security Capital Financial Services, which is wholly-owned by Security Capital.

  Under separate Distribution and Servicing Agreements with SC-REMFs with respect to the Class R and Class I shares of each Fund, Capital Markets offers the Funds' shares on an agency or "best efforts" basis under which a Fund is required to issue only such shares as are actually sold. SC-US and SC-EUROPEAN offer Class I shares and Class R shares for sale to the public on continuous basis. Since April 23, 1997 (the effective date of SC-REMFs initial registration statement), Capital Markets has received no commissions in connection with the sale of the Funds' shares.

                        DISTRIBUTION AND SERVICING PLANS

  The Board of Directors has adopted Distribution and Servicing Plan ("Plans") with respect to each of the Class I shares and the Class R shares of SC-US (the "SC-US Class I Plan" and the "SC-US Class R Plan"), the Class I and Class R shares of SC-EUROPEAN (the "SC-EUROPEAN Plan"), the Class I and Class R shares of SC-ASIA (the "SC-ASIA Plan") and the Class I shares of SC-ARBITRAGE (the "SC-ARBITRAGE Plan") (together, the "Plans"). The Plans are implemented by a Distribution and Servicing Agreement that SC-REMFs has entered into with the Distributor. The Plans and the Agreement have been approved by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of SC-REMFs and have no direct or indirect financial interest in the operation of the Plan ("Disinterested Directors"), cast in person at a meeting called for the purposes of voting on the Plan. The annual compensation payable by SC-REMFs to the Distributor under each Plan is an amount equal to .25% (on an annual basis) of the value of the average daily net assets of the class of shares to which the Plan relates.

  Under the Plans, the Funds are authorized to pay a distribution fee for distribution activities in connection with the sale of shares and a service fee for services provided which are necessary for the maintenance of shareholder accounts. To the extent such fee exceeds the expenses of these distribution and shareholder servicing activities, the Distributor may retain such excess as compensation for its services and may realize a profit from these arrangements.

  The Plans are compensation plans which provide for the payment of a specified distribution and service fee without regard to the distribution and service expenses actually incurred by the Distributor. If the Plans were to be terminated by the Board of Directors and no successor Plans were to be adopted, the Directors would cease to make distribution and service payments to the Distributor and the Distributor would be unable to recover the amount of any of its unreimbursed distribution expenditures. However, the Distributor does not intend to incur distribution and service expenses at a rate that materially exceeds the rate of compensation received under the Plans. The Distributor also may pay third parties in respect of these services such amount as it may determine. The Funds understand that these third parties may also charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plans.

  The types of expenses for which the Distributor and third parties may be compensated under the Plans include compensation paid to and expenses incurred by their officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of shares. Additional types of expenses covered by the Plans include responding to shareholder inquiries and providing shareholders with information on their investments.

  For the period January 1, 1998 through December 31, 1998, the Distributor earned $_______ for providing services under the SC-US Class I Plan and $____ for providing services under the SC-US Class R Plan. During that period, total payments made by SC-US under the SC-US Class I Plan were spent as follows: (i) $_____ on advertising; (ii) $________ on the printing and mailing of prospectuses to other than current shareholders; (iii) $_______ on compensation to underwriters; (iv) $_________ on compensation to broker-dealers; (v) $________ on compensation to sales personnel;

and (vi) $__________ on interest, carrying or other financing charges. During the same period, total payments made by SC-US under the SC-US Class R Plan were spent as follows: (i) $_____ on advertising; (ii) $________ on the printing and mailing of prospectuses to other than current shareholders; (iii) $_______ on compensation to underwriters; (iv) $_________ on compensation to broker-dealers;
(v) $________ on compensation to sales personnel; and (vi) $__________ on interest, carrying or other financing charges.

  From June 30, 1998 (the effective date of SC-EUROPEAN) to December 31,1998, the Distributor earned $_______ for providing services under the SC-EUROPEAN Plan. During that period, total payments made by SC-EUROPEAN under the SC-EUROPEAN Plan were spent as follows: (i) $_____ on advertising; (ii) $________ on the printing and mailing of prospectuses to other than current shareholders; (iii) $_______ on compensation to underwriters; (iv) $_________ on compensation to broker-dealers; (v) $________ on compensation to sales personnel; and (vi) $__________ on interest, carrying or other financing charges.

  From June 30, 1998 (the effective date of SC-ASIA) to December 31, 1998, the Distributor earned $_______ for providing services under the SC-ASIA Plan. During that period, total payments made by SC-ASIA under the SC-ASIA Plan were spent as follows: (i) $_____ on advertising; (ii) $________ on the printing and mailing of prospectuses to other than current shareholders; (iii) $_______ on compensation to underwriters; (iv) $_________ on compensation to broker-dealers;
(v) $________ on compensation to sales personnel; and (vi) $__________ on interest, carrying or other financing charges.

  From June 30, 1998 (the effective date of SC-ARBITRAGE), the Distributor earned $_______ for providing services under the SC-ARBITRAGE Plan. During that period, total payments made by SC-ARBITRAGE under the SC-ARBITRAGE Plan were spent as follows: (i) $_____ on advertising; (ii) $_______ on the printing and mailing of prospectuses to other than current shareholders; (iii) $_______ on compensation to underwriters; (iv) $_________ on compensation to broker-dealers;
(v) $________ on compensation to sales personnel; and (vi) $__________ on interest, carrying or other financing charges.

  Under the Plans, the Distributor will provide to the Board of Directors for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by the Distributor under the Plans and the purposes for which such services were performed and expenditures were made.

  The SC-US Class I Plan and the SC-US Class R Plan were approved by the Board of Directors, including the Disinterested Directors, on November 25, 1997 and by SC-US's Class I and Class R shareholders on December 12, 1997. The Plans for SC-EUROPEAN's and SC-ASIA's Class I and Class R shares and SC-ARBITRAGE's Class I shares were approved by the Board of Directors, including the Disinterested Directors, on June 24, 1998. The Plans remain in effect from year to year, provided such continuance is approved annually by a vote of the Board of Directors, including a majority of the Disinterested Directors. The continuance of the SC-US Class I Plan and the SC-US Class R Plan was approved by the Board of Directors, including a majority of the Disinterested Directors, on December 7, 1998. The Plans may not be amended to increase materially the amount to be spent for the services described therein as to a Fund's Class I or Class R shares without approval of a majority of the outstanding class of shares.

  All material amendments of the Plan must also be approved by the Board of Directors in the manner described above. The Plans may be terminated at any time without payment of any penalty by a vote of a majority of the Disinterested Directors or by a vote of a majority of the outstanding class of shares. So long as a Plan is in effect, the selection and nomination of Disinterested Directors shall be committed to the discretion of the Disinterested Directors. The Board of Directors has determined that in their judgment there is a reasonable likelihood that the Plans will benefit SC-US, SC-EUROPEAN and their shareholders.

                OTHER DISTRIBUTION AND/OR SERVICING ARRANGEMENTS

  The Distributor may enter into agreements ("Agreements") with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, and other financial intermediaries as well as various brokerage firms or other industry-recognized service providers of fund supermarkets or similar programs ("Institutions"), to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients ("Customers") who are beneficial owners of Fund shares. Such Agreements with respect to all classes of shares may be governed by a Plan.

  An Institution with which the Distributor has entered into an Agreement may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed);
(iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services provided under the Plan and SC-US's administration arrangements. A Customer of an Institution should read the relevant Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customer prior to any purchase of Fund shares. Prospectuses are available from the Distributor upon request.

                        DETERMINATION OF NET ASSET VALUE

  Net asset value per share for each class of shares is determined by SC-US and SC-EUROPEAN on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of SC-US and/or SC-EUROPEAN to affect materially a Fund's net asset value. The New York Stock Exchange is closed on Saturdays, Sundays, and on New Year's Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. No redemptions will be made on Martin Luther King Day (the third Monday in January), Columbus Day (the second Monday in October) and Veteran's Day, nor on any of the Holidays.

  Net asset value per share for each class is determined by adding the market value of all securities in a Fund's portfolio and other assets represented by a class, subtracting liabilities incurred or accrued that are allocable to the class, and dividing by the total number of shares of that class then outstanding. Because of the differences in operating expenses incurred by each class, the per share net asset value of each class will differ.

  For purposes of determining a Fund's net asset value per share for each class, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

                              REDEMPTION OF SHARES

  Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of SC-REMFs' Board of Directors and taken at their value used in determining a Fund's net asset value per share as described in the Prospectus under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless SC-REMFs' Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Funds. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. SC-REMFs will not distribute in kind portfolio securities that are not readily marketable.

  SC-REMFs has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Funds to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, SC-US and SC-EUROPEAN reserve the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of redemption in cash would be detrimental to the existing shareholders of a Fund as determined by the board of directors. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

  Subject to the supervision of the Directors, decisions to buy and sell securities for SC-US and SC-EUROPEAN and negotiation of brokerage commission rates are made by GCMG and GCMG-EUROPE, respectively. Transactions on stock exchanges involve the payment by the Funds of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In certain instances, the Funds may make purchases of underwritten issues at prices which include underwriting fees.

  In selecting a broker to execute each particular transaction, GCMG or GCMG-EUROPE, as appropriate, will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of a Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to a Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, GCMG and GCMG-EUROPE shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of it having caused a Fund to pay a broker that provides research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if GCMG or GCMG-EUROPE, as appropriate, determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or GCMG's or GCMG-EUROPE's, as appropriate, ongoing responsibilities with respect to a Fund. Research and investment information may be provided by these and other brokers at no cost to GCMG and GCMG-EUROPE and is available for the benefit of other accounts advised by GCMG and GCMG-EUROPE and their affiliates, and not all of the information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce GCMG's and GCMG-EUROPE's expenses, it is not possible to estimate its value and in the opinion of GCMG and GCMG-EUROPE it does not reduce GCMG's or GCMG-EUROPE's expenses in a determinable amount. The extent to which GCMG and GCMG-EUROPE make use of statistical, research and other services furnished by brokers is considered by GCMG and GCMG-EUROPE in the allocation of brokerage business but there is no formula by which such business is allocated. GCMG and GCMG-EUROPE do so in accordance with their judgment of the best interests of the Funds and their shareholders. GCMG and GCMG-EUROPE may also take into account payments made by brokers effecting transactions for the Funds to other persons on behalf of the Funds for services provided to them for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, GCMG and GCMG-EUROPE may consider sales of shares of the Funds as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Funds.

                                    TAXATION

Taxation of the Funds

  The Funds each intend to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

  To qualify as a regulated investment company, a Fund must, among other things:
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

  As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Funds each intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Distributions

  Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of a Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Dividends paid by a Fund attributable to dividends received by the Fund from REITs, however, are not eligible for such deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares (i.e., through dividend reinvestment), rather than cash, generally will have taxable income from the receipt of, and a cost basis in, each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

  In general, the maximum tax rate for individual taxpayers on net long-term capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) is 20% for most assets held for more than one year at the time of disposition. A lower rate of 18% will apply after December 31, 2000 for assets held for more than 5 years. However, the 18% rate applies only to assets acquired after December 31, 2000 unless the taxpayer elects to treat an asset held prior to such date as sold for fair market value on January 1, 2001. In the case of individuals whose ordinary income is taxed at a 15% rate, the 20% rate for assets held for more than one year is reduced to 10% and the 18% rate for assets held for more than 5 years is reduced to 8%.

  The portion of a Fund distribution classified as a return of capital generally is not taxable to the Fund shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.

  REITs do not provide complete information about the taxability of their distributions (i.e., how much of their distributions represent a return of capital) until after the calendar year ends. As a result, the Funds may not be able to determine how much of their annual distributions for a particular year are taxable to shareholders until after the traditional January 31 deadline for issuing Form 1099-DIV ("Form 1099''). The Funds in such circumstance may send to shareholders amended Form 1099s after January 31 or may request permission from the Internal Revenue Service for an extension permitting the Funds to send the Form 1099 in February.

Sale of Shares

  Upon the sale or other disposition of shares of the Funds (including an exchange of shares of one Fund for shares of the other Fund), a shareholder may realize a capital gain or loss which will be long-term capital gain if such shares have been held for more than 12 months on the date of disposition. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of a Fund's shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Investments in Real Estate Investment Trusts

  The Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued in final form, but may apply retroactively, a portion of a Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of regulated investment companies, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. GCMG does not intend on behalf of SC-US to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

Backup Withholding

  Except as described below, the Funds are required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Foreign Shareholders

  U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

  Income Not Effectively Connected.

  If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. withholding tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see

"Taxation--Investments in Real Estate Investment Trusts," above)), which tax is generally withheld from such distributions.

     Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. withholding tax unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% withholding tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation--Backup Withholding," above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of a Fund and the five year period ending on the date of the disposition of those shares, the Fund was a "U.S. real property holding corporation" (and, if the shares of the Fund are regularly traded on an established securities market, the foreign shareholder held more than 5% of the shares of the Fund), in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a "U.S. real property holding corporation" if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities. The Funds do not expect to be treated as U.S. real property corporations under these rules, but no assurances can be given.

     Income Effectively Connected.

     If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

Special Tax Considerations

     The following discussion relates to the particular Federal income tax consequences of certain investment strategies of the Funds. A Fund that utilizes options, short sale and futures investment strategies will be somewhat limited by the requirements for its continued qualification as a regulated investment company under the Code, in particular the Distribution Requirement and the Asset Diversification Requirement.

     Straddles

     The options transactions that a Fund enters into may result in "straddles" for Federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Fund for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Fund must make in order to avoid Federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to Funds holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Funds are uncertain as to which (if any) of these elections they will make.

     Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to a Fund of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount which must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid Federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions.

     Options and Section 1256 Contracts

     The writer of a covered put or call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, options transactions that the Funds enter into, as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market entered into by SC-EUROPEAN, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss may be treated as ordinary income or loss. See "Foreign Currency Transactions" below. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of a Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of Section 1256 contracts that the Fund continued to hold. Investors should also note that
Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Fund must make to avoid Federal excise tax liability.

     A Fund may elect not to have the year-end marking-to-market rule apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts (the "Mixed Straddle Election").

     Foreign Currency Transactions

     In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether SC-EUROPEAN qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the Asset Diversification Requirement.

     Under Code Section 988 special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, SC-EUROPEAN may elect capital gain or loss treatment for such transactions. Alternatively, a Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general, gains or losses from a foreign currency transaction subject to Code Section 988 will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to Code Section 988 exceed other investment company taxable income during a taxable year, the Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be accredited as a return of capital to shareholders, thereby reducing each shareholder's basis in his shares.

     Conversion Transactions

     All or a portion of the capital gain from the disposition or other termination of any position that was part of a "conversion transaction" will generally be treated as ordinary income. A conversion transaction is a transaction, generally consisting of two or more positions taken with regard to the same or similar property, where substantially all of the taxpayer's return is attributable to the time value of the taxpayer's net investment in the transaction. A transaction, however, is not a conversion transaction unless it also satisfies one of the following four criteria: (1) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (2) the transaction is a straddle, within the meaning of Code
Section 1092 (treating stock as personal property); (3) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in regulations to be promulgated on a prospective basis by the Secretary of the Treasury.

     Subject to regulations to be promulgated by the Secretary of the Treasury, the amount of gain accredited as ordinary income generally shall not exceed the amount of interest that would have accrued on a Fund's net investment in the conversion transaction for the relevant period at a yield equal to 120% of the applicable federal rate as defined in Code Section 1274(d). Thus, to the extent that a Fund recognizes income from conversion transactions, shareholders will be taxed on all or a part of this income at ordinary rates.

     Constructive Sales of Certain Appreciated Financial Positions

     The Taxpayer Relief Act of 1997 added new Code Section 1259 which provides for constructive sale treatment for appreciated financial positions. Code
Section 1259 provides that if there is a "constructive sale" of an "appreciated financial position," the taxpayer recognizes gain as if such position were sold, assigned or otherwise terminated at its fair market value on the date of such constructive sale. The holding period of such position is deemed to begin on the date of such constructive sale and any gain or loss subsequently realized with respect to such position is to be adjusted for any gain taken into account by reason of the earlier constructive sale of such position.

     An appreciated financial position for this purpose means an interest, including a futures or forward contract, short sale, or option with respect to any stock, debt instrument or partnership interest if there would be gain if such position were sold, assigned or otherwise terminated at its fair market value. A forward contract for this purpose means a contract to deliver a substantially fixed amount of property for a substantially fixed price. An offsetting notional principal contract for this purpose means, with respect to any property, an agreement which includes a requirement to pay or provide credit for all or substantially all of the investment yield (including appreciation) on such property for a specified period and a right to be reimbursed for or receive credit for all or substantially all of any decline in the value of such property. An appreciated financial position, however, does not include any position which is marked to market for federal income tax purposes, nor does it include any position with respect to debt if (1) the debt unconditionally entitles the holder to receive a specified principal amount, (2) the interest payments (or other similar amounts) with respect to such debt are based on a fixed rate or certain variable rates or consist of a specified portion of interest payments on a pool of mortgages, which portion does not vary during the period the debt is outstanding, and (3) the debt is not convertible directly or indirectly into stock of the issuer or of any related person.

     A taxpayer is treated as having made a constructive sale of an appreciated financial position if the taxpayer or a related person (1) enters into a short sale of the same or substantially identical property, (2) enters into an offsetting notional principal contract with respect to the same or substantially identical property, (3) enters into a futures or forward contract to deliver the same or substantially identical property, (4) in the case of an appreciated financial position that is a short sale, a notional principal contract or a futures or forward contract with respect to any property, acquires the same or substantially identical property, or (5) to the extent provided in regulations, enters into one or more transactions or acquires one or more positions that have substantially the same effect as a transaction described in the preceding clauses (1) through (4). A person is related to another person with respect to a transaction if the relationship is described in Code Section 267(b) or Code
Section 707(b) and such transaction is entered into with a view toward avoiding the purposes of Code Section 1259. A constructive sale, however, does not include any contract for sale of any stock, debt instrument or partnership interest for which there is not a market on an established securities market or otherwise if the contract settles within one year after the date the contract was entered into. Also, a transaction which would otherwise be treated as a constructive sale in a taxable year is disregarded if (1) the transaction is closed before the end of the 30th day after the close of such taxable year, (2) the taxpayer holds the appreciated financial position throughout the 60 day period beginning on the date such transaction is closed and (3) at no time during such 60 day period is the taxpayer's risk of loss with respect to such position reduced by reason of the taxpayer (x) having an option to sell, having a contractual obligation to sell, or having made and not closed a short sale of, substantially identical property, (y) being the grantor of an option to buy substantially identical property or (z) under regulations, having diminished his risk of loss by holding one or more positions with respect to substantially similar or related property. This exception to constructive sale treatment applies even if the transaction which is closed is reestablished by a substantially similar transaction (which would also be a constructive sale of the position) entered into during the 60 day period beginning on the date the first transaction is closed, provided that the conditions in clauses (1) through
(3) in the preceding sentence are satisfied with respect to the substantially similar transaction.

     In general, Code Section 1259 applies to any constructive sale after June 8, 1997. However, if before June 9, 1997 the taxpayer entered into any transaction which is a constructive sale of any appreciated financial position and before the close of the 30 day period beginning on the date of the enactment of the Taxpayer Relief Act or before such later date as may be specified by the Secretary of the Treasury, such transaction and position are clearly identified in the taxpayer's records as offsetting, such transaction and position shall not be taken into account in determining whether any other constructive sale after June 8, 1997 has occurred. This transition rule ceases to apply as of the date such transaction is closed or the taxpayer ceases to hold such position.

     It is possible that a Fund may enter into some transactions which could constitute constructive sales of certain appreciated investments held by the Fund, which could have the affect of accelerating gain recognition with respect to such investments.

     Passive Foreign Investment Companies

     SC-EUROPEAN may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which SC-EUROPEAN held the PFIC stock. SC-EUROPEAN itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to SC-EUROPEAN's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though SC-EUROPEAN distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     SC-EUROPEAN may be able to elect alternative tax treatment with respect to PFIC stock. Under one such election, SC-EUROPEAN generally would be required to include in its gross income its earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by SC-EUROPEAN. SC-EUROPEAN's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject SC-EUROPEAN itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a mutual fund that does not invest in PFIC stock.

     Taxpayers may also elect to mark to market interests in a PFIC each year if stock in the PFIC is regularly traded on a national securities exchange which is registered with the Securities and Exchange Commission or the national market system established pursuant to section 11A of the Securities and Exchange Act of 1934, as amended. The Internal Revenue Service has the authority to write regulations to include other exchanges and to apply the mark to market rules to options and interests in foreign corporations that are comparable to regulated investment companies. Any gain or loss recognized under these rules will be ordinary income rather than capital gain. It is uncertain at this time whether the Funds will make the mark to market election permitted under these rules.

     The Internal Revenue Service previously had issued proposed regulations that would permit SC-EUROPEAN to elect (in lieu of paying deferred tax or making a QEF election) to mark-to-market annually any PFIC shares that it owned and to include any gains (but not losses) that it was deemed to realize as ordinary income. The Funds generally would not be subject to deferred Federal income tax on any gains that they were deemed to realize as a consequence of making a mark-to-market election, but such gains would be taken into account by the Funds for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement. The proposed regulations indicate that they would apply only prospectively, to taxable years ending after their promulgation as final regulations. It is unclear how the proposed regulations will be modified following the enactment of the mark to market rules in the Taxpayer Relief Act of 1997.

Foreign Income Tax

     Investment income received by SC-EUROPEAN from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which entitle SC-EUROPEAN to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of SC-EUROPEAN's assets to be invested in various countries is not known.

     If more than 50% of the value of SC-EUROPEAN's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, SC-EUROPEAN may elect to "pass through" to SC-EUROPEAN's shareholders the amount of foreign income taxes paid by SC-EUROPEAN (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by SC-EUROPEAN that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from SC-EUROPEAN for this purpose, shareholders will be required to allocate SC-EUROPEAN distributions according to the source of the income realized by SC-EUROPEAN. SC-EUROPEAN's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Moreover, shareholders will not be entitled to credit or deduct their allocable share of foreign taxes imposed on SC-EUROPEAN if they have not held their shares in SC-EUROPEAN for 16 days or more during the 30 day period beginning 15 days before shares in SC-EUROPEAN become ex-dividend. The holding period will be extended if the shareholder's risk of loss with respect to such shares is reduced by reason of holding an offsetting position. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by SC-EUROPEAN.

     For tax years beginning after 1997, a shareholder who is an individual can elect to utilize a simplified method of computing foreign tax credits if such individual's entire gross income for the taxable year from foreign sources consists of qualified passive income and such individual's creditable foreign taxes during the year do not exceed $300 ($600 if a joint return is filed). Under the simplified method, an individual can claim a foreign tax credit without regard to the amount of his or her foreign source income, but the individual cannot carry foreign tax credits back or forward from such year or to such year. The simplified method should be available to individual shareholders with respect to their share of taxes of SC-EUROPEAN.

Other Taxation

     Shareholders of the Funds may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular state and local tax consequences to them of an investment in a Fund.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

     Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares Incorporated. On June 30, 1998, its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

     SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs' shares have no preemptive, conversion, exchange or redemption rights. Each share of each class of SC-US and SC-EUROPEAN has equal voting, dividend, distribution and liquidation rights. All shares of SC-REMFs, when duly issued, are fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in SC-REMFs' Articles of Incorporation and By-Laws which have been filed with the SEC as exhibits to the registration statement of which this Statement of Additional Information is a part.

     SC-REMFs' Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-REMFs' stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of two investment portfolios, each with two classes of shares: Class I shares and Class R shares; SC-US and SC-EUROPEAN Class I shares are offered to investors whose initial minimum investment is $250,000 and Class R shares are available for purchase by all other eligible investors. Class I shares and Class R shares offer different services to shareholders and incur different expenses. Each class pays its proportionate share of SC-REMFs' expenses.

     SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.


  As December 31, 1998, SC REALTY owned 89.98% of the issued and outstanding shares of SC-US, and 99.91% of the issued and outstanding shares of SC-EUROPEAN. In each case, SC REALTY owns Class I shares only. SC REALTY is a corporation organized under Nevada law which is wholly-owned by Security Capital, a Maryland corporation.

  As of December 31, 1998, the officers and directors of SC-REMFs, as a group, owned less than 1% of the issued and outstanding shares of either SC-US or SC-EUROPEAN. As of that date, the following persons owned of record 5% of each Fund's outstanding shares:

                                                 Amount and Nature
                       Name and Address of         of Beneficial
Title of Class           Beneficial Owner            Ownership      Percent of Class
-----------------  ----------------------------  -----------------  -----------------
SC-US - Class I    SC REALTY Incorporated            8,679,603.586             94.20%
                   3753 Howard Hughes Parkway
                   Las Vegas, Nevada 89109-0952

SC-EUROPEAN -      SC REALTY Incorporated              590,196.078             99.91%
Class I            3753 Howard Hughes Parkway
                   Las Vegas, Nevada 89109-0952

  Because SC REALTY owns 99.91% of the issued and outstanding shares of SC-EUROPEAN and 89.98% of the issued and outstanding shares of SC-US, SC REALTY controls the Funds for purposes of the 1940 Act. The effect of SC REALTY's ownership of a controlling interest in the Funds and, therefore, SC-REMFs, is to dilute the voting power of other shareholders. SC REALTY does not anticipate that its initial control of the Funds will adversely effect the rights of future shareholders.

                            PERFORMANCE INFORMATION

  From time to time, a Fund may quote its total return in advertisements or in reports and other communications to shareholders. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

Average Annual Total Return

  A Fund's "average annual total return" figures described in the Prospectus are computed according to a formula. The formula can be expressed as follows:

                               P(1 + T)/n/ = ERV

Where:     P     =    a hypothetical initial payment of $1,000.
           T     =    average annual total return.
           n     =    number of years.
           ERV   =    Ending Redeemable Value of a hypothetical $1,000
                      investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Aggregate Total Returns

     A Fund's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in a Fund for the specified period and is computed by the following formula.

                       Aggregate Total Return =   (ERV-P)
                                                  -------
                                                     P

Where:  P    =  a hypothetical initial payment of $1,000.

        ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period or at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Yield

     Quotations of yield for a Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b + 1)/6/-1]
                                      ---
                                      cd

Where:  a   =  dividends and interest earned during the period.
        b   =  expenses accrued for the period (net of reimbursements).
        c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends.
        d   =  the maximum offering price per share on the last day of the period.


     In reports or other communications to shareholders of a Fund or in advertising materials, a Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. A Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole--the beta--or in absolute terms--the standard deviation.)

                      COUNSEL AND INDEPENDENT ACCOUNTANTS

     Legal matters in connection with the issuance of the shares of SC-REMFs offered hereby will be passed upon by Mayer, Brown & Platt, 2000 Pennsylvania Ave., NW, Washington, DC, 20006, which will rely as to certain matters of Maryland law on [__________________________________].

     Arthur Andersen LLP has been appointed as independent accountants for SC-REMFs to audit SC-REMFs' annual financial statements.

                              FINANCIAL STATEMENTS

     The audited Financial Statements of Security Capital U.S. Real Estate Shares Incorporated for the period January 1, 1998 through December 31, 1998, are included herein. [To be filed by amendment.]

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P's RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A:   Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B:   Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C:   The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI:    The rating 'CI' is reserved for income bonds on which interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:   Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:   Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:    Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:   Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F1+.'

A:   Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B:   Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C:   Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

            Security Capital Real Estate Mutual Funds Incorporated

                                   Form N-1A

                          Part C -- Other Information


Item 23.  Financial Statements and Exhibits.

     (a)  Financial Statements.

          [All required financial statements to be filed by amendment.]

     (b)  Exhibits:

          A list of exhibits filed herewith is contained on the Exhibit Index which immediately precedes such exhibits and is incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

     Following is a list of entities that for purposes of the Investment Company Act of 1940 are controlled by or under common control with Security Capital Real Estate Mutual Funds Incorporated:

                                                  Jurisdiction of
Name                                               Organization                    Basis of Control
----------------------------------------------    ---------------    --------------------------------------------
Security Capital Group Incorporated ("Group")     Maryland           No entity controls Group
SC REALTY Incorporated ("SC REALTY")              Nevada             Ownership by Group of 100% of voting
                                                                     securities
Security Capital Preferred Growth Incorporated    Maryland           Ownership by SC REALTY of 10.96% of
("SCPG")                                                             voting securities
Harbor Capital Incorporated                       Delaware           Ownership by SCPG of 100% of voting
                                                                     securities
Security Capital U.S. Realty                      Luxembourg         Ownership by SC Realty of 35.0% of
("U.S. Realty")                                                      outstanding voting securities
East Mixed-Use Realty Investors Trust             Maryland           Ownership by U.S. Realty of 50% of voting
                                                                     securities
West Mixed-Use Realty Investors Trust             Maryland           Ownership by U.S. Realty of 50% of voting
                                                                     securities
Midwest Mixed-Use Realty Investors Trust          Maryland           Ownership by U.S. Realty of 50% of voting
                                                                     securities
Security Capital Investment Research              Delaware           Ownership by Group of 100% of voting
Incorporated ("Investment Research")                                 securities
Security Capital U.S. Real Estate                 Maryland           Ownership by SC REALTY of 96.19% of
Shares Incorporated                                                  voting securities
Security Capital EuroPacific Real Estate          Maryland           Ownership by SC REALTY of 100% of voting
Shares Incorporated                                                  securities
Security Capital European Realty ("SICAF")        Luxembourg         Ownership by SC REALTY of 34.5% of voting
                                                                     securities
City & West End Properties S.A.                   Luxembourg         Ownership by SICAF of 99.29% of voting
                                                                     securities
City & West End Property Investments SARL         Luxembourg         Ownership by City & West End Properties S.A.
                                                                     of 100% of voting securities

                                                 Jurisdiction of
                    Name                          Organization                    Basis of Control
---------------------------------------------    ---------------    ---------------------------------------------
City & West End Services Limited                 United Kingdom     Ownership by City & West End Property
                                                                    Investments SARL of 100% of voting securities
City & West End Developments Limited             United Kingdom     Ownership by City & West End Property
                                                                    Investments SARL of 100% of voting securities
City & West End Management Limited               United Kingdom     Ownership by City & West End Property
                                                                    Investments SARL of 100% of voting securities
Akeler S.A.                                      Luxembourg         Ownership by SICAF of 94.16% of voting
                                                                    securities
Akeler Property Investments SARL                 Luxembourg         Ownership by Akeler S.A.  of 100% of voting
                                                                    securities
Akeler Services Limited                          United Kingdom     Ownership by Akeler Property Investments
                                                                    SARL of 100% of voting securities
Akeler Developments Limited                      United Kingdom     Ownership by Akeler Property Investments
                                                                    SARL of 100% of voting securities
Akeler Management Limited                        United Kingdom     Ownership by Akeler Property Investments
                                                                    SARL of 100% of voting securities
BelmontCorp. ("Belmont")                         Maryland           Ownership by Group 100% of voting securities
Belmont One Corporation ("Belmont One")          Delaware           Ownership by Belmont of 100% of voting
                                                                    securities
Belmont Two Corporation ("Belmont Two")          Delaware           Ownership by Belmont of 100% of voting
                                                                    securities
Belmont Village L.P.                             Delaware           Ownership by Belmont One of 1% general
                                                                    partnership interest and ownership by Belmont
                                                                    Two of 99% limited partnership interest
Security Capital BVI Holdings Incorporated       Maryland           Ownership by Group of 100% of voting
                                                                    securities
SCGPB Incorporated                               British Virgin     Ownership by Security Capital  BVI Holdings
                                                 Islands            of 100% of voting securities
Security Capital Global Capital Management       Delaware           Ownership by Investment Research of 100% of
Group Incorporated                                                  voting securities
Security Capital Global Capital Management       Delaware           Ownership by Security Capital Global Capital
Group (Asia) Incorporated                                           Management Group Incorporated of 100%
                                                                    voting securities
Security Capital Global Strategic Group          Maryland           Ownership by Investment Research of 100% of
Incorporated                                                        voting securities
Security Capital Real Estate Research Group      Maryland           Ownership by Investment Research 100% of
Incorporated                                                        voting securities
Security Capital  Financial Services             Delaware           Ownership by Group of 100% of voting
Group Incorporated ("Financial Services")                           securities
SC Group Incorporated                            Texas              Ownership by Financial Services of 100% of
                                                                    voting securities
Coast Services Incorporated                      Maryland           Ownership by SC Group Incorporated of 100%
                                                                    of voting securities
Security Capital Markets Group Incorporated      Delaware           Ownership by Financial Services of 100% of
                                                                    voting securities
Strategic Hotel Capital Incorporated ("SHCI")    Delaware           Ownership by SC REALTY of 30.43% of
                                                                    voting securities


                                                  Jurisdiction of
                      Name                         Organization                 Basis of Control
------------------------------------------------  ---------------  -------------------------------------------
Strategic Hotel Funding LLC ("SHF")               Delaware         Ownership by SHCI of 100% of voting
                                                                   securities
ES Philadelphia Airport Joint Venture             Pennsylvania     Ownership by Strategic Hotel Funding LLC of
                                                                   90% of voting securities
GH Inn LLC                                        Illinois         Ownership by Strategic Hotel Funding LLC of
                                                                   50% of voting securities
Imobilaris National Mexicana, S.A.  de C.V.       Mexico           Ownership by Propanmer South DC CU.  of
                                                                   99.99% of voting securities
Padres Place Hotel Ventura                        Louisiana        Ownership by Strategic Hotel Funding LLC of
                                                                   1% of voting securities
Propanmex S.A.  de C.V.                           Mexico           Ownership by SHC Mexico Holdings
                                                                   Incorporated of 99.99% of voting securities
SHC Burbank LLC                                   Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   100% of voting securities
SHC Mortgage Incorporated                         Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   100% of voting securities
SHC Paris - 1 LLC                                 Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   100% of voting securities
SHC Paris - 2 LLC                                 Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   100% of voting securities
SHC Paris - 3 LLC                                 Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   100% of voting securities
SHC Paris - 4 LLC                                 Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   100% of voting securities
SHCI Santa Monica Beach Hotel, L.L.C.             Delaware         Ownership by Strategic Hotel Funding, LLC of
                                                                   100% of voting securities
SHC Paris - 5 LLC                                 Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   100% of voting securities
SHC Paris - 6 LLC                                 Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   100% of voting securities
SHC Phoenix I LLC                                 Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   60.5% of voting securities
SHC Phoenix II LLC                                Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   39.5% of voting securities
SHC Rancho LLC                                    Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   99% of voting securities
SHC Santa Clara LLC                               Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   99% of voting securities
SHC Westward Look LLC                             Delaware         Ownership by Strategic Hotel Funding LLC of
                                                                   100% of voting securities
Strategic Hotel Capital Limited Partnership       Delaware         Ownership by SHF of 72.86% of voting
                                                                   securities
SHC Holdings LLC                                  Delaware         Ownership by SHF of 100% of voting
                                                                   securities
SHC Philadelphia LLC                              Delaware         Ownership by SHF of 100% of voting
                                                                   securities

                                                Jurisdiction of
            Name                                 Organization                 Basis of Control
------------------------                        ---------------          --------------------------
SHC Laguna Niguel LLC                             Delaware         Ownership by SHF of 100% of voting
                                                                   securities
SHC Capitol LLC                                   Delaware         Ownership by SHF of 100% of voting
                                                                   securities
SHC Westport Inn LLC                              Delaware         Ownership by SHF of 100% of voting
                                                                   securities
SHC Westport Plaza LLC                            Delaware         Ownership by SHF of 100% of voting
                                                                   securities
SHC  Mexico Holdings Incorporated                 Delaware         Ownership by SHF of 100% of voting
                                                                   securities
Security Capital (EU) Management Holdings         Luxembourg       Ownership by  Group of 100% of voting
 S.A.                                                              securities
Security Capital  (EU) Management Group S.A.      Belgium          Ownership by Security Capital European
                                                                   Services S.A.  of 100% of voting securities
Security Capital European Realty Management       Luxembourg       Ownership by Security Capital (EU)
 S.A.                                                              Management Holdings S.A.  of 100% of voting
                                                                   securities
Security Capital U.S. Realty Management S.A.      Luxembourg       Ownership by Security Capital (EU)
                                                                   Management Holdings S.A.  of 100% of voting
                                                                   securities
Security Capital (UK) Management Limited          United Kingdom   Ownership by Security Capital  (EU)
                                                                   Management Holdings S.A.  of 100% of voting
                                                                   securities
Security Capital European Services S.A.           Luxembourg       Ownership by Security Capital  (EU)
                                                                   Management Holdings S.A.  of 100% of voting
                                                                   securities
Security Capital U.S. Realty Management           United Kingdom   Ownership by Security Capital (UK)
 Limited                                                           Management Limited of 100% of voting
                                                                   securities
Security Capital European  Realty Management      United Kingdom   Ownership by Security Capital (UK)
 Limited                                                           Management Limited of 100% of voting
                                                                   securities
Security Capital Markets Group Limited            United Kingdom   Ownership by Security Capital (UK)
                                                                   Management Limited of 100% of voting
                                                                   securities
Security Capital Global Capital Management        Belgium          Ownership by Security Capital (EU)
 Group (Europe) S.A.                                               Management Holdings S.A.  of 100% of voting
                                                                   securities
CarrAmerica Realty Corporation                    Delaware         Ownership by U.S. Realty of 42.9% of
                                                                   voting securities
Storage USA, Inc.                                 Tennessee        Ownership by U.S. Realty of 42.3% of
                                                                   voting securities
Regency Realty Corporation                        Florida          Ownership by U.S. Realty of 46% of
                                                                   voting securities
Pacific Retail Trust                              Maryland         Ownership by U.S. Realty of 74.2% of
                                                                   voting securities
UGPT - Skypark, Inc.                              Delaware         Ownership by Urban Growth Property Trust  of
                                                                   100% of voting securities

                                                  Jurisdiction of
                      Name                         Organization                   Basis of Control
------------------------------------------------  ---------------  -----------------------------------------------
Urban Growth Property Trust                       Maryland         Ownership by US Realty of 98.4% of
                                                                   voting securities
Urban Growth Property Limited Partnership         Delaware         Sole general partnership interest owned by
                                                                   Urban Growth Property Trust
LWP Associates LLC                                Delaware         Ownership by Urban Growth Property Limited
                                                                   Partnership of 50% of voting securities
Van Wells Realty Company, LLC                     Delaware         Ownership by Urban Growth Property Limited
                                                                   Partnership 50% of voting securities
City Center Retail Trust                          Maryland         Ownership by U.S. Realty of 99% of
                                                                   voting securities
City Center Retail Trust/McCaffrey                Delaware         Sole general partnership interest owned by
 Developments, L.P.                                                City
                                                                   Center Retail Trust
CCRT I Incorporated                               Delaware         Ownership by City Center Retail Trust of 100%
                                                                   of voting securities
CCRT II Incorporated                              Delaware         Ownership by City Center Retail Trust of 100%
                                                                   of voting securities
CCRT McCaffrey Developments LLC                   Delaware         Ownership by CCRT/McCaffrey Develop-
                                                                   ments L.P.  of 100% of voting securities
Interparking Incorporated                         Maryland         Ownership by US Realty of 9.4% of
                                                                   voting securities
NPC-1 Incorporated                                Maryland         Ownership by Interparking Incorporated of
                                                                   100% of voting securities
CWS Communities Trust                             Maryland         Ownership by US Realty of 96.4% of voting
                                                                   securities
CWS Communities L.P.                              Delaware         Sole general partnership interest owned by
                                                                   CWS Communities Trust
CWS Communities Incorporated                      Delaware         Ownership by Security Capital Holdings S.A.
                                                                   of 100% of voting securities
CWS Management Services Incorporated              Delaware         Ownership by Security Capital Holdings S.A.
                                                                   of 100% of voting shares
ProLogis Trust ("PLD")                            Maryland         Ownership by SC REALTY of 40.55% of
                                                                   voting securities
International Industrial Investments Inc.         Maryland         Ownership by PLD of 100% of voting
                                                                   securities
PLD Logistar International Incorporated           Delaware         Ownership by PLD of 100% of voting
                                                                   securities
ProLogis Management Services Incorporated         Delaware         Ownership by PLD of 100% of voting
                                                                   securities
Logistar - Netherlands I SARL                     Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar France SARL I                            Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar SARL                                     Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar BV                                       Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities


                                                  Jurisdiction of
                      Name                         Organization             Basis of Control
------------------------------------------------  ---------------  ----------------------------------
Security Capital Logistar International Fund      Luxembourg       Ownership by PLD of 100% of voting
 SCA                                                               securities
SCI Logistar Management SARL                      Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar Germany SARL                             Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar Italy SARL                               Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar Belgium SARL                             Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar Netherlands II SARL                      Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar U.K.  SARL                               Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar Poland SARL                              Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar Spain SARL                               Luxembourg       Ownership by PLD of 100% of voting
                                                                   securities
Logistar France SAS                               Netherlands      Ownership by PLD of 100% of voting
                                                                   securities
Logistar France SARL                              Netherlands      Ownership by PLD of 100% of voting
                                                                   securities
Logistar Netherlands SARL                         Netherlands      Ownership by PLD of 100% of voting
                                                                   securities
Logistar Czech Republic SARL                      Netherlands      Ownership by PLD of 100% of voting
                                                                   securities
Logistar France BV                                Netherlands      Ownership by PLD of 100% of voting
                                                                   securities
Logistar Spain BV                                 Netherlands      Ownership by PLD of 100% of voting
                                                                   securities
CS Integrated LLC ("CSI")                         Delaware         Ownership by PLD of 100% of voting
                                                                   securities
Enterprise Refrigerated Services LLC              Delaware         Ownership by CSI of 100% of voting securities
CS Integrated Retail Services LLC                 Delaware         Ownership by CSI of 100% of voting securities
CS Integrated-Texas Limited Partnership           Delaware         Ownership by CSI of 100% of voting securities
CS Integrated Investment Management LLC           Delaware         Ownership by CSI of 100% of voting securities
CS Integrated Investments Southwest LLC           Delaware         Ownership by CSI of 100% of voting securities
ProLogis Logistics Services Incorporated          Delaware         Ownership by PLD of 100% of voting
                                                                   securities
1440 Goodyear Partners                            Texas            Sole general partnership interest owned by
                                                                   ProLogis Limited Partnership-II
Red Mountain Joint Venture                        Texas            General partnership interest owned
                                                                   by PLD
ProLogis Limited Partnership-I                    Delaware         Sole general partnership interest owned
                                                                   by PLD


                                                  Jurisdiction of
                      Name                         Organization                    Basis of Control
------------------------------------------------  ---------------  -----------------------------------------------
ProLogis Limited Partnership-II                   Delaware         Sole general partnership interest owned
                                                                   by PLD
ProLogis Limited Partnership-III                  Delaware         Sole general partnership interest owned
                                                                   by PLD
ProLogis Limited Partnership-IV                   Delaware         Sole general partnership interest owned
                                                                   by ProLogis IV, Inc.
ProLogis IV, Inc.                                 Delaware         Ownership by PLD of 100% of voting
                                                                   securities
ProLogis Management Incorporated                  Delaware         Ownership by PLD of 100% of voting
                                                                   securities
ProLogis--Alabama (1) Incorporated                Maryland         Ownership by PLD of 100% of voting
                                                                   securities
ProLogis--Alabama (2) Incorporated                Maryland         Ownership by PLD of 100% of voting
                                                                   securities
ProLogis Alabama Industrial Trust                 Alabama          Ownership of 100% of voting securities
                                                                   by ProLogis--Alabama (1) Incorporated
                                                                   and ProLogis--Alabama (2) Incorporated
ProLogis--North Carolina (1) Incorporated         Maryland         Ownership by PLD of 100% of voting
                                                                   securities
ProLogis--North Carolina (2) Incorporated         Maryland         Ownership by PLD of 100% of voting
                                                                   securities
ProLogis--North Carolina Limited Partnership      Delaware         Sole general partnership interest owned
                                                                   by ProLogis--North Carolina (1)
                                                                   Incorporated
ProLogis Houston Holdings Inc.                    Delaware         Ownership by PLD of 100% of voting
                                                                   securities
Frigoscandia SA                                   Luxembourg       Ownership by PLD of 100% of preferred
                                                                   securities
Frigo Sari                                        Luxembourg       Ownership by PLD of 100% of preferred
                                                                   securities
ProLogis Mexico Industrial Trust                  Maryland         Ownership of PLD of 100% of common
                                                                   securities
SCI De Mexico SA DE CV                            Mexico           Ownership by ProLogis-DS Mexico of 100% of
                                                                   voting securities
ProLogis Development Services Incorporated        Delaware         Ownership by PLD of 100% of voting
                                                                   securities
SCI-DS Mexico Incorporated                        Maryland         Ownership by ProLogis Development Services
                                                                   100% of voting securities
Archstone Communities Trust ("ASN")               Maryland         Ownership by SC REALTY of 38.17% of
                                                                   voting securities
Archstone Communities Incorporated                Delaware         Ownership by ASN of 100% of
                                                                   voting securities
SCA Florida Holdings (1) Incorporated             Florida          Ownership by ASN of 100% of
                                                                   voting securities
Atlantic-Tennessee Limited Partnership            Delaware         Ownership by SCA (3) and SCA (4)of 100% of
                                                                   voting securities


                                                  Jurisdiction of
                      Name                         Organization                   Basis of Control
------------------------------------------------  ---------------  -----------------------------------------------
SCA Tennessee (3) Incorporated                    Maryland         Ownership by ASN of 100% of voting
                                                                   securities
SCA Tennessee (4) Incorporated                    Maryland         Ownership by ASN of 100% of voting
                                                                   securities
Atlantic--Alabama (3) Incorporated                Delaware         Ownership by ASN of 100% of
                                                                   voting securities
Atlantic--Alabama (4) Incorporated                Delaware         Ownership by ASN of 100% of
                                                                   voting securities
Atlantic Alabama Multifamily Trust                Alabama          Ownership of 99.0% of voting securities
                                                                   by Atlantic--Alabama (3) and
                                                                   Atlantic--Alabama (4) Incorporated
Atlantic--Alabama (5) Incorporated                Maryland         Ownership by ASN of 100% of voting
                                                                   securities
Atlantic--Alabama (6) Incorporated                Maryland         Ownership by ASN of 100% of voting
                                                                   securities
SCA Florida Holdings (2) Incorporated             Delaware         Ownership by ASN of 100% of voting
                                                                   securities
SCA Alabama Multifamily Trust                     Alabama          Ownership by Atlantic-Alabama (6)
                                                                   Incorporated of  100% of voting securities
SCA--South Carolina (1) Incorporated              Maryland         Ownership by ASN of 100% of
                                                                   voting securities
SCA--North Carolina (1) Incorporated              Maryland         Ownership by ASN of 100% of
                                                                   voting securities
SCA North Carolina (2) Incorporated               Maryland         Ownership by ASN of 100% of
                                                                   voting securities
SCA North Carolina Limited Partnership            Delaware         Sole general partnership interest owned
                                                                   by SCA--North Carolina (1) Incorporated
SCA--Indiana Limited Partnership                  Delaware         Sole general partnership interest owned
                                                                   by SCA--North Carolina (1) Incorporated
SCA--Tennessee Limited Partnership                Delaware         Sole general partnership interest owned
                                                                   by SCA--Tennessee (1) Incorporated
SCA--Tennessee (1) Incorporated                   Maryland         Ownership by ASN of 100% of
                                                                   voting securities
SCA--Tennessee (2) Incorporated                   Maryland         Ownership by ASN of 100% of
                                                                   voting securities
Security Capital Atlantic Multifamily Inc.        Delaware         Ownership by ASN of 100% of
                                                                   voting securities
Archstone Communities Incorporated                Delaware         Ownership by ASN of 100% of voting
                                                                   securities
SCP Nevada Holdings 1 Incorporated                Nevada           Ownership by ASN of 100% of voting
                                                                   securities
SCP Utah Holdings 1 Incorporated                  Utah             Ownership by ASN of 100% of voting
                                                                   securities
SCP Utah Holdings 2 Incorporated                  Utah             Ownership by ASN of 100% of voting
                                                                   securities
SCP Utah Holdings 4 Incorporated                  Utah             Ownership by ASN of 100% of voting
                                                                   securities


                                                  Jurisdiction of
                      Name                         Organization             Basis of Control
------------------------------------------------  ---------------  ----------------------------------
SCP Utah Holdings 5 Incorporated                  Utah             Ownership by ASN of 100% of voting
                                                                   securities
PTR Multifamily Holdings Incorporated             Delaware         Ownership by ASN of 100% of voting
                                                                   securities
Spectrum Apartment Locators Inc.                  Texas            Ownership by ASN of 100% of voting
                                                                   securities
Las Flores Development Company                    Texas            Ownership by ASN of 100% of voting
                                                                   securities
PTR Holdings (Texas) Incorporated                 Texas            Ownership by ASN of 100% of voting
                                                                   securities
PTR-California Holdings (1) Incorporated          Maryland         Ownership by ASN of 100% of voting
                                                                   securities
Archstone Financial Services, Inc.                Delaware         Ownership by ASN of 100% of voting
                                                                   securities
PTR-California Holdings (2) Incorporated          Maryland         Ownership by ASN of 100% of voting
                                                                   securities
PTR-California Holdings (3) Incorporated          Delaware         Ownership by ASN of 100% of voting
                                                                   securities
PTR-New Mexico (1) Incorporated                   Delaware         Ownership by ASN of 100% of voting
                                                                   securities
Homestead Village Incorporated                    Maryland         Ownership by SC REALTY (including its
                                                                   subsidiaries) of 39.67% of voting
                                                                   securities
KC Homestead Village Redevelopment                Missouri         Ownership by Homestead Village
 Corporation                                                       Incorporated of 100% of voting
                                                                   securities
Missouri Homestead Village Incorporated           Maryland         Ownership by Homestead Village
                                                                   Incorporated of 100% of voting
                                                                   securities
Atlantic Homestead Village Limited                Delaware         Sole general partnership interest owned
 Partnership                                                       by Atlantic Homestead Village (1)
                                                                   Incorporated
Atlantic Homestead Village (1) Incorporated       Maryland         Ownership by Homestead Village
                                                                   Incorporated of 100% of voting
                                                                   securities
Atlantic Homestead Village (2) Incorporated       Maryland         Ownership by Homestead Village
                                                                   Incorporated of 100% of voting
                                                                   securities
PTR Homestead Village (1) Incorporated            Maryland         Ownership by Homestead Village
                                                                   Incorporated of 100% of voting
                                                                   securities
PTR Homestead Village (2) Incorporated            Maryland         Ownership by Homestead Village
                                                                   Incorporated of 100% of voting
                                                                   securities
Homestead  Alabama Incorporated                   Alabama          Ownership by Homestead Village of 100% of
                                                                   voting securities

                                                  Jurisdiction of
Name                                               Organization                   Basis of Control
------------------------------------------------  ---------------  -----------------------------------------------

BTW Incorporated                                  Delaware         Ownership by Homestead Village
                                                                   Incorporated of 100% of voting
                                                                   securities

Homestead Village Management Incorporated         Delaware         Ownership by Homestead Village
                                                                   Incorporated of 100% of voting
                                                                   securities

PTR Homestead Village Limited Partnership         Delaware         Sole general partnership interest owned
                                                                   by PTR Homestead Village (1)
                                                                   Incorporated

BTW II Incorporated                                                Ownership by Homestead Village
                                                                   Incorporated of 100% of voting
                                                                   securities

BTW III Incorporated                              Delaware         Ownership by Homestead Village Incorporated
                                                                   of 100% of voting securities

HVI Trust                                         Maryland         Ownership by Homestead Village
                                                                   Incorporated of 100% of voting
                                                                   securities

Item 25. Indemnification.

     Reference is made to Article Eighth of the Registrant's Articles of Incorporation, incorporated by reference to SC-REMFs' Registration Statement on Form N-1A (File Nos. 333-20649 and 811-8033), filed with the Securities and Exchange Commission on January 29, 1997.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to its Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser.

     See "Management of SC-REMFs" in the Statement of Additional Information regarding the business of Security Capital Global Capital Management Group Incorporated ("GCMG") and Security Capital Global Capital Management Group (Europe) S.A. ("GCMG-Europe").

     Set forth below is a list of each director and officer of GCMG and GCMG-Europe indicating each other business, profession, vocation, or employment of a substantial nature in which such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of directors, officer, partner, or trustee. Unless otherwise specified, the principal business address of GCMG is 11 South LaSalle Street, Chicago, Illinois 60603 and the principal business address of GCMG-Europe is Boulevard de la Woluwe 34, Brussels, Belgium.


               Security Capital Global Capital Management Group Incorporated

Name                     Title(s)                            Principal Occupations
Anthony R. Manno Jr.     President and Managing Director     Chairman of the Board, Managing
                                                             Director and President SC-REMFs

Kenneth D. Statz         Managing Director                   Senior Vice President, GCMG,
                                                             Managing Director, SC-REMFs

Daniel F. Miranda        Executive Vice President and
                         Managing Director

John H. Gardner, Jr.     Managing Director                   Director and Managing Director,
                                                             SC-REMFs; Previously, Senior
                                                             Vice President, Security Capital
                                                             Group Incorporated

Jeffrey C. Nellessen     Vice President, Secretary and       Vice President, Treasurer and
                         Treasurer                           Assistant Secretary, SC-REMFs

Joshua D. Goldman        Vice President                      Previously, Associate with
                                                             Sonnenschein, Nath & Rosenthal

Albert D. Adriani        Vice President                      Previously, Vice President,
                                                             Security Capital (UK) Investment
                                                             Management

William Scott Hartman    Vice President                      Previously, Vice President,
                                                             Security Capital Atlantic
                                                             Incorporated

Paul Froning             Vice President                      Previously, Associate, Lazard
                                                             Freres Real Estate Investors

Kevin Bedell             Senior Vice President               Senior Vice President, SC-REMFs

David E. Rosenbaum       Vice President                      Previously, Analyst, Associate and
                                                             Vice President, Lazard Freres &
                                                             Company

               Security Capital Global Capital Management Group (Europe) S.A.

Name                     Title(s)                            Principal Occupations

Gerios J.M. Rovers       Vice President                      Previously, Vice President,
                                                             Security Capital (EU) Management
                                                             Group, S.A.

Todd Mansfield           Director                            Managing Director, Security
                                                             Capital Global Realty; Previously,
                                                             Managing Director, Security
                                                             Capital Global Strategic Group
                                                             Incorporated

Jeremy J. Plummer        Director                            Managing Director, Security
                                                             Capital Strategic Group
                                                             Incorporated, SPP Investment
                                                             Management


                                                    Incorporated, SPP Investment
                                                    Management
Item 27. Principal Underwriter.

     (a) Security Capital Markets Group Incorporated ("Capital Markets"), the principal distributor for the Funds' securities, does not currently act as principal underwriter or distributor for any other investment company.

     (b) The table below sets forth certain information as to Capital Markets' Directors, Officers and Control Persons:

   Name and Principal                  Positions and Offices              Positions and Offices
    Business Address                     with Underwriter                    with Registrant
-------------------------  ---------------------------------------------  ---------------------
Lucinda G.  Marker*        President                                              None
K.  Scott Canon**          Director and Senior Vice President                     None
Jeffrey A.  Klopf*         Director, Secretary and Senior Vice President          None
Gerard de Gunzburg***      Senior Vice President                                  None
Mary R. McCarthy***        Senior Vice President                                  None
Garett C.  House**         Senior Vice President                                  None
Donald E.  Suter**         Managing Director                                      None
Robert H.  Fippinger*      Vice President                                         None
Joanna L. Rupp**           Vice President                                         None
Mark P. Peppercorn****     Vice President                                         None
George W. Ahl***           Vice President                                         None
Nansie J. Bernard**        Vice President                                         None
Leanne L. Gallagher**      Vice President                                         None

* Principal business address is 125 Lincoln Avenue, Santa Fe, New Mexico, 87501.

** Principal business address is 11 South LaSalle Street, Chicago, Illinois
60603.

*** Principal business address is 399 Park Avenue, 23rd Floor, New York, NY
10022.

**** Principal business address is 4410 Rosewood Drive, Pleasanton, California 94588

     (c) Not Applicable.


Item 28. Location of Accounts and Records.

     Certain of the records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by SC-REMFs' Investment Adviser and Administrator, Security Capital Global Capital Management Group Incorporated, 11 South LaSalle Street, Chicago, Illinois 60603. The remainder of such records are maintained by State Street Bank & Trust Company, the Funds' Sub-Administrator, 225 Franklin Street, Boston, Massachusetts 02101.

Item 29. Management Services.

     There are no management-related service contracts not discussed in Part A or Part B.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this amendment to its Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 1st day of March, 1999.

SECURITY CAPITAL REAL ESTATE
MUTUAL FUNDS INCORPORATED


By: /s/ Anthony R. Manno Jr.
    -----------------------------------------
    Anthony R.  Manno Jr.
    Chairman, Managing Director and President

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement of Security Capital Real Estate Mutual Funds Incorporated has been signed below by the following persons in the capacities and on the 1st day of March, 1999.

          Signature                     Capacity                  Date
-----------------------------  ---------------------------  -----------------
                               Chairman, Managing           March 1, 1999
-----------------------------  Director and President
  /s/ Anthony R. Manno Jr.
-----------------------------
 Anthony R.  Manno Jr.

  /s/ Jeffrey C.  Nellessen    Principal Financial Officer  March 1, 1999
-----------------------------
 Jeffrey C.  Nellessen

  /s/ Jeffrey C.  Nellessen    Comptroller                  March 1, 1999
-----------------------------
 Jeffrey C.  Nellessen


  /s/ Stephen F. Kasbeer       Director                     March 1, 1999
-----------------------------
 Stephen F.  Kasbeer

  /s/ Anthony R. Manno Jr.     Director                     March 1, 1999
-----------------------------
 Anthony R.  Manno Jr.

  /s/ George F. Keane          Director                     March 1, 1999
-----------------------------
 George F.  Keane


  /s/ Robert H. Abrams         Director                     March 1, 1999
-----------------------------
 Robert H.  Abrams

  /s/ John H. Gardner, Jr.     Director                     March 1, 1999
-----------------------------
 John H. Gardner, Jr.

                                 EXHIBIT INDEX


Exhibit  No.                          Description
------------    ---------------------------------------------------------------
   1*           Articles of Incorporation.

   1(a)****     Articles of Amendment dated December 16, 1997.

   1(b)****     Articles of Amendment dated June 30, 1998.

   1(c)****     Articles Supplementary dated June 30, 1998.

   1(d)         Articles Supplementary dated December 31, 1998.

   2(a)*        By-Laws.

   2(b)***      Amended By-Laws.

   5(a)         Investment Advisory Agreement (SC-US).

   5(b)         Investment Advisory Agreement (SC-EUROPEAN).

   5(c)         Sponsorship Agreement (SC-US).

   5(d)         Sponsorship Agreement (SC-EUROPEAN).

   5(e)         Extension of Sponsorship Agreement (SC-EUROPEAN).

   5(f)         Sub-Advisory Agreement (SC-EUROPEAN).

   6(a)         Distribution and Servicing Agreement (SC-US).

   6(b)         Distribution and Servicing Agreement (SC-EUROPEAN).

   8(a)         Custodian Agreement.

   9(a)         Transfer Agency and Service Agreement.

   9(b)         Fund Accounting and Administration Agreement.

   9(c)         Sub-Administration Agreement.

  10(a)** Opinion and Consent of Mayer, Brown & Platt regarding the legality of the securities being issued.

  11(a)         Consent of Mayer, Brown & Platt.

  11(b)         Consent of Ballard Spahr Andrews & Ingersoll.  (To be filed by amendment).

  11(c)         Consent of Independent Public Accountants.  (To be filed by amendment).

  15(a)***      Rule 12b-1 Distribution and Service Plan for Class I Shares (SC-US).

  15(b)***      Rule 12b-1 Distribution and Service Plan for Class R Shares (SC-US).

  15(c)****     Rule 12b-1 Distribution and Service Plan (SC-EUROPEAN).

17              Financial Data Schedule. (To be filed by amendment).

18              Rule 18f-3 Multiple Class Plan.

-------------

     *Incorporated herein by reference to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-8033) filed with the Securities and Exchange Commission on January 29, 1997.

     **Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's registration statement on Form N-1A (file Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on April 21, 1997.

     ***Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with the Securities and Exchange Commission on December 17, 1997.

     ****Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-
8033) filed with Securities and Exchange Commission on June 29, 1998.